Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 92.5%
Communication Services: 11.6%
8,975	Alphabet, Inc. - Class A*	$10,562,588
4,991	Alphabet, Inc. - Class C*	5,855,990
43,850	CBS Corp. - Class B Non Voting	2,084,191
8,500	Charter Communications, Inc. - Class A*	2,948,735
13,825	Facebook, Inc. - Class A*	2,304,489
157,655	Global Eagle Entertainment, Inc.*	111,840
12,000	MultiChoice Group Ltd. - ADR*	99,960
20,950	Netflix, Inc.*	7,469,932
52,100	Tencent Holdings Ltd.	2,395,952

		33,833,677

Consumer Discretionary: 18.2%
38,930	Alibaba Group Holding Ltd. - ADR*	7,102,778
5,410	Amazon.com, Inc.*	9,633,857
47,437	Big Lots, Inc.	1,803,555
29,500	Dollar General Corp.	3,519,350
148,308	Fiat Chrysler Automobiles N.V.*	2,202,374
124,600	General Motors Co.	4,622,660
58,900	Hilton Worldwide Holdings, Inc.	4,895,179
37,300	Lear Corp.	5,061,983
97,800	MGM Resorts International	2,509,548
60,000	Naspers Ltd. - Class N, ADR	2,785,800
124,000	Qurate Retail, Inc.*	1,981,520
21,234	Royal Caribbean Cruises Ltd.	2,433,841
26,450	Thor Industries, Inc.	1,649,687
58,000	TJX Cos., Inc. (The)	3,086,180

		53,288,312

Consumer Staples: 3.3%
62,000	Conagra Brands, Inc.	1,719,880
5,162	Diageo Plc - ADR	844,555
29,400	Henkel AG & Co. KGaA	2,797,749
34,500	Monster Beverage Corp.*	1,883,010
17,836	Sanderson Farms, Inc.	2,351,498

		9,596,692

Energy: 3.4%
91,420	Apache Corp.	3,168,617
20,900	Concho Resources, Inc.	2,319,064
112,800	Parsley Energy, Inc. - Class A*	2,177,040
130,400	US Silica Holdings, Inc.	2,263,744

		9,928,465

Financials: 21.1%
136,000	Ally Financial, Inc.	3,738,640
47,500	American International Group, Inc.	2,045,350
57,975	Bank of New York Mellon Corp. (The)	2,923,679
22	Berkshire Hathaway, Inc. - Class A*	6,626,730
20,750	Berkshire Hathaway, Inc. - Class B*	4,168,467
55,150	Blackstone Group L.P. (The)	1,928,596
100,860	Capital One Financial Corp.	8,239,253
7,292	Chubb Ltd.	1,021,463
53,300	Citigroup, Inc.	3,316,326

Shares		Value
Financials (continued)
4,196	Everest Re Group Ltd.	$906,168
8,100	Fairfax Financial Holdings Ltd.	3,767,391
21,750	HDFC Bank Ltd. - ADR	2,521,043
17,630	JPMorgan Chase & Co.	1,784,685
27,875	MetLife, Inc.	1,186,639
8,926	Northern Trust Corp.	807,000
38,500	Pinnacle Financial Partners, Inc.	2,105,950
9,427	Reinsurance Group of America, Inc.	1,338,445
100,000	Sterling Bancorp	1,863,000
15,013	Travelers Cos., Inc. (The)	2,059,183
34,230	Unum Group	1,158,001
57,040	US Bancorp	2,748,758
109,480	Wells Fargo & Co.	5,290,074

		61,544,841

Health Care: 6.5%
20,000	Alexion Pharmaceuticals, Inc.*	2,703,600
70,121	Cerner Corp.*	4,011,622
41,155	DENTSPLY SIRONA, Inc.	2,040,877
8,500	Illumina, Inc.*	2,640,865
70,600	Mylan N.V.*	2,000,804
29,000	Quest Diagnostics, Inc.	2,607,680
5,450	Regeneron Pharmaceuticals, Inc.*	2,237,879
20,718	Smith & Nephew Plc - ADR	830,999

		19,074,326

Industrials: 9.9%
70,000	American Airlines Group, Inc.	2,223,200
68,400	Arconic, Inc.	1,307,124
21,100	Carlisle Cos., Inc.	2,587,282
45,700	CH Robinson Worldwide, Inc.	3,975,443
42,500	Ferguson Plc	2,704,742
130,000	General Electric Co.	1,298,700
21,500	Honeywell International, Inc.	3,416,780
33,000	ManpowerGroup, Inc.	2,728,770
56,702	Schneider Electric SE - ADR*	887,386
72,000	Southwest Airlines Co.	3,737,520
31,180	United Technologies Corp.	4,018,790

		28,885,737

Information Technology: 16.2%
16,500	Accenture Plc - Class A	2,904,330
13,325	Amphenol Corp. - Class A	1,258,413
20,117	Applied Materials, Inc.	797,840
8,715	Brooks Automation, Inc.	255,611
26,000	DXC Technology Co.	1,672,060
110,500	Marvell Technology Group Ltd.	2,197,845
85,260	NCR Corp.*	2,326,745
100,768	Nuance Communications, Inc.*	1,706,002
10,036	Red Hat, Inc.*	1,833,577
27,900	salesforce.com, Inc.*	4,418,523
21,075	ServiceNow, Inc.*	5,194,777
94,000	TE Connectivity Ltd.	7,590,500
58,535	Visa, Inc. - Class A	9,142,582
18,250	Workday, Inc. - Class A*	3,519,513
28,300	Zendesk, Inc.*	2,405,500

		47,223,818

Materials: 1.3%
49,700	Agnico Eagle Mines Ltd.	2,161,950

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Materials (continued)
34,000	Nutrien Ltd.	$1,793,840

		3,955,790

Real Estate: 1.0%
57,000	CBRE Group, Inc. - Class A*	2,818,650

TOTAL COMMON STOCKS (Cost $189,164,994)		270,150,308

Principal Amount
SHORT-TERM INVESTMENTS: 7.4%
REPURCHASE AGREEMENTS: 7.4%
$21,693,000	Fixed Income Clearing Corp. 0.500%, 3/29/2019, due 04/01/2019 [collateral: par value $21,730,000, U.S. Treasury Bond, 2.875%, due 08/15/2045, value $22,147,223] (proceeds $21,693,904)	21,693,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,693,000)		21,693,000

TOTAL INVESTMENTS (Cost: $210,857,994): 99.9%		291,843,308

Other Assets in Excess of Liabilities: 0.1%		343,887

NET ASSETS: 100.0%		$292,187,195

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
L.P.	Limited Partnership
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost of investments	$210,857,994

Gross unrealized appreciation	86,509,570
Gross unrealized depreciation	(5,524,256)

Net unrealized appreciation	$80,985,314

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 97.6%
Australia: 1.2%
2,219,375	Incitec Pivot Ltd.	$4,936,047

Austria: 1.1%
182,400	S&T AG*	4,569,548

Belgium: 1.4%
322,449	Fagron(a)	5,797,734

Bermuda: 5.4%
1,174,892	Frontline Ltd.*	7,589,802
955,581	Teekay LNG Partners L.P.	14,295,492

		21,885,294

Canada: 2.7%
457,000	Bombardier, Inc. - Class B*	879,142
239,800	CAE, Inc.	5,314,928
92,679	Nutrien Ltd.	4,889,417

		11,083,487

China: 2.4%
318,174	JD.com, Inc. - ADR*	9,592,946

Denmark: 2.1%
68,989	Carlsberg A/S - Class B	8,629,394

Finland: 2.0%
181,856	Sampo Oyj - Class A	8,255,742

France: 11.8%
186,700	BNP Paribas S.A.	8,956,836
9,201	Bollore S.A.*(a)	41,257
1,752,680	Bollore S.A.	7,942,436
66,366	Safran S.A.	9,115,202
747,185	Vivendi S.A.	21,682,316

		47,738,047

Germany: 4.9%
23,360	Allianz SE	5,200,803
140,672	AURELIUS Equity Opportunities SE & Co. KGaA	6,421,997
139,650	Daimler AG	8,191,785

		19,814,585

Hong Kong: 7.4%
963,000	CK Hutchison Holdings Ltd.	10,113,660
4,280,537	MGM China Holdings Ltd.	8,977,978
3,226,000	New World Development Co. Ltd.	5,350,026
2,284,592	Wynn Macau Ltd.	5,401,883

		29,843,547

Ireland: 1.0%
52,200	Ryanair Holdings Plc - ADR*	3,911,868

Israel: 2.1%
2,498,092	Israel Discount Bank Ltd. - Class A	8,655,388

Japan: 11.4%
161,500	Asahi Group Holdings Ltd.	7,222,381
344,900	Japan Tobacco, Inc.	8,578,311
366,148	Nexon Co. Ltd.*	5,761,429
97,392	Pan Pacific International Holdings Corp.	6,465,158

Shares		Value
Japan (continued)
70,300	SoftBank Group Corp.	$6,860,826
75,600	Toyota Motor Corp.	4,440,162
223,222	Universal Entertainment Corp.	6,768,211

		46,096,478

Mexico: 0.7%
272,846	Grupo Televisa SAB - ADR	3,017,677

Monaco: 0.7%
719,963	Scorpio Bulkers, Inc.	2,764,658

Netherlands: 14.0%
51,126	ASML Holding N.V.	9,617,205
1,339,791	CNH Industrial N.V.	13,676,358
113,846	EXOR N.V.	7,402,736
170,209	NN Group N.V.	7,085,840
688,387	OCI N.V.*	18,975,222

		56,757,361

Norway: 0.8%
775,805	B2Holding ASA	1,090,913
632,091	Borr Drilling Ltd.*	1,954,846

		3,045,759

Russia: 1.5%
4,246,920	Moscow Exchange MICEX-RTS PJSC*	5,889,377

South Africa: 1.1%
18,765	Naspers Ltd. - Class N	4,344,147

South Korea: 1.2%
72,600	SK Hynix, Inc.	4,743,902

Spain: 0.9%
1,023,255	Codere S.A.*(a)(b)	3,705,229

Sweden: 0.6%
70,900	Modern Times Group MTG AB - Class B	910,809
70,900	Nordic Entertainment Group AB - Class B*	1,666,383

		2,577,192

Switzerland: 5.1%
40,305	Cie Financiere Richemont S.A.	2,939,813
613,260	Credit Suisse Group AG*	7,157,944
832,521	IWG Plc	2,705,910
132,528	Julius Baer Group Ltd.*	5,362,523
18,305	Kuehne & Nagel International AG	2,513,330

		20,679,520

United Kingdom: 13.5%
1,866	British American Tobacco Plc	77,887
122,471	Coca-Cola European Partners Plc*	6,315,014
28,911	Diageo Plc	1,183,061
420,800	easyJet Plc	6,140,886
2,065,230	Informa Plc	20,034,986
894,645	Inmarsat Plc	6,490,118
14,767,943	Lloyds Banking Group Plc	11,984,986
14,340	Willis Towers Watson Plc	2,518,821

		54,745,759

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
United States: 0.6%
333,287	Genco Shipping & Trading Ltd.*	$2,486,321

TOTAL COMMON STOCKS (Cost $369,850,562)		395,567,007

Principal Amount
SHORT-TERM INVESTMENTS: 2.4%
REPURCHASE AGREEMENTS : 2.4%
$9,597,000	Fixed Income Clearing Corp. 0.500%, 3/29/2019, due 04/01/2019 [collateral: par value $9,620,000, U.S. Treasury Bond, 2.875%, due 08/15/2045, value $9,804,707] (proceeds $9,597,400)	9,597,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,597,000)		9,597,000

TOTAL INVESTMENTS (Cost: $379,447,562): 100.0%		405,164,007

Other Assets in Excess of Liabilities: 0.0%		128,440

NET ASSETS: 100.0%		$405,292,447

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
L.P.	Limited Partnership
PJSC	Public Joint-Stock Company
*	Non-Income Producing Security.

(a)	Illiquid securities at March 31, 2019, at which time the aggregate value of these illiquid securities is $9,544,220 or 2.4% of net assets.

(b)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost of investments	$379,447,562

Gross unrealized appreciation	56,237,408
Gross unrealized depreciation	(30,462,389)

Net unrealized appreciation	$25,775,019

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2019 (Unaudited) - At March 31, 2019, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives Unrealized Appreciation	Liability Derivatives Unrealized Depreciation
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2019	Fund Delivering	U.S. $ Value at March 31, 2019
State Street Bank and Trust Company	4/10/2019	USD	$737,343	GBP	$734,831	$2,512	$—
	4/10/2019	USD	6,008,397	GBP	6,126,983	—	(118,586)
	5/15/2019	USD	5,608,484	EUR	5,558,375	50,109	—
	5/15/2019	USD	910,545	EUR	898,260	12,285	—
	6/19/2019	USD	2,398,417	CHF	2,292,124	106,293	—
	6/19/2019	USD	221,417	CHF	215,456	5,961	—

			$15,884,603		$15,826,029	$177,160	$(118,586)

Litman Gregory Masters Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 86.7%
Communication Services: 4.3%
66,433	MDC Partners, Inc. - Class A*	$149,474
19,045	Millicom International Cellular S.A.*	1,166,887

		1,316,361

Consumer Discretionary: 6.1%
115,768	Cherokee, Inc.*	81,153
137,000	Groupon, Inc.*	486,350
32,100	Qurate Retail, Inc.*	512,958
9,450	Shutterfly, Inc.*	384,048
13,500	Urban Outfitters, Inc.*	400,140

		1,864,649

Consumer Staples: 9.1%
68,507	Hain Celestial Group, Inc. (The)*	1,583,882
10,000	Spectrum Brands Holdings, Inc.	547,800
10,040	TreeHouse Foods, Inc.*	648,082

		2,779,764

Energy: 2.0%
24,400	Noble Energy, Inc.	603,412

Financials: 4.8%
17,300	AllianceBernstein Holding L.P.	499,797
15,400	Bank of NT Butterfield & Son Ltd. (The)	552,552
11,996	National Bank Holdings Corp. - Class A	398,987

		1,451,336

Health Care: 4.5%
16,230	AngioDynamics, Inc.*	371,018
5,780	Integer Holdings Corp.*	435,928
10,066	Orthofix Medical, Inc.*	567,823

		1,374,769

Industrials: 19.2%
18,100	Avis Budget Group, Inc.*	630,966
9,700	Axon Enterprise, Inc.*	527,777
22,000	Gardner Denver Holdings, Inc.*	611,820
60,000	GP Strategies Corp.*	729,000
55,841	Great Lakes Dredge & Dock Corp.*	497,543
35,000	Heritage-Crystal Clean, Inc.*	960,750
4,908	HNI Corp.	178,111
42,463	Quanex Building Products Corp.	674,737
9,700	Sensata Technologies Holding Plc*	436,694
8,334	SPX Corp.*	289,940
20,521	Steelcase, Inc. - Class A	298,581

		5,835,919

Information Technology: 21.8%
8,000	Arrow Electronics, Inc.*	616,480
130,000	Avid Technology, Inc.*	968,500
8,200	CommVault Systems, Inc.*	530,868

Shares		Value
Information Technology (continued)
8,500	FLIR Systems, Inc.	$404,430
132,178	MAM Software Group, Inc.*	1,124,835
36,180	NCR Corp.*	987,352
26,100	ViaSat, Inc.*	2,022,750

		6,655,215

Materials: 12.9%
32,500	Axalta Coating Systems Ltd.*	819,325
20,000	Compass Minerals International, Inc.	1,087,400
52,144	Innophos Holdings, Inc.	1,571,620
16,692	Norbord, Inc.	459,865

		3,938,210

Real Estate: 2.0%
18,617	Equity Commonwealth*	608,590

TOTAL COMMON STOCKS (Cost $26,801,126)		26,428,225

Principal Amount
SHORT-TERM INVESTMENTS: 13.8%
REPURCHASE AGREEMENTS : 13.8%
$4,207,000	Fixed Income Clearing Corp. 0.500%, 3/29/2019, due 04/01/2019 [collateral: par value $4,220,000, U.S. Treasury Bond, 2.875%, due 08/15/2045, value $4,301,025] (proceeds $4,207,175)	4,207,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,207,000)		4,207,000

TOTAL INVESTMENTS (Cost: $31,008,126): 100.5%		30,635,225

Liabilities in Excess of Other Assets: (0.5)%		(144,284)

NET ASSETS: 100.0%		$30,490,941

Percentages are stated as a percent of net assets.

L.P. Limited Partnership

*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost of investments	$31,008,126

Gross unrealized appreciation	3,305,370
Gross unrealized depreciation	(3,678,271)

Net unrealized depreciation	$(372,901)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 32.4%
Communication Services: 4.6%
5,863	Alphabet, Inc. - Class A*	$6,900,106
5,901	Alphabet, Inc. - Class C*(a)	6,923,702
43,730	Baidu, Inc. - ADR*	7,208,890
20,198	Charter Communications, Inc. - Class A*	7,006,888
208,296	Comcast Corp. - Class A(a)	8,327,674
41,010	Facebook, Inc. - Class A*(a)	6,835,957
51,345	Fox Corp. - Class A*	1,884,862
306,801	Inmarsat Plc	2,218,763
10,591	Kabel Deutschland Holding AG	1,260,563
13,628	NAVER Corp.	1,488,743
153,100	Nexon Co. Ltd.	2,398,477
2,583	Nexstar Broadcasting Group, Inc. - Class A	279,920
3,453	Omnicom Group, Inc.	252,034
43,469	Scout24 AG(b)	2,253,031
7,143	Sinclair Broadcast Group, Inc. - Class A	274,863
43,313	Sirius XM Holdings, Inc.	245,585
602,738	Tribune Media Co. - Class A	27,810,331
9,840	Viacom, Inc. - Class B	276,209
35,004	Zayo Group Holdings, Inc.*(a)	994,814

		84,841,412

Consumer Discretionary: 3.4%
272,867	Altaba, Inc.*(a)	20,224,902
218,726	Belmond Ltd. - Class A*	5,452,839
3,982	Best Buy Co., Inc.	282,961
4,785	Carnival Corp.	242,695
7,376	Dick’s Sporting Goods, Inc.	271,510
10,252	Dollar General Corp.(a)	1,223,064
4,752	Five Below, Inc.*	590,436
3,441	Foot Locker, Inc.	208,525
11,451	H&R Block, Inc.	274,137
17,812	Home Depot, Inc. (The)(a)	3,417,945
161,090	JD.com, Inc. - ADR*	4,856,863
4,107	Kohl’s Corp.	282,438
2,906	Lear Corp.	394,373
9,471	Magna International, Inc.	461,143
31,438	Mohawk Industries, Inc.*	3,965,904
34,448	Naspers Ltd. - Class N	7,959,474
88,792	Porsche Automobil Holding SE - (Preference Shares)	5,577,223
118,370	Regis Corp.*	2,328,338
72,506	Rent-A-Center, Inc.*	1,513,200
3,955	Starbucks Corp.	294,015
174,265	Telepizza Group S.A.(b)	1,215,132
12,291	Tenneco, Inc. - Class A(a)	272,368
4,282	Visteon Corp.*	288,393
43,755	Wyndham Hotels & Resorts, Inc.(a)	2,187,312
2,744	Yum! Brands, Inc.	273,879

		64,059,069

Consumer Staples: 0.1%
4,950	Altria Group, Inc.	284,278
188,159	Dairy Crest Group Plc	1,522,572
4,261	Molson Coors Brewing Co. - Class B	254,169
3,112	Philip Morris International, Inc.	275,070

Shares		Value
Consumer Staples (continued)
4,494	Walgreens Boots Alliance, Inc.	$284,335

		2,620,424

Energy: 0.4%
5,570	Anadarko Petroleum Corp.	253,324
4,403	CVR Energy, Inc.	181,404
220	Dommo Energia S.A. - ADR*	4,252
28,130	Encana Corp.	203,661
294,360	Kinder Morgan, Inc.	5,890,144
10,921	Plains GP Holdings L.P. - Class A*	272,151
21,289	Whiting Petroleum Corp.*	556,494

		7,361,430

Financials: 5.2%
5,533	Aflac, Inc.	276,650
170,180	Ally Financial, Inc.(a)	4,678,248
271,650	American International Group, Inc.(a)	11,697,249
31,635	Aon Plc	5,400,095
272,140	Bank of America Corp.	7,508,343
2,623	Capital One Financial Corp.	214,273
167,290	CIT Group, Inc.(a)	8,024,901
131,759	Citigroup, Inc.(a)	8,198,045
0	Fifth Third Bancorp	11
67,640	Groupe Bruxelles Lambert S.A.(c)	6,578,751
392,870	Jefferies Financial Group, Inc.(a)	7,382,027
2,468	JPMorgan Chase & Co.	249,836
68,121	LPL Financial Holdings, Inc.	4,744,628
5,854	MetLife, Inc.	249,205
830	Morgan Stanley	35,026
2,933	Prudential Financial, Inc.	269,484
1,210,335	Royal Bank of Scotland Group Plc	3,895,505
17,610	Signature Bank	2,255,313
265,540	SunTrust Banks, Inc.(a)	15,733,245
176,434	TCF Financial Corp.(a)	3,650,419
111,410	Wells Fargo & Co.(a)	5,383,331

		96,424,585

Health Care: 1.6%
3,524	AbbVie, Inc.	283,999
1,711	Allergan Plc	250,508
3,495	AmerisourceBergen Corp.	277,923
1,489	Amgen, Inc.	282,880
286	Anthem, Inc.	82,076
5,489	Bristol-Myers Squibb Co.	261,880
22,636	Celgene Corp.*	2,135,480
1,288	Cigna Corp.	207,136
63,861	Clementia Pharmaceuticals, Inc.*	1,666,772
4,309	Gilead Sciences, Inc.	280,128
1,922	Johnson & Johnson	268,676
2,033	McKesson Corp.	237,983
2,364	Merck & Co., Inc.	196,614
178,090	Mylan N.V.*(a)	5,047,071
950,283	Pacific Biosciences of California, Inc.*(a)	6,870,546
137,303	Paratek Pharmaceuticals, Inc.*(a)	735,944
44,577	Spark Therapeutics, Inc.*	5,076,429
1,071	Thermo Fisher Scientific, Inc.	293,154

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Health Care (continued)
1,096	UnitedHealth Group, Inc.	$270,997
20,372	WellCare Health Plans, Inc.*	5,495,347

		30,221,543

Industrials: 3.9%
562,150	Arconic, Inc.(a)	10,742,686
417	Boeing Co. (The)	159,052
1,789	Cummins, Inc.	282,429
3,503	Eaton Corp. Plc	282,202
42,170	Herc Holdings, Inc.*(a)	1,643,787
464	Honeywell International, Inc.	73,739
1,930	Illinois Tool Works, Inc.	277,013
49,370	Jardine Strategic Holdings Ltd.(c)	1,847,919
77,681	L3 Technologies, Inc.(a)	16,031,028
847,323	Meggitt Plc(c)	5,551,438
13,541	Norfolk Southern Corp.(a)	2,530,677
4,036	PACCAR, Inc.	275,013
610	Robert Half International, Inc.	39,748
1,532	Rockwell Automation, Inc.	268,805
47,688	Rush Enterprises, Inc. - Class A(a)	1,993,835
17,500	Sound Holding FP Luxemburg*(d)	561,147
5,411	Southwest Airlines Co.	280,885
58,908	Trinity Industries, Inc.(a)	1,280,071
889	United Parcel Service, Inc. - Class B	99,337
68,090	United Technologies Corp.(a)	8,776,120
112,365	Univar, Inc.*	2,490,010
245,740	USG Corp.*(a)	10,640,542
43,190	WABCO Holdings, Inc.*(a)	5,693,738
1,658	Waste Management, Inc.	172,283

		71,993,504

Information Technology: 10.4%
480,760	Acando AB	2,140,673
1,649	Accenture Plc - Class A	290,257
83,280	Analog Devices, Inc.(a)	8,766,886
1,309	Apple, Inc.	248,645
41,280	Arlo Technologies, Inc.*	170,486
1,823	Automatic Data Processing, Inc.	291,206
34,020	Broadcom, Inc.	10,230,154
2,545	Broadridge Financial Solutions, Inc.	263,891
2,895	CDW Corp.	278,991
3,880	Cisco Systems, Inc.	209,481
739,782	First Data Corp. - Class A*(a)	19,434,073
2,958	Fiserv, Inc.*	261,132
16,936	Hewlett Packard Enterprise Co.	261,322
13,674	HP, Inc.	265,686
389,792	Integrated Device Technology, Inc.*	19,095,910
1,092	Intuit, Inc.	285,460
2,384	KLA-Tencor Corp.	284,673
31,073	LogMeIn, Inc.(a)	2,488,947
296,956	Luxoft Holding, Inc.*	17,434,287
1,213	MasterCard, Inc. - Class A	285,601
143,634	Mellanox Technologies Ltd.*	17,000,520

Shares		Value
Information Technology (continued)
57,683	Microsoft Corp.	$6,803,133
159,124	MINDBODY, Inc. - Class A*(c)	5,808,026
566	NetApp, Inc.	39,246
5,277	Oracle Corp.	283,428
3,539	Paychex, Inc.	283,828
84,962	Perspecta, Inc.	1,717,932
283,375	Quantenna Communications, Inc.*	6,894,514
138,892	Red Hat, Inc.*(a)	25,375,568
358,943	Solium Capital, Inc.*	5,126,414
84,880	TE Connectivity Ltd.(a)	6,854,060
998	Texas Instruments, Inc.	105,858
32,983	Ultimate Software Group, Inc. (The)*(a)	10,888,678
251,838	Versum Materials, Inc.(a)	12,669,970
1,811	Visa, Inc. - Class A	282,860
52,731	Worldpay, Inc. - Class A*(a)	5,984,969
134,350	Xerox Corp.(a)	4,296,513

		193,403,278

Materials: 2.1%
10,382	Air Products & Chemicals, Inc.(a)	1,982,547
22,240	Alcoa Corp.*	626,278
16,267	Axalta Coating Systems Ltd.*	410,091
11,778	Cabot Corp.	490,318
357,443	Cemex SAB de C.V. - ADR*	1,658,536
3,082	Domtar Corp.	153,021
1,154,652	Glencore Plc*	4,783,780
674,430	Goldcorp, Inc.	7,715,479
75,603	HeidelbergCement AG	5,446,595
136,026	LafargeHolcim Ltd.*	6,718,665
216,650	Owens-Illinois, Inc.(a)	4,112,017
403,812	RPC Group Plc	4,156,881

		38,254,208

Real Estate: 0.4%
35,932	HFF, Inc. - Class A	1,715,753
3,575	Lamar Advertising Co. - Class A	283,354
194,654	Tier REIT, Inc.	5,578,784

		7,577,891

Utilities: 0.3%
3,643	Dominion Energy, Inc.	279,273
6,684	FirstEnergy Corp.	278,121
86,230	PG&E Corp.*	1,534,894
8,545	PPL Corp.	271,218
155,794	Valener, Inc.	3,049,525

		5,413,031

TOTAL COMMON STOCKS (Cost $558,724,886)		602,170,375

RIGHTS/WARRANTS: 0.0%
18,364	Avaya Holdings Corp. (Expiration date 12/15/22)*(c)	59,683
4,030	Ditech Holding Corp. (Expiration date 01/31/28)*(c)	8
5,079	Ditech Holding Corp. (Expiration date 02/09/28)*(c)	41

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Shares		Value
RIGHTS/WARRANTS (CONTINUED)
13,685	Halcon Resources Corp. (Expiration date 09/09/20)*	$246

TOTAL RIGHTS/WARRANTS (Cost $0)		59,978

PREFERRED STOCKS: 0.1%
Consumer Staples: 0.0%
	Bunge Ltd.
11,000	4.875%, 12/20/2165(e)	1,089,000

Energy: 0.0%
	Chesapeake Energy Corp.
506	5.750%, 08/15/2166(e)	283,360
	El Paso Energy Capital Trust I
528	4.750%, 03/31/2028	28,602

		311,962

Financials: 0.0%
	Ditech Holding Corp.
241	0.000%, 02/09/2023*(e)	145

Industrials: 0.1%
	Element Communication Aviation
170	12.000%, 03/16/2040(c)(d)	1,471,562

TOTAL PREFERRED STOCKS (Cost $3,531,294)		2,872,669

EXCHANGE-TRADED FUNDS: 0.4%
62,624	Industrial Select Sector SPDR Fund	4,698,679
9,829	Invesco QQQ Trust - Series 1	1,765,878
31,335	iShares China Large-Cap ETF	1,387,200
11,487	SPDR S&P Retail ETF	517,030

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,984,748)		8,368,787

Principal Amount^
ASSET-BACKED SECURITIES: 10.3%
	ACC Trust
$102,120	Series 2018-1-A 3.700%, 12/21/2020(b)	102,236
	Accelerated Assets LLC
275,673	Series 2018-1-B 4.510%, 12/02/2033(b)	278,666
	Adams Outdoor Advertising L.P.
930,538	Series 2018-1-A 4.810%, 11/15/2048(b)	972,568
	AIM Aviation Finance Ltd.
822,761	Series 2015-1A-B1 5.072%, 02/15/2040(b)(f)	818,900
	AIMCO CLO
500,000	Series 2014-AA-SUB 0.000%, 07/20/2026(b)(g)	202,756
	Ajax Mortgage Loan Trust
263,807	Series 2016-C-A 4.000%, 10/25/2057(b)(f)	264,497
116,743	Series 2017-A-A 3.470%, 04/25/2057(b)(f)	116,504
404,446	Series 2017-B-A 3.163%, 09/25/2056(b)(g)	403,266

Principal Amount^		Value
	Ally Auto Receivables Trust
$1,430,000	Series 2017-4-A3 1.750%, 12/15/2021	$1,421,401
	American Express Credit Account Master Trust
1,785,000	Series 2017-6-A 2.040%, 05/15/2023	1,772,858
800,000	Series 2017-8-A 2.604%, 05/16/2022(h) 1 mo. LIBOR + 0.120%	800,359
525,000	Series 2019-1-A 2.870%, 10/15/2024	530,465
	American Homes 4 Rent
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(b)	960,585
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(b)	665,869
845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(b)	914,084
	AmeriCredit Automobile Receivables Trust
162,000	Series 2015-4-D 3.720%, 12/08/2021	163,637
634,206	Series 2017-3-A2B 2.722%, 12/18/2020(h) 1 mo. USD LIBOR + 0.240%	634,219
795,000	Series 2018-2-D 4.010%, 07/18/2024	817,520
	Americredit Automobile Receivables Trust
1,010,000	Series 2018-3-D 4.040%, 11/18/2024	1,029,535
	Apidos CLO XXI
500,000	Series 2015-21A-ER 11.030%, 07/18/2027(b)(h) 3 mo. USD LIBOR + 8.250%	485,089
	Apidos CLO XXII
500,000	Series 2015-22A-D 8.761%, 10/20/2027(b)(h) 3 mo. USD LIBOR + 6.000%	492,910
	Apidos CLO XXIV
1,000,000	Series 2016-24A-DR 8.561%, 10/20/2030(b)(h) 3 mo. USD LIBOR + 5.800%	956,667
	Ascentium Equipment Receivables Trust
95,000	Series 2017-2A-C 2.870%, 08/10/2022(b)	95,064
	Atrium XIII
500,000	Series 13A-E 8.811%, 11/21/2030(b)(h) 3 mo. USD LIBOR + 6.050%	479,760
	Atrium XIV LLC
750,000	Series 14A-E 8.429%, 08/23/2030(b)(h) 3 mo. USD LIBOR + 5.650%	711,154
	BA Credit Card Trust
1,940,000	Series 2018-A1-A1 2.700%, 07/17/2023	1,946,840
	Barings CLO Ltd.
1,000,000	Series 2018-3A-E 8.511%, 07/20/2029(b)(h) 3 mo. USD LIBOR + 5.750%	967,764
500,000	Series 2018-4A-E 8.243%, 10/15/2030(b)(h) 3 mo. USD LIBOR + 5.820%	479,236

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Bayview Opportunity Master Fund IIb Trust
$107,133	Series 2018-RN5-A1 3.820%, 04/28/2033(b)(f)	$107,581
	Bayview Opportunity Master Fund IIIa Trust
242,848	Series 2018-RN8-A1 4.066%, 09/28/2033(b)(f)	244,484
	Bayview Opportunity Master Fund IVa Trust
750,000	Series 2019-RN2-A1 3.967%, 03/28/2034(b)(f)	750,937
	Bayview Opportunity Master Fund IVb Trust
466,836	Series 2018-RN9-A1 4.213%, 10/29/2033(b)(f)	470,089
614,868	Series 2019-RN1-A1 4.090%, 02/28/2034(b)(f)	621,764
	Blackbird Capital Aircraft Lease Securitization Ltd.
302,604	Series 2016-1A-A 4.213%, 12/16/2041(b)(f)	306,816
280,990	Series 2016-1A-B 5.682%, 12/16/2041(b)(f)	291,071
	BMW Vehicle Owner Trust
327,903	Series 2018-A-A2B 2.556%, 11/25/2020(h) 1 mo. USD LIBOR + 0.070%	327,872
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 8.537%, 10/15/2031(b)(h) 3 mo. USD LIBOR + 5.750%	715,155
	California Republic Auto Receivables Trust
520,000	Series 2018-1-D 4.330%, 04/15/2025	534,343
	CAM Mortgage Trust
59,963	Series 2018-1-A1 3.960%, 12/01/2065(b)(f)	59,965
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 8.537%, 07/15/2031(b)(h) 3 mo. USD LIBOR + 5.750%	920,792
500,000	Series 2018-1A-E 8.537%, 07/15/2031(b)(h) 3 mo. USD LIBOR + 5.750%	472,862
	Capital One Multi-Asset Execution Trust
1,595,000	Series 2016-A1-A1 2.934%, 02/15/2022(h) 1 mo. LIBOR + 0.450%	1,595,238
745,000	Series 2019-A1-A1 2.840%, 12/16/2024	751,755
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 8.034%, 05/15/2031(b)(h) 3 mo. USD LIBOR + 5.350%	464,281
	CarMax Auto Owner Trust
331,822	Series 2017-4-A2B 2.614%, 04/15/2021(h) 1 mo. USD LIBOR + 0.130%	331,791

Principal Amount^		Value
$245,205	Series 2018-1-A2B 2.634%, 05/17/2021(h) 1 mo. USD LIBOR + 0.150%	$245,174
445,000	Series 2018-2-D 3.990%, 04/15/2025	454,554
1,873,869	Series 2018-3-A2B 2.684%, 10/15/2021(h) 1 mo. USD LIBOR + 0.200%	1,874,080
305,000	Series 2018-4-D 4.150%, 04/15/2025	311,617
	Castlelake Aircraft Securitization Trust
250,227	Series 2018-1-B 5.300%, 06/15/2043(b)	253,617
4,371,798	Series 2018-1-C 6.625%, 06/15/2043(b)	4,400,665
	CCG Receivables Trust
100,000	Series 2018-1-C 3.420%, 06/16/2025(b)	100,310
	Chase Issuance Trust
705,000	Series 2016-A1-A 2.894%, 05/15/2021(h) 1 mo. LIBOR + 0.410%	705,307
955,000	Series 2018-A1-A1 2.684%, 04/17/2023(h) 1 mo. LIBOR + 0.200%	954,857
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 8.587%, 04/15/2030(b)(h) 3 mo. USD LIBOR + 5.800%	479,075
	Chesapeake Funding II LLC
180,000	Series 2017-2A-D 3.710%, 05/15/2029(b)	181,579
512,774	Series 2017-4A-A2 2.824%, 11/15/2029(b)(h) 1 mo. USD LIBOR + 0.340%	512,802
250,000	Series 2018-1A-C 3.570%, 04/15/2030(b)	252,191
640,000	Series 2018-1A-D 3.920%, 04/15/2030(b)	645,672
	CIG Auto Receivables Trust
61,391	Series 2017-1A-A 2.710%, 05/15/2023(b)	61,269
	Citibank Credit Card Issuance Trust
1,470,000	Series 2017-A8-A8 1.860%, 08/08/2022	1,456,380
2,000,000	Series 2018-A1-A1 2.490%, 01/20/2023	1,997,788
	Coinstar Funding LLC
4,028,250	Series 2017-1A-A2 5.216%, 04/25/2047(b)	4,108,284
	Colony American Finance Ltd.
480,000	Series 2015-1-D 5.649%, 10/15/2047(b)	481,825
230,000	Series 2016-1-C 4.638%, 06/15/2048(b)(f)	231,022
	Colony Starwood Homes Trust
274,520	Series 2016-2A-E 5.834%, 12/17/2033(b)(h) 1 mo. LIBOR + 3.350%	275,454

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Consumer Loan Underlying Bond Credit Trust
$ 17,535	Series 2017-P1-A 2.420%, 09/15/2023(b)	$17,527
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 8.173%, 04/17/2030(b)(h) 3 mo. USD LIBOR + 5.400%	937,449
	CPS Auto Receivables Trust
220,000	Series 2017-D-D 3.730%, 09/15/2023(b)	220,835
105,000	Series 2018-A-C 3.050%, 12/15/2023(b)	104,751
490,000	Series 2018-D-C 3.830%, 09/15/2023(b)	498,190
	Credit Acceptance Auto Loan Trust
775,000	Series 2018-2A-C 4.160%, 09/15/2027(b)	792,662
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(f)	302,435
	Diamond Resorts Owner Trust
144,696	Series 2017-1A-C 6.070%, 10/22/2029(b)	147,080
654,159	Series 2018-1-C 4.530%, 01/21/2031(b)	663,508
	Discover Card Execution Note Trust
1,585,000	Series 2018-A3-A3 2.714%, 12/15/2023(h) 1 mo. LIBOR + 0.230%	1,586,034
	Dorchester Park CLO Ltd.
500,000	Series 2015-1A-ER 7.761%, 04/20/2028(b)(h) 3 mo. USD LIBOR + 5.000%	486,194
	Drive Auto Receivables Trust
975,000	Series 2018-1-D 3.810%, 05/15/2024	983,366
630,000	Series 2018-5-D 4.300%, 04/15/2026	650,104
	Driven Brands Funding LLC
233,238	Series 2018-1A-A2 4.739%, 04/20/2048(b)	238,198
	Dryden 40 Senior Loan Fund
1,000,000	Series 2015-40A-ER 8.434%, 08/15/2031(b)(h) 3 mo. USD LIBOR + 5.750%	954,266
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 9.987%, 04/15/2031(b)(h) 3 mo. USD LIBOR + 7.200%	441,417
	DT Auto Owner Trust
208,595	Series 2015-2A-D 4.250%, 02/15/2022(b)	208,764
777,441	Series 2016-1A-D 4.660%, 12/15/2022(b)	784,230
787,451	Series 2016-2A-D 5.430%, 11/15/2022(b)	797,021
410,000	Series 2018-2A-D 4.150%, 03/15/2024(b)	417,637
585,000	Series 2018-3A-C 3.790%, 07/15/2024(b)	591,546
	Earnest Student Loan Program LLC
13,000	Series 2016-D-R 0.000%, 01/25/2041(b)	537,797

Principal Amount^		Value
	Fairstone Financial Issuance Trust
670,000 (CAD)	Series 2019-1A-A 3.948%, 03/21/2033(b)	$506,466
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 8.187%, 07/15/2030(b)(h) 3 mo. USD LIBOR + 5.400%	466,036
	Five Guys Funding LLC
674,900	Series 2017-1A-A2 4.600%, 07/25/2047(b)	699,295
	Flagship Credit Auto Trust
300,000	Series 2016-3-E 6.250%, 10/15/2023(b)	309,711
	Ford Credit Auto Owner Trust
374,996	Series 2017-C-A2B 2.604%, 09/15/2020(h) 1 mo. USD LIBOR + 0.120%	375,395
	GCAT LLC
180,024	Series 2017-2-A1 3.500%, 04/25/2047(b)(f)	179,684
281,349	Series 2018-1-A1 3.844%, 06/25/2048(b)(f)	281,592
580,235	Series 2018-2-A1 4.090%, 06/26/2023(b)(f)	584,383
	Genesis Sales Finance Master Trust
145,000	Series 2019-AA-A 4.680%, 08/20/2023(b)	146,820
	Gilbert Park CLO Ltd.
500,000	Series 2017-1A-E 7.951%, 10/15/2030(b)(h) 3 mo. USD LIBOR + 6.400%	492,750
	Global Container Assets 2014 Holdings Ltd.
772,842	Series 2014-1-C 6.000%, 01/05/2030(b)(c)(d)	616,728
318,151	Series 2014-1-D 7.500%, 01/05/2030(b)(c)(d)	159,107
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(b)(c)(d)	0
	Global Container Assets Ltd.
195,278	Series 2015-1A-B 4.500%, 02/05/2030(b)(c)	188,740
	GM Financial Consumer Automobile Receivables Trust
1,172,306	Series 2018-1-A2B 2.572%, 01/19/2021(h) 1 mo. USD LIBOR + 0.090%	1,171,759
901,196	Series 2018-3-A2B 2.592%, 07/16/2021(h) 1 mo. USD LIBOR + 0.110%	900,688
	GSAA Home Equity Trust
687,032	Series 2006-10-AF5 6.448%, 06/25/2036(f)	317,932
	Harbour Aircraft Investments Ltd.
1,425,217	Series 2017-1-C 8.000%, 11/15/2037	1,430,509
	Harley Marine Financing LLC
975,000	Series 2018-1A-A2 5.682%, 05/15/2043(b)	853,878
	Hertz Vehicle Financing II L.P.
365,000	Series 2017-2A-A 3.290%, 10/25/2023(b)	364,945

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Home Partners of America Trust
$340,000	Series 2016-2-E 6.262%, 10/17/2033(b)(h) 1 mo. LIBOR + 3.780%	$341,032
580,000	Series 2016-2-F 7.182%, 10/17/2033(b)(h) 1 mo. LIBOR + 4.700%	582,430
	Honda Auto Receivables Owner Trust
440,000	Series 2017-3-A3 1.790%, 09/20/2021	437,179
1,675,000	Series 2018-1I-A3 2.600%, 02/15/2022	1,676,140
690,000	Series 2019-1-A3 2.830%, 03/20/2023	694,564
	Horizon Aircraft Finance I Ltd.
2,928,572	Series 2018-1-C 6.657%, 12/15/2038(b)	2,983,468
	InSite Issuer LLC
3,500,000	Series 2016-1A-C 6.414%, 11/15/2046(b)	3,581,272
	Invitation Homes Trust
715,000	Series 2018-SFR1-E 4.482%, 03/17/2037(b)(h) 1 mo. LIBOR + 2.000%	713,664
1,225,000	Series 2018-SFR2-E 4.484%, 06/17/2037(b)(h) 1 mo. LIBOR + 2.000%	1,225,752
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 4.905%, 11/25/2036(f)	1,011,310
	Kestrel Aircraft Funding Ltd.
588,397	Series 2018-1A-A 4.250%, 12/15/2038(b)	585,583
	Labrador Aviation Finance Ltd.
1,729,167	Series 2016-1A-B1 5.682%, 01/15/2042(b)	1,771,741
	LCM 26 Ltd.
500,000	Series 26A-E 8.061%, 01/20/2031(b)(h) 3 mo. USD LIBOR + 5.300%	460,833
	LCM Loan Income Fund I Income Note Issuer Ltd.
500,000	Series 27A-E 8.379%, 07/16/2031(b)(h) 3 mo. USD LIBOR + 5.600%	472,358
	LCM XVII L.P.
1,000,000	Series 17A-ER 8.787%, 10/15/2031(b)(h) 3 mo. USD LIBOR + 6.000%	966,966
	LCM XX L.P.
500,000	Series 20A-ER 8.211%, 10/20/2027(b)(h) 3 mo. USD LIBOR + 5.450%	483,553
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A 5.760%, 11/25/2035(f)	2,119,664
706,803	Series 2006-8-3A3 5.355%, 06/25/2036(f)	712,612

Principal Amount^		Value
	Madison Park Funding XIV Ltd.
$1,000,000	Series 2014-14A-ER 8.561%, 10/22/2030(b)(h) 3 mo. USD LIBOR + 5.800%	$957,726
	MAPS Ltd.
315,000	Series 2019-1A-A 4.458%, 03/15/2044(b)	319,834
	Marlette Funding Trust
355,000	Series 2019-1A-A 3.440%, 04/16/2029(b)	356,230
	Master Asset-Backed Securities Trust
11,773,933	Series 2006-NC3-A3 2.586%, 10/25/2036(h) 1 mo. USD LIBOR + 0.100%	7,330,771
	Mosaic Solar Loans LLC
2,070,608	Series 2017-2A-B 4.770%, 06/22/2043(b)	2,124,410
	Motor Plc
574,063	Series 2017-1A-A1 3.016%, 09/25/2024(b)(h) 1 mo. USD LIBOR + 0.530%	573,505
	Myers Park CLO Ltd.
1,000,000	Series 2018-1A-E 7.919%, 10/20/2030(b)(h) 3 mo. USD LIBOR + 5.500%	936,712
	Nationstar HECM Loan Trust
3,200,000	Series 2018-1A-M4 4.705%, 02/25/2028(b)(g)	3,218,618
	Navistar Financial Dealer Note Master Owner Trust
310,000	Series 2018-1-A 3.116%, 09/25/2023(b)(h) 1 mo. LIBOR + 0.630%	310,575
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-E 8.187%, 01/15/2028(b)(h) 3 mo. USD LIBOR + 5.400%	490,384
	Neuberger Berman CLO XXIII Ltd.
1,000,000	Series 2016-23A-ER 8.523%, 10/17/2027(b)(h) 3 mo. USD LIBOR + 5.750%	962,652
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(b)(g)	818,889
	NextGear Floorplan Master Owner Trust
710,000	Series 2016-1A-A1 4.184%, 04/15/2021(b)(h) 1 mo. LIBOR + 1.700%	710,466
1,940,000	Series 2017-1A-A1 3.334%, 04/18/2022(b)(h) 1 mo. LIBOR + 0.850%	1,949,377
1,210,000	Series 2017-2A-A1 3.164%, 10/17/2022(b)(h) 1 mo. LIBOR + 0.680%	1,214,083
845,000	Series 2018-1A-A1 3.124%, 02/15/2023(b)(h) 1 mo. LIBOR + 0.640%	846,959
	Nissan Auto Lease Trust
404,034	Series 2017-B-A2B 2.694%, 12/16/2019(h) 1 mo. USD LIBOR + 0.210%	404,148

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Nissan Auto Receivables Owner Trust
$ 168,318	Series 2017-B-A2B 2.584%, 05/15/2020(h) 1 mo. USD LIBOR + 0.100%	$168,321
594,737	Series 2017-C-A2B 2.554%, 10/15/2020(h) 1 mo. USD LIBOR + 0.070%	594,550
1,060,000	Series 2018-A-A3 2.650%, 05/16/2022	1,061,073
945,000	Series 2018-B-A2B 2.584%, 07/15/2021(h) 1 mo. USD LIBOR + 0.100%	944,775
	NRZ Excess Spread-Collateralized Notes
2,265,326	Series 2018-PLS2-D 4.593%, 02/25/2023(b)	2,269,282
	Oak Hill Advisors Residential Loan Trust
187,981	Series 2017-NPL1-A1 3.000%, 06/25/2057(b)(f)	188,189
501,613	Series 2017-NPL2-A1 3.000%, 07/25/2057(b)(f)	496,502
	Octagon Investment Partners 26 Ltd.
1,000,000	Series 2016-1A-FR 10.877%, 07/15/2030(b)(h) 3 mo. USD LIBOR + 8.090%	927,939
	Octagon Investment Partners XVI Ltd.
1,000,000	Series 2013-1A-ER 8.523%, 07/17/2030(b)(h) 3 mo. USD LIBOR + 5.750%	939,583
	OneMain Financial Issuance Trust
1,185,000	Series 2015-2A-D 5.640%, 07/18/2025(b)	1,190,870
675,000	Series 2015-3A-B 4.160%, 11/20/2028(b)	684,236
1,000,000	Series 2016-1A-C 6.000%, 02/20/2029(b)	1,025,627
	Oxford Finance Funding LLC
180,000	Series 2019-1A-A2 4.459%, 02/15/2027(b)	182,200
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
8,000,000	Series 2005-WHQ1-M5 3.611%, 03/25/2035(h) 1 mo. USD LIBOR + 1.125%	8,047,935
	Planet Fitness Master Issuer LLC
860,675	Series 2018-1A-A2I 4.262%, 09/05/2048(b)	876,588
	PNMAC FMSR Issuer Trust
7,300,000	Series 2018-FT1-A 4.836%, 04/25/2023(b)(h) 1 mo. USD LIBOR + 2.350%	7,325,550
	Preston Ridge Partners Mortgage LLC
620,005	Series 2017-2A-A1 3.470%, 09/25/2022(b)(f)	620,664
315,000	Series 2017-2A-A2 5.000%, 09/25/2022(b)(f)	314,947
286,458	Series 2017-3A-A1 3.470%, 11/25/2022(b)(g)	286,328
120,000	Series 2017-3A-A2 5.000%, 11/25/2022(b)(g)	118,781

Principal Amount^		Value
$ 275,000	Series 2018-1A-A2 5.000%, 04/25/2023(b)(g)	$273,215
	Progress Residential Trust
210,000	Series 2017-SFR2-E 4.142%, 12/17/2034(b)	209,729
125,000	Series 2018-SFR2-E 4.656%, 08/17/2035(b)	127,176
530,000	Series 2019-SFR1-E 4.466%, 08/17/2035(b)	537,619
	RCO V Mortgage LLC
130,046	Series 2018-1-A1 4.000%, 05/25/2023(b)(f)	130,913
	RMAT L.P.
496,906	Series 2018-NPL1-A1 4.090%, 05/25/2048(b)(f)	499,145
	S-Jets Ltd.
1,301,417	Series 2017-1-A 3.967%, 08/15/2042(b)	1,307,065
	Santander Drive Auto Receivables Trust
1,120,000	Series 2018-2-D 3.880%, 02/15/2024	1,136,451
975,000	Series 2018-3-D 4.070%, 08/15/2024	990,567
735,000	Series 2018-5-C 3.810%, 12/16/2024	746,345
	Santander Retail Auto Lease Trust
494,119	Series 2017-A-A2B 2.758%, 03/20/2020(b)(h) 1 mo. USD LIBOR + 0.270%	494,133
	Sapphire Aviation Finance I Ltd.
680,119	Series 2018-1A-B 5.926%, 03/15/2040(b)	703,610
	SCF Equipment Leasing LLC
1,135,000	Series 2018-1A-C 4.210%, 04/20/2027(b)	1,152,606
	Shenton Aircraft Investment I Ltd.
309,430	Series 2015-1A-A 4.750%, 10/15/2042(b)	312,519
	SLM Private Credit Student Loan Trust
359,000	Series 2003-A-A3 5.030%, 06/15/2032(d)(h) 28 day ARS	358,785
1,027,000	Series 2003-B-A3 5.080%, 03/15/2033(d)(h) 28 day ARS	1,026,384
90,000	Series 2003-B-A4 4.750%, 03/15/2033(d)(h) 28 day ARS	89,946
	SMB Private Education Loan Trust
365,000	Series 2017-B-A2B 3.234%, 10/15/2035(b)(h) 1 mo. USD LIBOR + 0.750%	365,422
	SoFi Consumer Loan Program Trust
620,000	Series 2018-2-A2 3.350%, 04/26/2027(b)	622,082
435,000	Series 2018-2-B 3.790%, 04/26/2027(b)	441,234
	SoFi Professional Loan Program LLC
16,490	Series 2014-B-A1 3.736%, 08/25/2032(b)(h) 1 mo. USD LIBOR + 1.250%	16,577

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	SoFi Professional Loan Program LLC (Continued)
$314,899	Series 2016-A-B 3.570%, 01/26/2038(b)	$310,175
133,000	Series 2017-F-R1 0.000%, 01/25/2041(b)	8,808,597
63,855	Series 2019-B-R1 0.000%, 08/17/2048(b)	2,249,612
	Soundview Home Loan Trust
6,217,690	Series 2007-OPT3-2A3 2.666%, 08/25/2037(h) 1 mo. USD LIBOR + 0.180%	6,093,285
	Sprite Ltd.
823,039	Series 2017-1-B 5.750%, 12/15/2037(b)	842,958
	Stanwich Mortgage Loan Trust
85,107	Series 2011-5-A 4.159%, 09/15/2037(b)(g)	37,649
62,947	Series 2012-2-A 0.000%, 03/15/2047(b)(g)	26,939
803,615	Series 2018-NPB1-A1 4.016%, 05/16/2023(b)(f)	807,018
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 8.067%, 01/15/2030(b)(h) 3 mo. USD LIBOR + 5.280%	459,998
	Terwin Mortgage Trust
938,303	Series 2006-3-2A2 2.696%, 04/25/2037(b)(h) 1 mo. USD LIBOR + 0.210%	922,920
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 0.000%, 01/15/2031(b)	868,324
500,000	Series 2018-2A-E 8.537%, 07/15/2030(b)(h) 3 mo. USD LIBOR + 5.750%	472,417
	Thunderbolt Aircraft Lease Ltd.
763,072	Series 2017-A-B 5.750%, 05/17/2032(b)(f)	791,701
	Thunderbolt II Aircraft Lease Ltd.
342,321	Series 2018-A-A 4.147%, 09/15/2038(b)(f)	347,965
	Tidewater Auto Receivables Trust
110,000	Series 2018-AA-D 4.300%, 11/15/2024(b)	111,370
	Toyota Auto Receivables Owner Trust
383,433	Series 2017-C-A2B 2.564%, 07/15/2020(h) 1 mo. USD LIBOR + 0.080%	383,415
583,958	Series 2017-D-A2B 2.534%, 08/17/2020(h) 1 mo. USD LIBOR + 0.050%	583,864
1,776,536	Series 2018-A-A2B 2.554%, 10/15/2020(h) 1 mo. USD LIBOR + 0.070%	1,776,072
	Vericrest Opportunity Loan Trust
550,000	Series 2019-NPL3-A1 3.967%, 03/25/2049(b)(f)	551,975
	Verizon Owner Trust
620,000	Series 2017-3A-A1B 2.758%, 04/20/2022(b)(h) 1 mo. USD LIBOR + 0.270%	621,082

Principal Amount^		Value
$745,000	Series 2018-1A-A1B 2.748%, 09/20/2022(b)(h) 1 mo. USD LIBOR + 0.260%	$745,453
	Veros Automobile Receivables Trust
80,981	Series 2017-1-A 2.840%, 04/17/2023(b)	80,858
	Volkswagen Auto Loan Enhanced Trust
909,993	Series 2018-1-A2B 2.668%, 07/20/2021(h) 1 mo. USD LIBOR + 0.180%	910,282
	VOLT LXVIII LLC
470,924	Series 2018-NPL4-A1A 4.336%, 07/27/2048(b)(f)	473,834
	VOLT LXX LLC
508,527	Series 2018-NPL6-A1A 4.115%, 09/25/2048(b)(f)	511,793
	VOLT LXXI LLC
405,011	Series 2018-NPL7-A1A 3.967%, 09/25/2048(b)(f)	407,786
	VOLT LXXII LLC
2,531,275	Series 2018-NPL8-A1A 4.213%, 10/26/2048(b)(f)	2,553,767
	VOLT LXXV LLC
860,940	Series 2019-NPL1-A1A 4.336%, 01/25/2049(b)(f)	869,536
	Voya CLO Ltd.
500,000	Series 2018-2A-E 8.037%, 07/15/2031(b)(h) 3 mo. USD LIBOR + 5.250%	459,577
	WAVE Trust
308,729	Series 2017-1A-B 5.682%, 11/15/2042(b)	317,249
	Webster Park CLO Ltd.
1,000,000	Series 2015-1A-DR 8.261%, 07/20/2030(b)(h) 3 mo. USD LIBOR + 5.500%	934,185
	Westlake Automobile Receivables Trust
205,000	Series 2017-1A-D 3.460%, 10/17/2022(b)	205,179
245,000	Series 2018-1A-D 3.410%, 05/15/2023(b)	245,659
565,000	Series 2018-2A-D 4.000%, 01/16/2024(b)	572,011
	Wingstop Funding LLC
240,000	Series 2018-1-A2 4.970%, 12/05/2048(b)	248,839

TOTAL ASSET-BACKED SECURITIES (Cost $190,616,317)		191,596,423

BANK LOANS: 2.8%
	1011778 B.C. Unlimited Liability Co.
1,309,221	4.749%, 02/16/2024(h) 1 mo. LIBOR + 2.250%	1,290,669
	Acrisure LLC
474,856	6.879%, 11/22/2023(h) 3 mo. LIBOR + 4.250%	472,678
	AES Corp.
782,905	4.379%, 05/31/2022(h) 3 mo. LIBOR + 1.750%	782,090

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Alix Partners LLP
$228,014	5.249%, 04/04/2024(h) 1 mo. LIBOR + 2.750%	$226,817
	Almonde, Inc.
471,560	6.101%, 06/13/2024(h) 3 mo. LIBOR + 3.500%	455,817
	American Builders & Contractors Supply Co., Inc.
528,013	4.499%, 10/31/2023(h) 1 mo. LIBOR + 2.000%	516,090
	Aramark Services, Inc.
931,618	4.249%, 03/11/2025(h) 1 mo. LIBOR + 1.750%	925,651
	Auris Luxembourg III S.A.R.L.
190,000	6.249%, 02/27/2026(h) 1 mo. LIBOR + 3.750%	190,238
	Axalta Coating Systems US Holdings, Inc.
628,840	4.351%, 06/01/2024(h) 3 mo. LIBOR + 1.750%	616,461
	Banff Merger Sub, Inc.
493,996	6.851%, 10/02/2025(h) 3 mo. LIBOR + 4.250%	484,755
	Bausch Health Cos., Inc.
156,750	5.231%, 11/27/2025(h) 1 mo. LIBOR + 2.750%	155,146
	BJ Services LLC
3,300,000	9.765%, 01/03/2023(c)(h) 1 mo. LIBOR + 7.000%	3,268,403
	BJ’s Wholesale Club, Inc.
134,662	5.499%, 02/03/2024(h) 1 mo. LIBOR + 3.000%	134,509
	Brookfield WEC Holdings, Inc.
234,413	6.249%, 08/01/2025(h) 1 mo. LIBOR + 3.750%	234,299
	California Resources Corp.
4,092,000	7.246%, 12/31/2022(h) 1 mo. LIBOR + 4.750%	4,037,024
	Canyon Valor Cos., Inc.
485,488	5.351%, 06/16/2023(h) 3 mo. LIBOR + 2.750%	482,606
	Capri Finance LLC
486,933	5.994%, 11/01/2024(c)(h) 1 mo. LIBOR + 3.250%	480,542
	Change Healthcare Holdings LLC
476,852	5.249%, 03/01/2024(h) 1 mo. LIBOR + 2.750%	471,265
	Charter Communications Operating LLC
557,179	4.500%, 04/30/2025(h) 1 mo. LIBOR + 2.000%	554,151
	CHG Healthcare Services, Inc.
499,994	5.656%, 06/07/2023(h) 1 mo. LIBOR + 3.000%	498,119
	Colorado Buyer, Inc.
485,725	5.600%, 05/01/2024(h) 3 mo. LIBOR + 3.000%	471,559
	CommScope, Inc.
200,000	0.000%, 02/06/2026(i)	200,166
	Concentra, Inc.
465,395	5.240%, 06/01/2022(h) 1 mo. LIBOR + 2.750%	463,264

Principal Amount^		Value
	CSC Holdings LLC
$195,000	5.591%, 04/15/2027(h) 1 mo. LIBOR + 3.000%	$194,452
	Cvent, Inc.
458,133	6.249%, 11/29/2024(h) 1 mo. LIBOR + 3.750%	449,543
	Diamond (BC) B.V.
612,183	5.744%, 09/06/2024(h) 3 mo. LIBOR + 3.000%	589,991
	Edgewater Generation LLC
173,988	6.249%, 12/13/2025(h) 1 mo. LIBOR + 3.750%	173,879
	Equian LLC
484,370	5.749%, 05/20/2024(h) 1 mo. LIBOR + 3.250%	476,499
	Equinox Holdings, Inc.
485,403	5.499%, 03/08/2024(h) 1 mo. LIBOR + 3.000%	483,098
	Filtration Group Corp.
496,241	5.499%, 03/29/2025(h) 1 mo. LIBOR + 3.000%	494,174
	Financial & Risk US Holdings, Inc.
314,213	6.249%, 10/01/2025(h) 1 mo. LIBOR + 3.750%	305,628
	First Data Corp.
822,383	4.486%, 07/08/2022(h) 1 mo. LIBOR + 2.000%	821,276
	Forest City Enterprises L.P.
144,638	6.481%, 12/07/2025(h) 1 mo. LIBOR + 4.000%	145,451
	Garda World Security Corp.
496,212	6.120%, 05/24/2024(h) 3 mo. LIBOR + 3.500%	490,878
	Gates Global LLC
496,222	5.249%, 04/01/2024(h) 1 mo. LIBOR + 2.750%	490,595
	Gavilan Resources LLC
1,025,000	8.486%, 03/01/2024(h) 1 mo. LIBOR + 6.000%	805,650
	Gentiva Health Services, Inc.
479,693	6.250%, 07/02/2025(h) 1 mo. LIBOR + 3.750%	481,492
	GOBP Holdings, Inc.
194,513	6.351%, 10/18/2025(h) 3 mo. LIBOR + 3.750%	193,102
	Greeneden U.S. Holdings II LLC
364,078	5.749%, 12/01/2023(h) 1 mo. LIBOR + 3.250%	360,119
	Grifols Worldwide Operations USA, Inc.
866,850	4.660%, 01/31/2025(h) 1 Week LIBOR + 2.250%	862,563
	Hamilton Holdco LLC
961,531	4.610%, 07/02/2025(h) 3 mo. LIBOR + 2.000%	954,320
	Hanesbrands, Inc.
306,900	4.243%, 12/15/2024(h) 1 mo. LIBOR + 1.750%	306,773
	Hayward Industries, Inc.
485,074	5.999%, 08/05/2024(h) 1 mo. LIBOR + 3.500%	476,738
	Hyland Software, Inc.
479,572	5.999%, 07/01/2024(h) 1 mo. LIBOR + 3.500%	479,522

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Informatica LLC
$ 477,933	5.749%, 08/05/2022(h) 1 mo. LIBOR + 3.250%	$477,838
	IQVIA, Inc.
305,350	4.601%, 01/17/2025(h) 3 mo. LIBOR + 2.000%	304,892
937,913	4.249%, 06/11/2025(h) 1 mo. LIBOR + 1.750%	929,410
	IRB Holding Corp.
258,693	5.739%, 02/05/2025(h) 1 mo. LIBOR + 3.250%	252,734
	Iron Mountain, Inc.
1,134,421	4.249%, 01/02/2026(h) 1 mo. LIBOR + 1.750%	1,103,581
	Jaguar Holding Co. II
480,073	4.999%, 08/18/2022(h) 1 mo. LIBOR + 2.500%	476,012
	Jeld-Wen, Inc.
935,247	4.601%, 12/14/2024(h) 3 mo. LIBOR + 2.000%	922,775
	Kronos, Inc.
480,927	5.736%, 11/01/2023(h) 1 mo. LIBOR + 3.000%	477,286
	Lamar Media Corp.
178,200	4.250%, 03/14/2025(h) 1 mo. LIBOR + 1.750%	178,052
	Life Time, Inc.
479,374	5.379%, 06/10/2022(h) 3 mo. LIBOR + 2.750%	474,664
	Messer Industries GmbH
150,000	5.101%, 03/01/2026(h) 3 mo. LIBOR + 2.500%	147,188
	Microchip Technology, Inc.
312,424	4.500%, 05/29/2025(h) 1 mo. LIBOR + 2.000%	309,613
	Milacron LLC
469,015	4.999%, 09/28/2023(h) 1 mo. LIBOR + 2.500%	459,635
	MLN US HoldCo LLC
476,129	6.999%, 11/30/2025(h) 1 mo. LIBOR + 4.500%	468,868
	MPH Acquisition Holdings LLC
464,041	5.351%, 06/07/2023(h) 3 mo. LIBOR + 2.750%	450,231
	Murray Energy Corp.
797,900	11.489%, 02/12/2021(c)(d)(h) 1 mo. LIBOR + 9.000%	797,900
	NCI Building Systems, Inc.
298,496	6.547%, 04/12/2025(h) 3 mo. LIBOR + 3.750%	286,930
	Panther BF Aggregator 2 L.P.
365,000	0.000%, 03/18/2026(i)	361,346
	Pike Corp.
460,973	6.000%, 03/23/2025(h) 1 mo. LIBOR + 3.500%	461,261
	Plantronics, Inc.
783,792	4.999%, 07/02/2025(h) 1 mo. LIBOR + 2.500%	771,055
	PODS LLC
483,995	5.243%, 12/06/2024(h) 1 mo. LIBOR + 2.750%	475,780

Principal Amount^		Value
	Post Holdings, Inc.
$ 523,029	4.490%, 05/24/2024(h) 1 mo. LIBOR + 2.000%	$519,313
	Prime Security Services Borrower LLC
485,954	5.249%, 05/02/2022(h) 1 mo. LIBOR + 2.750%	481,704
	Project Alpha Intermediate Holding, Inc.
475,049	6.370%, 04/26/2024(h) 1 mo. LIBOR + 3.500%	464,360
	Radiology Partners Holdings LLC
189,524	7.421%, 06/21/2025(c)(h) 1 mo. LIBOR + 4.750%	190,235
	RegionalCare Hospital Partners Holdings, Inc.
234,413	6.982%, 11/16/2025(h) 1 mo. LIBOR + 4.500%	232,325
	Science Applications International Corp.
513,438	4.249%, 10/31/2025(h) 1 mo. LIBOR + 1.750%	506,912
	Securus Technologies Holdings, Inc.
492,429	6.999%, 11/01/2024(h) 1 mo. LIBOR + 4.500%	490,070
	Select Medical Corp.
417,454	4.990%, 03/06/2025(h) 1 mo. LIBOR + 2.500%	416,410
	Sirius Computer Solutions, Inc.
310,813	6.749%, 10/30/2022(h) 1 mo. LIBOR + 4.250%	312,238
	Solera LLC
482,600	5.249%, 03/03/2023(h) 1 mo. LIBOR + 2.750%	479,487
	Sophia L.P.
455,501	5.851%, 09/30/2022(h) 3 mo. LIBOR + 3.250%	453,319
	Starfruit Finco B.V.
485,000	5.740%, 10/01/2025(h) 1 mo. LIBOR + 3.250%	479,243
	Summit Materials Cos. I LLC
880,751	4.499%, 11/21/2024(h) 1 mo. LIBOR + 2.000%	865,338
	TransDigm, Inc.
365,210	5.000%, 06/09/2023(h) 1 mo. LIBOR + 2.500%	357,449
	Travel Leaders Group LLC
129,025	6.482%, 01/25/2024(h) 1 mo. LIBOR + 4.000%	129,455
	Truck Hero, Inc.
972,760	6.249%, 04/21/2024(h) 1 mo. LIBOR + 3.750%	940,231
	Uber Technologies
1,108,725	5.982%, 07/13/2023(h) 3 mo. LIBOR + 3.500%	1,102,954
	United Rentals, Inc.
557,200	4.249%, 10/31/2025(h) 1 mo. LIBOR + 1.750%	555,857
	Unitymedia Finance LLC
530,000	4.484%, 06/01/2023(h) 1 mo. LIBOR + 2.000%	524,578
1,130,000	4.734%, 09/30/2025(h) 1 mo. LIBOR + 2.250%	1,120,333

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	UPC Financing Partnership
$ 366,043	4.984%, 01/15/2026(h) 1 mo. LIBOR + 2.500%	$365,779
	Verifone Systems, Inc.
106,540	6.683%, 08/20/2025(h) 3 mo. LIBOR + 4.000%	105,142
	Verscend Holding Corp.
273,625	6.999%, 08/27/2025(h) 1 mo. LIBOR + 4.500%	272,257
	Vertafore, Inc.
476,453	5.749%, 07/02/2025(h) 1 mo. LIBOR + 3.250%	468,794
	Vistra Operations Co. LLC
897,592	4.486%, 12/31/2025(h) 1 mo. LIBOR + 2.000%	885,699
	VVC Holding Corp.
165,000	7.197%, 02/11/2026(h) 1 mo. LIBOR + 4.500%	163,144
	Web.com Group, Inc.
172,648	6.243%, 10/10/2025(h) 1 mo. LIBOR + 3.750%	170,599
	Wyndham Hotels & Resorts, Inc.
268,650	4.249%, 05/30/2025(h) 1 mo. LIBOR + 1.750%	265,628
	Ziggo Secured Finance Partnership
807,499	4.984%, 04/15/2025(h) 1 mo. LIBOR + 2.500%	787,647

TOTAL BANK LOANS (Cost $52,628,898)		52,141,613

CONVERTIBLE BONDS: 0.9%
Communications: 0.3%
	Booking Holdings, Inc.
1,310,000	0.350%, 06/15/2020	1,774,813
	DISH Network Corp.
1,615,000	2.375%, 03/15/2024	1,338,223
1,360,000	3.375%, 08/15/2026	1,158,720
	Finisar Corp.
910,000	0.500%, 12/15/2036	894,830
	Liberty Media Corp.
159,532	2.250%, 09/30/2046	82,255

		5,248,841

Consumer, Non-cyclical: 0.1%
	BioMarin Pharmaceutical, Inc.
1,350,000	0.599%, 08/01/2024	1,384,594
	Flexion Therapeutics, Inc.
195,000	3.375%, 05/01/2024	171,112

		1,555,706

Diversified: 0.0%
	RWT Holdings, Inc.
130,000	5.625%, 11/15/2019	131,142

Energy: 0.1%
	Chesapeake Energy Corp.
440,000	5.500%, 09/15/2026	408,802
	Nabors Industries, Inc.
615,000	0.750%, 01/15/2024	438,962
	SM Energy Co.
140,000	1.500%, 07/01/2021	131,410

Principal Amount^		Value
Energy (continued)
	Whiting Petroleum Corp.
$ 230,000	1.250%, 04/01/2020	$222,907

		1,202,081

Financial: 0.0%
	iStar, Inc.
1,010,000	3.125%, 09/15/2022	929,200

Industrial: 0.4%
	Arconic, Inc.
7,390,000	1.625%, 10/15/2019	7,314,322
	Greenbrier Cos., Inc. (The)
180,000	2.875%, 02/01/2024	173,227
	Tutor Perini Corp.
240,000	2.875%, 06/15/2021	230,011

		7,717,560

Technology: 0.0%
	Verint Systems, Inc.
370,000	1.500%, 06/01/2021	409,498

TOTAL CONVERTIBLE BONDS (Cost $18,059,658)		17,194,028

CORPORATE BONDS: 28.4%
Basic Materials: 1.9%
	ArcelorMittal
665,000	4.550%, 03/11/2026	680,587
	Ashland LLC
2,985,000	4.750%, 08/15/2022	3,082,013
	Cleveland-Cliffs, Inc.
5,050,000	5.750%, 03/01/2025	4,848,000
	FMG Resources August 2006 Pty Ltd.
6,710,000	5.125%, 03/15/2023(b)	6,760,325
	Glencore Funding LLC
750,000	4.125%, 03/12/2024(b)	758,083
	Hexion, Inc.
2,813,000	6.625%, 04/15/2020	2,376,985
	Hudbay Minerals, Inc.
250,000	7.250%, 01/15/2023(b)	260,000
4,850,000	7.625%, 01/15/2025(b)	5,001,562
	Ingevity Corp.
1,000,000	4.500%, 02/01/2026(b)	980,330
	Kaiser Aluminum Corp.
2,146,000	5.875%, 05/15/2024	2,210,380
	Momentive Performance Materials, Inc.
6,747,000	3.880%, 10/24/2021	7,295,194
	Schweitzer-Mauduit International, Inc.
1,560,000	6.875%, 10/01/2026(b)	1,563,900

		35,817,359

Communications: 4.0%
	AMC Networks, Inc.
2,300,000	4.750%, 08/01/2025	2,288,500
	AT&T, Inc.
275,000	3.200%, 03/01/2022	277,552
1,375,000	3.800%, 03/15/2022	1,410,734
	DISH DBS Corp.
500,000	7.750%, 07/01/2026	436,250
	EW Scripps Co. (The)
2,890,000	5.125%, 05/15/2025(b)	2,759,950

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Frontier Communications Corp.
$ 1,345,000	8.000%, 04/01/2027(b)	$1,392,075
	Gray Television, Inc.
4,500,000	7.000%, 05/15/2027(b)	4,792,500
	Grupo Televisa SAB
4,960,000 (MXN)	7.250%, 05/14/2043	174,783
	iHeartCommunications, Inc.
2,515,000	9.000%, 12/15/2019(j)	1,798,225
	Iridium Communications, Inc.
2,230,000	10.250%, 04/15/2023(b)	2,464,150
	Match Group, Inc.
3,000,000	5.000%, 12/15/2027(b)	3,037,500
2,850,000	5.625%, 02/15/2029(b)	2,896,312
	Millicom International Cellular S.A.
205,000	5.125%, 01/15/2028(b)	197,056
630,000	6.250%, 03/25/2029(b)	642,480
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 03/19/2021(b)(e)	528,003
	Netflix, Inc.
3,703,000	4.375%, 11/15/2026	3,642,826
3,000,000	5.875%, 11/15/2028(b)	3,176,250
	Quebecor Media, Inc.
6,490,000	5.750%, 01/15/2023	6,798,275
	Sirius XM Radio, Inc.
4,908,000	5.000%, 08/01/2027(b)	4,929,350
	Tribune Media Co.
10,441,000	5.875%, 07/15/2022	10,708,551
	Uber Technologies, Inc.
1,560,000	7.500%, 11/01/2023(b)	1,630,200
930,000	8.000%, 11/01/2026(b)	991,613
	VeriSign, Inc.
6,740,000	4.750%, 07/15/2027	6,766,084
	Verizon Communications, Inc.
1,500,000	4.125%, 03/16/2027	1,572,259
	ViaSat, Inc.
5,129,000	5.625%, 09/15/2025(b)	4,936,662
	Windstream Services LLC/Windstream Finance Corp.
3,595,000	8.625%, 10/31/2025(b)(j)	3,428,731

		73,676,871

Consumer, Cyclical: 3.7%
	Alimentation Couche-Tard, Inc.
845,000	3.108%, 12/13/2019(b)(h) 3 mo. USD LIBOR + 0.500%	844,929
	Allison Transmission, Inc.
6,900,000	4.750%, 10/01/2027(b)	6,615,375
	American Axle & Manufacturing, Inc.
1,000,000	6.250%, 03/15/2026	970,000
	Beazer Homes USA, Inc.
910,000	5.875%, 10/15/2027	798,525
	BMW US Capital LLC
1,870,000	3.207%, 04/12/2021(b)(h) 3 mo. USD LIBOR + 0.410%	1,869,501
	Century Communities, Inc.
150,000	5.875%, 07/15/2025	143,250
	Churchill Downs, Inc.
3,850,000	4.750%, 01/15/2028(b)	3,681,563
	Cinemark USA, Inc.
123,000	4.875%, 06/01/2023	125,374

Principal Amount^		Value
Consumer, Cyclical (continued)
	Daimler Finance North America LLC
$ 965,000	3.100%, 05/04/2020(b)	$966,921
	FirstCash, Inc.
1,500,000	5.375%, 06/01/2024(b)	1,541,265
	GameStop Corp.
8,273,000	6.750%, 03/15/2021(a)(b)	8,355,730
	General Motors Financial Co., Inc.
695,000	3.700%, 11/24/2020	700,923
1,110,000	3.647%, 04/09/2021(h) 3 mo. USD LIBOR + 0.850%	1,101,882
	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
1,186,000	4.625%, 04/01/2025	1,200,825
	Home Depot, Inc. (The)
1,535,000	2.936%, 03/01/2022(h) 3 mo. USD LIBOR + 0.310%	1,534,046
	Hyundai Capital America
1,730,000	3.950%, 02/01/2022(b)	1,755,557
	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
7,614,000	6.750%, 11/15/2021(b)	7,861,455
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4,942,000	4.750%, 06/01/2027(b)	4,867,870
	Latam Airlines 2015-1 Pass Through Trust
1,762,917	4.500%, 11/15/2023	1,730,303
	LGI Homes, Inc.
1,500,000	6.875%, 07/15/2026(b)	1,503,750
	M/I Homes, Inc.
1,550,000	5.625%, 08/01/2025	1,491,875
	Mattel, Inc.
3,050,000	6.750%, 12/31/2025(b)	3,008,063
	Nissan Motor Acceptance Corp.
1,960,000	3.131%, 03/15/2021(b)(h) 3 mo. USD LIBOR + 0.520%	1,945,097
960,000	3.650%, 09/21/2021(b)	965,619
	PulteGroup, Inc.
2,050,000	5.000%, 01/15/2027	2,042,313
	Suburban Propane Partners L.P./Suburban Energy Finance Corp.
2,429,000	5.875%, 03/01/2027	2,313,623
	Taylor Morrison Communities, Inc.
1,000,000	6.625%, 05/15/2022	1,037,500
	Toyota Motor Credit Corp.
740,000	3.077%, 04/13/2021(h) 3 mo. USD LIBOR + 0.280%	740,562
	United Continental Holdings, Inc.
3,100,000	4.250%, 10/01/2022	3,112,586
	Walmart, Inc.
1,940,000	2.832%, 06/23/2021(h) 3 mo. USD LIBOR + 0.230%	1,947,648
	Yum! Brands, Inc.
1,900,000	3.875%, 11/01/2023	1,900,000

		68,673,930

Consumer, Non-cyclical: 4.6%
	Altria Group, Inc.
1,750,000	3.490%, 02/14/2022	1,778,261
	Brink’s Co. (The)
1,000,000	4.625%, 10/15/2027(b)	967,500

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	Campbell Soup Co.
$ 985,000	3.115%, 03/16/2020(h) 3 mo. USD LIBOR + 0.500%	$982,974
	Cott Holdings, Inc.
3,501,000	5.500%, 04/01/2025(b)	3,544,763
	CVS Health Corp.
1,970,000	3.231%, 03/09/2020(h) 3 mo. USD LIBOR + 0.630%	1,975,039
1,970,000	3.321%, 03/09/2021(h) 3 mo. USD LIBOR + 0.720%	1,975,190
	Diageo Capital Plc
590,000	3.000%, 05/18/2020	592,597
	Encompass Health Corp.
4,008,000	5.750%, 09/15/2025	4,093,170
	Gartner, Inc.
2,500,000	5.125%, 04/01/2025(b)	2,533,000
	Gilead Sciences, Inc.
1,655,000	2.883%, 09/20/2019(h) 3 mo. USD LIBOR + 0.250%	1,655,816
	Graham Holdings Co.
2,860,000	5.750%, 06/01/2026(b)	3,010,150
	HCA, Inc.
6,250,000	5.625%, 09/01/2028	6,625,000
250,000	5.875%, 02/01/2029	269,675
	Hologic, Inc.
3,000,000	4.375%, 10/15/2025(b)	2,999,400
3,500,000	4.625%, 02/01/2028(b)	3,447,500
	Lamb Weston Holdings, Inc.
4,000,000	4.625%, 11/01/2024(b)	4,055,000
2,550,000	4.875%, 11/01/2026(b)	2,597,813
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC
165,000	5.500%, 04/15/2025(b)	129,525
	Nielsen Co. Luxembourg S.A.R.L. (The)
6,280,000	5.500%, 10/01/2021(b)	6,311,400
	Nielsen Finance LLC/Nielsen Finance Co.
600,000	5.000%, 04/15/2022(b)	595,500
	Pfizer, Inc.
1,925,000	3.000%, 09/15/2021	1,956,791
	Pilgrim’s Pride Corp.
3,098,000	5.875%, 09/30/2027(b)	3,128,980
	Post Holdings, Inc.
2,145,000	5.500%, 03/01/2025(b)	2,177,175
3,000,000	5.750%, 03/01/2027(b)	3,026,250
1,800,000	5.625%, 01/15/2028(b)	1,793,250
	Rent-A-Center, Inc.
6,541,000	6.625%, 11/15/2020	6,557,352
	Revlon Consumer Products Corp.
1,120,000	6.250%, 08/01/2024	585,200
	Ritchie Bros Auctioneers, Inc.
2,470,000	5.375%, 01/15/2025(b)	2,531,750
	Service Corp. International
6,300,000	4.625%, 12/15/2027	6,284,250
	Teleflex, Inc.
2,488,000	4.875%, 06/01/2026	2,547,090
1,300,000	4.625%, 11/15/2027	1,294,319
	Valeant Pharmaceuticals International
2,335,000	9.250%, 04/01/2026(b)	2,561,028

Principal Amount^		Value
Consumer, Non-cyclical (continued)
$ 1,500,000	8.500%, 01/31/2027(b)	$1,593,750

		86,176,458

Energy: 3.6%
	Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.
2,929,000	7.500%, 05/01/2025(b)	3,060,805
	Bellatrix Exploration Ltd.
1,840,000	8.500%, 05/15/2020(b)(c)	1,119,677
	Bruin E&P Partners LLC
2,820,000	8.875%, 08/01/2023(b)	2,714,250
	California Resources Corp.
51,000	5.500%, 09/15/2021(c)	39,525
5,392,000	8.000%, 12/15/2022(b)	4,247,818
23,000	6.000%, 11/15/2024	15,640
	Cheniere Energy Partners L.P.
5,390,000	5.625%, 10/01/2026(b)	5,538,225
	Chesapeake Energy Corp.
500,000	8.000%, 06/15/2027	495,000
	CNX Midstream Partners L.P./CNX Midstream Finance Corp.
1,595,000	6.500%, 03/15/2026(b)	1,551,137
	Eclipse Resources Corp.
985,000	8.875%, 07/15/2023	943,433
	Genesis Energy L.P./Genesis Energy Finance Corp.
2,050,000	6.500%, 10/01/2025	2,003,875
2,550,000	6.250%, 05/15/2026	2,422,500
	Gran Tierra Energy International Holdings Ltd.
1,050,000	6.250%, 02/15/2025(b)	1,006,688
	Gulfport Energy Corp.
2,260,000	6.000%, 10/15/2024	2,062,566
	Halcon Resources Corp.
3,200,000	6.750%, 02/15/2025	1,936,000
	Jagged Peak Energy LLC
565,000	5.875%, 05/01/2026	563,051
	Kinder Morgan, Inc.
2,000,000	4.300%, 03/01/2028	2,067,859
	Kosmos Energy Ltd.
3,127,000	7.875%, 08/01/2021(b)	3,192,667
1,145,000	7.125%, 04/04/2026(b)	1,137,558
	Lonestar Resources America, Inc.
380,000	11.250%, 01/01/2023(b)	375,016
	MEG Energy Corp.
1,180,000	7.000%, 03/31/2024(b)	1,106,250
	Parkland Fuel Corp.
3,585,000	6.000%, 04/01/2026(b)	3,635,369
	PBF Holding Co. LLC/PBF Finance Corp.
1,000,000	7.250%, 06/15/2025	1,031,500
	Petrobras Global Finance B.V.
885,000	5.750%, 02/01/2029	878,805
645,000	5.625%, 05/20/2043	579,371
	Plains All American Pipeline L.P./PAA Finance Corp.
2,000,000	4.500%, 12/15/2026	2,050,869
	QEP Resources, Inc.
8,668,000	6.875%, 03/01/2021(a)	8,928,040
	Resolute Energy Corp.
6,584,000	8.500%, 05/01/2020	6,584,000
	Tennessee Gas Pipeline Co. LLC
325,000	7.000%, 03/15/2027	387,113

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	TerraForm Power Operating LLC
$ 1,315,000	5.000%, 01/31/2028(b)	$1,273,906
	Transportadora de Gas del Sur S.A.
665,000	6.750%, 05/02/2025(b)	629,090
	Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.
2,070,000	8.750%, 04/15/2023(b)	1,656,000
955,000	9.750%, 04/15/2023(b)	792,650
	YPF S.A.
780,000	51.729%, 07/07/2020(b)(h) BADLARPP + 4.000%	301,669
840,000	6.950%, 07/21/2027(b)	749,070

		67,076,992

Financial: 4.7%
	AIA Group Ltd.
765,000	3.153%, 09/20/2021(b)(h) 3 mo. USD LIBOR + 0.520%	764,536
	American Equity Investment Life Holding Co.
1,950,000	5.000%, 06/15/2027	1,982,161
	American Express Co.
1,300,000	3.333%, 11/05/2021(h) 3 mo. USD LIBOR + 0.600%	1,305,068
	Ameriprise Financial, Inc.
680,000	3.000%, 03/22/2022	684,197
	Banco Hipotecario S.A.
12,745,000 (ARS)	46.750%, 01/12/2020(b)(h) BADLARPP + 2.500%	311,219
12,020,000 (ARS)	49.313%, 11/07/2022(b)(h) BADLARPP + 4.000%	270,960
	Banco Macro S.A.
7,805,000 (ARS)	17.500%, 05/08/2022(b)	118,950
	Banco Supervielle S.A.
15,000,000 (ARS)	57.292%, 08/09/2020(b)(h) BADLARPP + 4.500%	357,536
	Bank of America Corp.
1,750,000	3.499%, 05/17/2022(g) 3 mo. USD LIBOR + 0.630%	1,771,047
1,575,000	3.252%, 06/25/2022(h) 3 mo. USD LIBOR + 0.650%	1,575,836
	Bank of New York Mellon (The)
875,000	2.915%, 12/04/2020(h) 3 mo. USD LIBOR + 0.300%	876,412
	CFLD Cayman Investment Ltd.
200,000	6.500%, 12/21/2020	200,105
	China Evergrande Group
930,000	8.250%, 03/23/2022	914,877
200,000	8.750%, 06/28/2025	190,063
	CIFI Holdings Group Co. Ltd.
200,000	5.500%, 01/23/2022	196,945
	Citibank N.A.
1,110,000	3.048%, 02/12/2021(h) 3 mo. USD LIBOR + 0.350%	1,110,761
	Citigroup, Inc.
1,780,000	2.350%, 08/02/2021	1,759,847
	Compass Group Diversified Holdings LLC
960,000	8.000%, 05/01/2026(b)	1,000,200
	Country Garden Holdings Co. Ltd.
1,300,000	8.000%, 01/27/2024	1,382,325

Principal Amount^		Value
Financial (continued)
	Credit Acceptance Corp.
$ 2,125,000	7.375%, 03/15/2023	$2,212,656
	Ditech Holding Corp.
612,748	9.000%, 12/31/2024(c)(j) PIK rate 9.000%	12,255
	Easy Tactic Ltd.
200,000	7.000%, 04/25/2021	201,606
	Enova International, Inc.
1,120,000	8.500%, 09/01/2024(b)	1,058,400
	Financiera de Desarrollo Territorial S.A. Findeter
6,675,000,000 (COP)	7.875%, 08/12/2024(b)	2,172,977
	Hall of Fame
387,300	10.822%, 06/28/2019(c)(d)(g)	387,300
	Howard Hughes Corp. (The)
1,610,000	5.375%, 03/15/2025(b)	1,615,909
	HSBC Holdings Plc
1,910,000	3.247%, 09/11/2021(h) 3 mo. USD LIBOR + 0.650%	1,909,179
	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
1,130,000	6.250%, 02/01/2022	1,162,036
2,445,000	6.375%, 12/15/2025	2,509,181
	Iron Mountain, Inc.
1,700,000	5.250%, 03/15/2028(b)	1,651,125
	iStar, Inc.
2,884,000	6.000%, 04/01/2022	2,902,025
3,860,000	5.250%, 09/15/2022	3,797,275
	JPMorgan Chase Bank N.A.
1,780,000	3.086%, 04/26/2021(g) 3 mo. USD LIBOR + 0.350%	1,783,769
	Kennedy-Wilson, Inc.
2,440,000	5.875%, 04/01/2024	2,436,950
	KeyBank N.A.
1,050,000	3.300%, 02/01/2022	1,067,783
	Logan Property Holdings Co. Ltd.
200,000	5.250%, 02/23/2023	191,449
	Marsh & McLennan Cos., Inc.
1,210,000	3.500%, 12/29/2020	1,226,545
	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.
3,070,000	5.625%, 05/01/2024	3,204,313
3,000,000	5.750%, 02/01/2027(b)	3,108,750
	Mitsubishi UFJ Financial Group, Inc.
1,935,000	3.415%, 07/26/2021(h) 3 mo. USD LIBOR + 0.650%	1,939,091
1,935,000	3.535%, 07/26/2021	1,964,124
	MPT Operating Partnership L.P./MPT Finance Corp.
5,050,000	5.000%, 10/15/2027	5,151,000
	New Metro Global Ltd.
200,000	6.500%, 04/23/2021	202,262
	Radian Group, Inc.
1,800,000	4.500%, 10/01/2024	1,782,000
	SBA Communications Corp.
1,529,000	4.000%, 10/01/2022	1,542,150
2,775,000	4.875%, 09/01/2024	2,813,989
	Shimao Property Holdings Ltd.
200,000	4.750%, 07/03/2022	199,153
225,000	5.200%, 01/30/2025	220,796

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Springleaf Finance Corp.
$ 575,000	7.125%, 03/15/2026	$586,497
	Standard Chartered Plc
955,000	3.911%, 01/20/2023(b)(h) 3 mo. USD LIBOR + 1.150%	957,063
955,000	4.247%, 01/20/2023(b)(g) 3 mo. USD LIBOR + 1.150%	971,092
	Starwood Property Trust, Inc.
5,836,000	5.000%, 12/15/2021	6,003,785
900,000	4.750%, 03/15/2025	897,750
	Sumitomo Mitsui Banking Corp.
1,960,000	3.123%, 01/17/2020(h) 3 mo. USD LIBOR + 0.350%	1,963,799
	Sunac China Holdings Ltd.
200,000	8.625%, 07/27/2020	205,624
200,000	7.350%, 07/19/2021	202,735
	Synchrony Financial
965,000	5.150%, 03/19/2029	983,170
	US Bank N.A.
1,735,000	3.000%, 02/04/2021	1,746,685
1,860,000	3.063%, 11/16/2021(h) 3 mo. USD LIBOR + 0.380%	1,866,515
	USAA Capital Corp.
1,940,000	3.000%, 07/01/2020(b)	1,950,336
	Wells Fargo Bank N.A.
940,000	3.625%, 10/22/2021	958,046
	Yanlord Land Hong Kong Co. Ltd.
200,000	5.875%, 01/23/2022	203,346

		86,695,536

Industrial: 3.2%
	3M Co.
1,750,000	2.750%, 03/01/2022	1,766,030
	Ball Corp.
5,385,000	4.875%, 03/15/2026	5,573,475
	Bombardier, Inc.
1,289,000	7.500%, 03/15/2025(b)	1,330,893
	Caterpillar Financial Services Corp.
1,650,000	2.905%, 09/04/2020(h) 3 mo. USD LIBOR + 0.290%	1,651,867
680,000	3.150%, 09/07/2021	688,139
	Covanta Holding Corp.
3,358,000	5.875%, 07/01/2025	3,429,357
1,123,000	6.000%, 01/01/2027	1,128,615
	FedEx Corp.
695,000	3.400%, 01/14/2022	704,598
	General Dynamics Corp.
2,030,000	2.987%, 05/11/2020(h) 3 mo. USD LIBOR + 0.290%	2,033,778
2,030,000	3.077%, 05/11/2021(h) 3 mo. USD LIBOR + 0.380%	2,039,342
	General Electric Co.
613,000	5.000%, 01/21/2021(e)(g) 3 mo. USD LIBOR + 3.330%	573,446
	Great Lakes Dredge & Dock Corp.
1,504,000	8.000%, 05/15/2022	1,579,200
	Griffon Corp.
5,650,000	5.250%, 03/01/2022	5,579,375
	Hornbeck Offshore Services, Inc.
186,000	5.875%, 04/01/2020	118,575
	John Deere Capital Corp.
700,000	3.075%, 09/08/2022(h) 3 mo. USD LIBOR + 0.480%	700,052

Principal Amount^		Value
Industrial (continued)
	Leonardo US Holdings, Inc.
$ 438,000	6.250%, 01/15/2040(b)	$405,150
	Multi-Color Corp.
7,109,000	6.125%, 12/01/2022(a)(b)	7,340,042
	OSX 3 Leasing B.V.
1,216,328	13.000%, 03/20/2015(b)(j)	243,266
39,531	0.000%, 12/31/2099(d)(e)	0
39,531	0.000%, 12/31/2099(d)(e)	0
	Rolls-Royce Plc
1,750,000	2.375%, 10/14/2020(b)	1,734,740
	Silgan Holdings, Inc.
925,000	4.750%, 03/15/2025	912,281
	TransDigm UK Holdings Plc
1,200,000	6.875%, 05/15/2026(b)	1,197,000
	TransDigm, Inc.
3,220,000	6.500%, 05/15/2025	3,280,697
2,325,000	6.375%, 06/15/2026	2,310,120
	USG Corp.
10,085,000	4.875%, 06/01/2027(b)	10,217,366
	Vertiv Group Corp.
2,848,000	9.250%, 10/15/2024(a)(b)	2,848,000

		59,385,404

Technology: 2.4%
	Broadcom, Inc.
1,745,000	4.750%, 04/15/2029(b)	1,736,711
	CDK Global, Inc.
3,300,000	4.875%, 06/01/2027	3,312,375
	CDW LLC/CDW Finance Corp.
4,000,000	5.000%, 09/01/2025	4,115,000
	Dell International LLC/EMC Corp.
2,565,000	4.900%, 10/01/2026(b)	2,607,484
	Diebold Nixdorf, Inc.
1,780,000	8.500%, 04/15/2024	1,593,100
	Fair Isaac Corp.
2,565,000	5.250%, 05/15/2026(b)	2,654,775
	First Data Corp.
1,079,000	5.000%, 01/15/2024(a)(b)	1,107,594
1,619,000	5.750%, 01/15/2024(a)(b)	1,670,808
	IBM Credit LLC
1,940,000	2.893%, 02/05/2021(h) 3 mo. USD LIBOR + 0.160%	1,938,297
	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
4,727,000	6.000%, 07/15/2025(b)	4,927,898
	MSCI, Inc.
4,655,000	4.750%, 08/01/2026(b)	4,794,650
	NCR Corp.
1,244,000	6.375%, 12/15/2023	1,281,320
	Nuance Communications, Inc.
1,770,000	5.625%, 12/15/2026	1,822,976
	Sensata Technologies UK Financing Co. Plc
5,155,000	6.250%, 02/15/2026(b)	5,490,075
	SS&C Technologies, Inc.
1,425,000	5.500%, 09/30/2027(b)	1,441,922
	Xerox Corp.
4,500,000	4.070%, 03/17/2022	4,466,250

		44,961,235

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Utilities: 0.3%
	Enel SpA
$ 1,990,000	8.750%, 09/24/2073(b)(g) USSW5 + 5.880%	$2,191,388
	NGL Energy Partners L.P./NGL Energy Finance Corp.
700,000	7.500%, 11/01/2023	727,720
	NRG Energy, Inc.
2,050,000	6.625%, 01/15/2027	2,214,000

		5,133,108

TOTAL CORPORATE BONDS (Cost $530,587,463)		527,596,893

GOVERNMENT SECURITIES & AGENCY ISSUE: 2.4%
	Argentina POM Politica Monetaria
10,815,000 (ARS)	67.546%, 06/21/2020(h)	283,399
	Provincia de Buenos Aires
72,825,000 (ARS)	45.784%, 05/31/2022(h) BADLARPP + 3.830%	1,610,541
15,545,000 (ARS)	27.000%, 04/12/2025(b)(h) BADLARPP + 3.750%	358,822
	Republic of South Africa Government Bond
57,275,000 (ZAR)	8.750%, 01/31/2044	3,598,159
63,335,000 (ZAR)	8.750%, 02/28/2048	3,966,658
	United States Treasury Note
12,600,000	1.250%, 06/30/2019(a)	12,561,117
10,500,000	1.875%, 12/31/2019(a)	10,456,492
11,000,000	2.750%, 09/30/2020(a)	11,063,594

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $48,497,174)		43,898,782

LIMITED PARTNERSHIPS: 0.2%
24,935	GACP II L.P.(c)	1,806,092
1,300,000	U.S. Farming Realty Trust II L.P.(c)(d)	1,242,216

TOTAL LIMITED PARTNERSHIPS (Cost $3,313,797)		3,048,308

MORTGAGE-BACKED SECURITIES: 20.6%
	Adjustable Rate Mortgage Trust
63,838	Series 2004-4-3A1 4.337%, 03/25/2035(g)	63,985
306,285	Series 2005-1-3A1 4.439%, 05/25/2035(g)	310,486
2,220,749	Series 2005-2-6M2 3.466%, 06/25/2035(h) 1 mo. USD LIBOR + 0.980%	2,174,572
393,476	Series 2006-1-2A1 4.497%, 03/25/2036(g)	318,509
	American Home Mortgage Investment Trust
40,902	Series 2004-2-5A 5.500%, 02/25/2044(g)	41,981

Principal Amount^		Value
$ 403,057	Series 2006-1-11A1 2.766%, 03/25/2046(h) 1 mo. USD LIBOR + 0.280%	$385,076
	Banc of America Alternative Loan Trust
84,752	Series 2003-8-1CB1 5.500%, 10/25/2033	87,646
709,959	Series 2006-7-A4 5.998%, 10/25/2036(f)	395,737
	Banc of America Funding Trust
131,517	Series 2004-B-4A2 4.283%, 11/20/2034(g)	130,001
42,633	Series 2005-5-1A1 5.500%, 09/25/2035	46,113
79,547	Series 2005-7-3A1 5.750%, 11/25/2035	85,353
153,673	Series 2006-6-1A2 6.250%, 08/25/2036	152,059
877,938	Series 2006-7-T2A3 5.695%, 10/25/2036(g)	832,325
514,572	Series 2006-B-7A1 4.512%, 03/20/2036(g)	486,889
3,765,473	Series 2007-1-TA4 6.090%, 01/25/2037(f)	3,702,600
85,994	Series 2007-4-5A1 5.500%, 11/25/2034	85,860
3,436,140	Series 2010-R5-1A3 6.000%, 10/26/2037(b)(g)	3,230,188
869,678	Series 2010-R9-3A3 5.500%, 12/26/2035(b)	725,099
	Banc of America Merrill Lynch
1,474,000	Series 2019-AHT-D 4.978%, 03/15/2034(b)(h) 1 mo. USD LIBOR + 2.500%	1,474,000
	Banc of America Mortgage Trust
27,390	Series 2005-A-2A1 4.504%, 02/25/2035(d)(g)	27,208
316,428	Series 2005-I-4A1 4.041%, 10/25/2035(g)	307,163
	Bancorp Commercial Mortgage Trust
665,000	Series 2019-CRE5-D 4.842%, 03/15/2036(b)(h) 1 mo. LIBOR + 2.350%	666,704
	BBCMS Trust
750,000	Series 2018-CBM-E 5.634%, 07/15/2037(b)(h) 1 mo. LIBOR + 3.150%	758,978
	BCAP LLC Trust
92,529	Series 2007-AA2-22A1 6.000%, 03/25/2022(d)	90,817
256,241	Series 2010-RR6-6A2 9.300%, 07/26/2037(b)(g)	223,101
3,450,769	Series 2011-R11-2A4 5.500%, 12/26/2035(b)	2,895,310
3,237,646	Series 2013-RR1-4A3 6.000%, 08/26/2037(b)(g)	3,242,454
	Bear Stearns Adjustable Rate Mortgage Trust
5,160,213	Series 2005-12-25A1 3.856%, 02/25/2036(g)	4,328,547
	Bear Stearns Asset-Backed Securities I Trust
571,279	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	428,763

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	BF Mortgage Trust
$ 666,000	Series 2019-NYT-F 5.484%, 11/15/2035(b)(h) 1 mo. LIBOR + 3.000%	$672,370
	Carbon Capital VI Commercial Mortgage Trust
649,000	Series 2019-FL2-B 5.350%, 10/15/2035(b)(h) 1 mo. LIBOR + 2.850%	650,625
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 0.978%, 12/10/2054(b)(g)(k)	1,093,135
7,346,000	Series 2016-C7-XF 0.978%, 12/10/2054(b)(g)(k)	472,394
	CG-CCRE Commercial Mortgage Trust
105,000	Series 2014-FL2-COL1 5.984%, 11/15/2031(b)(c)(h) 1 mo. LIBOR + 3.500%	103,016
205,000	Series 2014-FL2-COL2 6.984%, 11/15/2031(b)(c)(h) 1 mo. LIBOR + 4.500%	199,211
	Chase Mortgage Finance Trust
3,726,305	Series 2007-S2-1A9 6.000%, 03/25/2037	2,893,468
1,825,616	Series 2007-S3-1A15 6.000%, 05/25/2037	1,322,256
	ChaseFlex Trust
1,417,122	Series 2007-3-2A1 2.786%, 07/25/2037(h) 1 mo. USD LIBOR + 0.300%	1,289,659
	CIM Trust
6,000,000	Series 2016-1RR-B2 6.895%, 07/26/2055(b)(g)	6,005,628
10,000,000	Series 2016-2RR-B2 6.858%, 02/25/2056(b)(g)	10,137,500
10,000,000	Series 2016-3RR-B2 6.442%, 02/27/2056(b)(g)	10,109,380
7,860,000	Series 2017-3RR-B2 10.094%, 01/27/2057(b)(g)	8,798,288
	Citicorp Mortgage Securities Trust
3,239,793	Series 2006-7-1A1 6.000%, 12/25/2036	2,872,258
	Citigroup Commercial Mortgage Trust
668,000	Series 2015-GC27-D 4.428%, 02/10/2048(b)(g)	619,942
	Citigroup Mortgage Loan Trust, Inc.
257,617	Series 2005-5-2A2 5.750%, 08/25/2035	201,279
3,669,451	Series 2005-5-3A2A 4.338%, 10/25/2035(g)	2,797,770
593,619	Series 2009-6-8A2 6.000%, 08/25/2022(b)(g)	622,873
3,549,249	Series 2011-12-1A2 3.961%, 04/25/2036(b)(g)	2,893,684
347,675	Series 2018-A-A1 4.000%, 01/25/2068(b)(g)	350,653
815,296	Series 2018-C-A1 4.125%, 03/25/2059(b)(f)	820,699

Principal Amount^		Value
	CitiMortgage Alternative Loan Trust
$ 323,433	Series 2006-A5-1A13 2.936%, 10/25/2036(h) 1 mo. USD LIBOR + 0.450%	$262,486
324,014	Series 2006-A5-1A2 4.065%, 10/25/2036(h)(k) -1*1 mo. USD LIBOR + 6.550%	48,984
565,288	Series 2007-A4-1A13 5.750%, 04/25/2037	542,134
289,445	Series 2007-A4-1A6 5.750%, 04/25/2037	277,590
2,682,890	Series 2007-A6-1A5 6.000%, 06/25/2037	2,618,313
	Cloverleaf Cold Storage Trust
1,087,000	Series 2019-CHL2-G 6.280%, 03/15/2036(b)(h) 1 mo. LIBOR + 3.800%	1,085,748
	COMM Mortgage Trust
100,000	Series 2013-LC13-D 5.272%, 08/10/2046(b)(g)	98,161
1,634,513	Series 2014-UBS4-E 3.750%, 08/10/2047(b)	1,192,943
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(b)	682,167
3,502,605	Series 2014-UBS4-G 3.750%, 08/10/2047(b)	391,220
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(b)(g)	1
1,000,000	Series 2015-CR26-E 3.250%, 10/10/2048(b)	700,095
1,000,000	Series 2015-CR26-F 3.250%, 10/10/2048(b)	638,317
1,989,000	Series 2018-HCLV-D 4.660%, 09/15/2033(b)(h) 1 mo. LIBOR + 2.177%	1,999,421
	Countrywide Alternative Loan Trust
157,236	Series 2003-22CB-1A1 5.750%, 12/25/2033	161,532
603,690	Series 2004-13CB-A4 0.000%, 07/25/2034(l)	515,186
60,629	Series 2004-14T2-A11 5.500%, 08/25/2034	63,256
123,254	Series 2004-16CB-1A1 5.500%, 07/25/2034	127,730
142,738	Series 2004-16CB-3A1 5.500%, 08/25/2034	147,319
47,706	Series 2004-28CB-5A1 5.750%, 01/25/2035(d)	47,501
283,881	Series 2004-J10-2CB1 6.000%, 09/25/2034	297,626
52,949	Series 2004-J3-1A1 5.500%, 04/25/2034	54,168
6,260,346	Series 2005-64CB-1A10 5.750%, 12/25/2035	6,180,449
108,167	Series 2005-J1-2A1 5.500%, 02/25/2025	110,105
3,021,785	Series 2006-13T1-A13 6.000%, 05/25/2036	2,310,714
481,349	Series 2006-31CB-A7 6.000%, 11/25/2036	406,488
4,743,645	Series 2006-36T2-2A1 6.250%, 12/25/2036	3,276,349
449,808	Series 2006-J1-2A1 7.000%, 02/25/2036	153,449

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Countrywide Alternative Loan Trust (Continued)
$ 243,351	Series 2007-16CB-2A1 2.936%, 08/25/2037(h) 1 mo. USD LIBOR + 0.450%	$137,511
70,468	Series 2007-16CB-2A2 33.871%, 08/25/2037(h) -8.3333*1 mo. USD LIBOR + 54.583%	143,576
479,386	Series 2007-19-1A34 6.000%, 08/25/2037	375,402
1,407,211	Series 2007-20-A12 6.250%, 08/25/2047	1,192,184
457,028	Series 2007-22-2A16 6.500%, 09/25/2037	309,935
3,431,438	Series 2007-HY2-1A 4.201%, 03/25/2047(g)	3,245,780
2,354,642	Series 2007-HY7C-A4 2.716%, 08/25/2037(h) 1 mo. USD LIBOR + 0.230%	2,179,240
	Countrywide Alternative Loan Trust Resecuritization
672,031	Series 2008-2R-2A1 6.000%, 08/25/2037(g)	479,746
4,107,265	Series 2008-2R-4A1 6.250%, 08/25/2037(g)	3,301,215
	Countrywide Home Loan GMSR Issuer Trust
1,980,000	Series 2018-GT1-A 5.236%, 05/25/2023(b)(h) 1 mo. USD LIBOR + 2.750%	1,992,702
	Countrywide Home Loan Mortgage Pass-Through Trust
57,608	Series 2004-12-8A1 4.608%, 08/25/2034(d)(g)	56,471
10,023	Series 2004-HYB4-2A1 4.211%, 09/20/2034(d)(g)	9,629
77,179	Series 2004-HYB8-4A1 3.343%, 01/20/2035(g)	77,321
757,249	Series 2005-23-A1 5.500%, 11/25/2035	643,722
471,204	Series 2005-HYB8-4A1 3.944%, 12/20/2035(g)	457,108
3,871,060	Series 2006-9-A1 6.000%, 05/25/2036	3,157,083
195,321	Series 2007-10-A5 6.000%, 07/25/2037	159,236
830,984	Series 2007-13-A5 6.000%, 08/25/2037	681,319
	Credit Suisse Commercial Mortgage Securities Corp.
125,000	Series 2019-SKLZ-D 6.084%, 01/15/2034(b)(h) 1 mo. LIBOR + 3.600%	126,587
	Credit Suisse First Boston Mortgage Securities Corp.
64,363	Series 2003-AR26-7A1 4.365%, 11/25/2033(g)	65,102
32,268	Series 2003-AR28-4A1 4.650%, 12/25/2033(d)(g)	32,427
1,420,923	Series 2005-11-7A1 6.000%, 12/25/2035	1,192,564

Principal Amount^		Value
	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates
$ 53,670	Series 2003-27-4A4 5.750%, 11/25/2033	$55,247
2,582,545	Series 2005-10-10A3 6.000%, 11/25/2035	1,329,585
	Credit Suisse Mortgage-Backed Trust
921,985	Series 2006-6-1A10 6.000%, 07/25/2036	755,275
651,146	Series 2007-1-4A1 6.500%, 02/25/2022	179,598
83,925	Series 2007-2-2A5 5.000%, 03/25/2037	80,895
428,026	Series 2010-7R-4A17 6.000%, 04/26/2037(b)(g)	410,816
1,900,003	Series 2011-17R-1A2 5.750%, 02/27/2037(b)	2,065,935
1,200,000	Series 2014-USA-E 4.373%, 09/15/2037(b)	1,106,003
896,864	Series 2018-RPL2-A1 4.030%, 08/25/2062(b)(f)	897,579
333,256	Series 2018-RPL7-A1 4.000%, 08/26/2058(b)	334,356
	Deutsche Mortgage and Asset Receiving Corp.
3,439,783	Series 2014-RS1-1A2 6.500%, 07/27/2037(b)(g)	3,140,937
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
202,504	Series 2004-4-7AR1 2.836%, 06/25/2034(h) 1 mo. USD LIBOR + 0.350%	197,785
143,493	Series 2006-PR1-3A1 8.647%, 04/15/2036(b)(h) -1.4*1 mo. USD LIBOR + 12.124%	138,923
	DSLA Mortgage Loan Trust
154,033	Series 2005-AR5-2A1A 2.812%, 09/19/2045(h) 1 mo. USD LIBOR + 0.330%	125,951
	Dukinfield II Plc
434,831 (GBP)	Series 2-A 2.087%, 12/20/2052(h) 3 mo. GBP LIBOR + 1.250%	571,938
	Eurosail-UK Plc
153,561 (GBP)	Series 2007-2X-A3C 0.993%, 03/13/2045(h) 3 mo. GBP LIBOR + 0.150%	195,365
	Federal Home Loan Mortgage Corp. REMICS
761,198	Series 3118-SD 4.216%, 02/15/2036(h)(k) -1*1 mo. LIBOR + 6.700%	108,248
271,607	Series 3301-MS 3.616%, 04/15/2037(h)(k) -1*1 mo. LIBOR + 6.100%	30,419
372,316	Series 3303-SE 3.596%, 04/15/2037(h)(k) -1*1 mo. LIBOR + 6.080%	50,282
246,564	Series 3303-SG 3.616%, 04/15/2037(h)(k) -1*1 mo. LIBOR + 6.100%	33,312

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. REMICS (Continued)
$ 88,705	Series 3382-SB 3.516%, 11/15/2037(h)(k) -1*1 mo. LIBOR + 6.000%	$7,661
351,991	Series 3382-SW 3.816%, 11/15/2037(h)(k) -1*1 mo. LIBOR + 6.300%	48,439
107,998	Series 3384-S 3.906%, 11/15/2037(h)(k) -1*1 mo. LIBOR + 6.390%	11,576
222,896	Series 3384-SG 3.826%, 08/15/2036(h)(k) -1*1 mo. LIBOR + 6.310%	32,634
2,349,589	Series 3404-SA 3.516%, 01/15/2038(h)(k) -1*1 mo. LIBOR + 6.000%	316,184
149,159	Series 3417-SX 3.707%, 02/15/2038(h) -1*1 mo. LIBOR + 6.180%	16,660
85,788	Series 3423-GS 3.166%, 03/15/2038(h)(k) -1*1 mo. LIBOR + 5.650%	8,479
747,045	Series 3423-TG 0.350%, 03/15/2038(h)(k) -1*1 mo. LIBOR + 6.000%	6,659
3,115,017	Series 3435-S 3.496%, 04/15/2038(h)(k) -1*1 mo. LIBOR + 5.980%	436,464
104,821	Series 3445-ES 3.516%, 05/15/2038(h)(k) -1*1 mo. LIBOR + 6.000%	11,326
433,935	Series 3523-SM 3.527%, 04/15/2039(h) -1*1 mo. LIBOR + 6.000%	60,959
281,243	Series 3560-KS 3.916%, 11/15/2036(h)(k) -1*1 mo. LIBOR + 6.400%	34,562
184,518	Series 3598-SA 3.866%, 11/15/2039(h)(k) -1*1 mo. LIBOR + 6.350%	19,781
193,010	Series 3641-TB 4.500%, 03/15/2040	206,847
778,536	Series 3728-SV 1.966%, 09/15/2040(h)(k) -1*1 mo. LIBOR + 4.450%	57,805
273,318	Series 3758-S 3.557%, 11/15/2040(h) -1*1 mo. LIBOR + 6.030%	37,345
1,163,346	Series 3770-SP 4.016%, 11/15/2040(h)(k) -1*1 mo. LIBOR + 6.500%	104,378
329,836	Series 3815-ST 3.366%, 02/15/2041(h)(k) -1*1 mo. LIBOR + 5.850%	43,138
756,339	Series 3859-SI 4.116%, 05/15/2041(h)(k) -1*1 mo. LIBOR + 6.600%	133,047
225,396	Series 3872-SL 3.466%, 06/15/2041(h)(k) -1*1 mo. LIBOR + 5.950%	29,780
186,827	Series 3900-SB 3.497%, 07/15/2041(h) -1*1 mo. LIBOR + 5.970%	23,469

Principal Amount^		Value
$ 30,651	Series 3946-SM 7.249%, 10/15/2041(h) -3*1 mo. LIBOR + 14.700%	$38,600
1,313,389	Series 3957-DZ 3.500%, 11/15/2041	1,328,861
1,344,441	Series 3972-AZ 3.500%, 12/15/2041	1,349,418
3,932,944	Series 3984-DS 3.466%, 01/15/2042(h)(k) -1*1 mo. LIBOR + 5.950%	588,894
4,457,691	Series 4223-AT 3.000%, 07/15/2043(h) -6*1 mo. LIBOR + 30.000%	3,959,705
2,233,682	Series 4229-MS 3.373%, 07/15/2043(h) -1.75*1 mo. LIBOR + 7.700%	2,172,192
4,727,902	Series 4239-OU 0.000%, 07/15/2043(l)	3,377,084
3,604,706	Series 4291-MS 3.416%, 01/15/2054(h)(k) -1*1 mo. LIBOR + 5.900%	582,070
3,738,099	Series 4314-MS 3.616%, 07/15/2043(h)(k) -1*1 mo. LIBOR + 6.100%	420,329
10,000,000	Series 4435-SA 4.955%, 01/15/2041(h) -2*1 mo. LIBOR + 9.900%	11,304,587
6,356,646	Series 4623-Z 3.000%, 10/15/2046	6,083,104
8,652,601	Series 4657-VZ 3.000%, 02/15/2047	8,012,953
4,516,255	Series 4767-ZH 3.500%, 03/15/2048	4,459,478
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
83,755	Series 2014-DN2-M2 4.136%, 04/25/2024(h) 1 mo. USD LIBOR + 1.650%	84,320
459,239	Series 2015-DNA1-M2 4.336%, 10/25/2027(h) 1 mo. USD LIBOR + 1.850%	464,223
40,000	Series 2018-DNA1-M2 4.286%, 07/25/2030(h) 1 mo. USD LIBOR + 1.800%	39,109
	Federal National Mortgage Association Connecticut Avenue Securities
430,000	Series 2017-C05-1M2 4.686%, 01/25/2030(h) 1 mo. USD LIBOR + 2.200%	435,660
95,000	Series 2017-C07-1M2 4.886%, 05/25/2030(h) 1 mo. USD LIBOR + 2.400%	97,119
	Federal National Mortgage Association REMICS
405,429	Series 2003-84-PZ 5.000%, 09/25/2033	439,830
981,679	Series 2005-42-SA 4.315%, 05/25/2035(h)(k) -1*1 mo. LIBOR + 6.800%	89,598
2,612,863	Series 2006-92-LI 4.095%, 10/25/2036(h)(k) -1*1 mo. LIBOR + 6.580%	400,204

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association REMICS (Continued)
$ 676,190	Series 2007-39-AI 3.635%, 05/25/2037(h)(k) -1*1 mo. LIBOR + 6.120%	$105,880
202,651	Series 2007-57-SX 4.135%, 10/25/2036(h)(k) -1*1 mo. LIBOR + 6.620%	27,906
57,843	Series 2007-68-SA 4.165%, 07/25/2037(h)(k) -1*1 mo. LIBOR + 6.650%	7,296
62,153	Series 2008-1-CI 3.815%, 02/25/2038(h)(k) -1*1 mo. LIBOR + 6.300%	7,414
2,071,465	Series 2008-33-SA 3.515%, 04/25/2038(h)(k) -1*1 mo. LIBOR + 6.000%	319,245
83,811	Series 2008-56-SB 3.575%, 07/25/2038(h)(k) -1*1 mo. LIBOR + 6.060%	9,650
4,290,192	Series 2009-110-SD 3.765%, 01/25/2040(h)(k) -1*1 mo. LIBOR + 6.250%	600,767
60,362	Series 2009-111-SE 3.765%, 01/25/2040(h)(k) -1*1 mo. LIBOR + 6.250%	7,265
268,939	Series 2009-86-CI 3.315%, 09/25/2036(h)(k) -1*1 mo. LIBOR + 5.800%	26,513
148,465	Series 2009-87-SA 3.515%, 11/25/2049(h)(k) -1*1 mo. LIBOR + 6.000%	18,067
90,653	Series 2009-90-IB 3.235%, 04/25/2037(h)(k) -1*1 mo. LIBOR + 5.720%	9,534
111,368	Series 2010-11-SC 2.315%, 02/25/2040(h)(k) -1*1 mo. LIBOR + 4.800%	8,432
60,594	Series 2010-115-SD 4.115%, 11/25/2039(h)(k) -1*1 mo. LIBOR + 6.600%	8,113
4,257,728	Series 2010-123-SK 3.565%, 11/25/2040(h)(k) -1*1 mo. LIBOR + 6.050%	683,764
1,332,740	Series 2010-134-SE 4.165%, 12/25/2025(h)(k) -1*1 mo. LIBOR + 6.650%	108,712
262,324	Series 2010-15-SL 2.465%, 03/25/2040(h)(k) -1*1 mo. LIBOR + 4.950%	26,216
86,089	Series 2010-9-GS 2.265%, 02/25/2040(h) -1*1 mo. LIBOR + 4.750%	5,371
6,420	Series 2011-110-LS 5.122%, 11/25/2041(h) -2*1 mo. LIBOR + 10.100%	7,701
389,151	Series 2011-111-VZ 4.000%, 11/25/2041	404,519
1,521,647	Series 2011-141-PZ 4.000%, 01/25/2042	1,569,129
198,380	Series 2011-5-PS 3.915%, 11/25/2040(h)(k) -1*1 mo. LIBOR + 6.400%	18,746

Principal Amount^		Value
$ 897,813	Series 2011-63-AS 3.435%, 07/25/2041(h)(k) -1*1 mo. LIBOR + 5.920%	$135,155
2,492,069	Series 2011-93-ES 4.015%, 09/25/2041(h)(k) -1*1 mo. LIBOR + 6.500%	414,237
1,750,216	Series 2012-106-SA 3.675%, 10/25/2042(h)(k) -1*1 mo. LIBOR + 6.160%	289,713
2,994,607	Series 2012-131-BS 2.413%, 12/25/2042(h) -1.2*1 mo. LIBOR + 5.400%	2,622,489
11,100,940	Series 2013-109-BO 0.000%, 07/25/2043(l)	7,097,255
2,002,333	Series 2013-15-SC 2.473%, 03/25/2033(h) -1.2*1 mo. LIBOR + 5.460%	1,939,724
5,787,725	Series 2013-51-HS 2.417%, 04/25/2043(h) -1.2*1 mo. LIBOR + 5.400%	5,049,119
8,336,903	Series 2013-53-ZC 3.000%, 06/25/2043	8,005,327
3,711,610	Series 2013-67-NS 2.272%, 07/25/2043(h) -1.5*1 mo. LIBOR + 6.000%	3,153,052
5,940,080	Series 2013-74-HZ 3.000%, 07/25/2043	5,682,270
4,327,002	Series 2014-50-WS 3.715%, 08/25/2044(h)(k) -1*1 mo. LIBOR + 6.200%	546,697
10,956,719	Series 2016-72-ZG 3.000%, 10/25/2046	9,814,759
	First Horizon Alternative Mortgage Securities Trust
842,154	Series 2006-FA6-1A4 6.250%, 11/25/2036	624,625
341,315	Series 2007-FA4-1A7 6.000%, 08/25/2037	254,377
	First Horizon Mortgage Pass-Through Trust
207,634	Series 2006-1-1A10 6.000%, 05/25/2036	168,008
	GMACM Mortgage Loan Trust
292,076	Series 2005-AR1-3A 4.706%, 03/18/2035(g)	300,187
186,496	Series 2005-AR4-3A1 4.191%, 07/19/2035(g)	180,479
	Gosforth Funding Plc
498,487	Series 2018-1A-A1 3.101%, 08/25/2060(b)(h) 3 mo. USD LIBOR + 0.450%	496,643
	Government National Mortgage Association
747,061	Series 2007-21-S 3.718%, 04/16/2037(h)(k) -1*1 mo. LIBOR + 6.200%	110,494
269,194	Series 2008-69-SB 5.142%, 08/20/2038(h) -1*1 mo. LIBOR + 7.630%	49,369
314,922	Series 2009-104-SD 3.868%, 11/16/2039(h)(k) -1*1 mo. LIBOR + 6.350%	42,488
59,084	Series 2010-98-IA 5.732%, 03/20/2039(g)(k)	7,334

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (Continued)
$ 706,508	Series 2011-45-GZ 4.500%, 03/20/2041	$743,821
204,836	Series 2011-69-OC 0.000%, 05/20/2041(l)	179,182
4,157,452	Series 2011-69-SC 2.892%, 05/20/2041(h)(k) -1*1 mo. LIBOR + 5.380%	499,786
666,744	Series 2011-89-SA 2.962%, 06/20/2041(h)(k) -1*1 mo. LIBOR + 5.450%	73,026
6,214,739	Series 2012-135-IO 0.579%, 01/16/2053(g)(k)	223,691
3,287,852	Series 2013-102-BS 3.662%, 03/20/2043(h)(k) -1*1 mo. LIBOR + 6.150%	438,670
53,439,248	Series 2013-155-IB 0.170%, 09/16/2053(g)(k)	949,669
5,137,537	Series 2014-145-CS 3.118%, 05/16/2044(h)(k) -1*1 mo. LIBOR + 5.600%	727,301
3,449,855	Series 2014-156-PS 3.762%, 10/20/2044(h)(k) -1*1 mo. LIBOR + 6.250%	500,827
5,608,982	Series 2014-5-SA 3.062%, 01/20/2044(h)(k) -1*1 mo. LIBOR + 5.550%	754,498
5,572,615	Series 2014-58-SG 3.118%, 04/16/2044(h) -1*1 mo. LIBOR + 5.600%	717,553
5,629,516	Series 2014-76-SA 3.112%, 01/20/2040(h)(k) -1*1 mo. LIBOR + 5.600%	787,422
6,008,193	Series 2014-95-CS 3.768%, 06/16/2044(h)(k) -1*1 mo. LIBOR + 6.250%	857,005
8,196,435	Series 2018-105-SH 3.762%, 08/20/2048(h)(k) -1*1 mo. LIBOR + 6.250%	1,087,552
107,359,772	Series 2018-111-SA 2.062%, 08/20/2048(h)(k) -1*1 mo. LIBOR + 4.550%	8,026,259
36,211,901	Series 2018-134-CS 3.712%, 10/20/2048(h)(k) -1*1 mo. LIBOR + 6.200%	4,700,750
9,977,259	Series 2018-153-AS 3.662%, 11/20/2048(h)(k) -1*1 mo. LIBOR + 6.150%	1,325,265
	GS Mortgage Securities Corp. Trust
962,000	Series 2018-FBLU-F 5.734%, 11/15/2035(b)(h) 1 mo. USD LIBOR + 3.250%	964,333
1,503,000	Series 2018-TWR-G 6.408%, 07/15/2031(b)(h) 1 mo. LIBOR + 3.925%	1,483,725
	GS Mortgage Securities Trust
1,010,000	Series 2011-GC5-D 5.391%, 08/10/2044(b)(g)	981,747
2,216,000	Series 2014-GC26-D 4.523%, 11/10/2047(b)(g)	1,893,040
	GSR Mortgage Loan Trust
49,353	Series 2005-4F-6A1 6.500%, 02/25/2035(d)	49,049

Principal Amount^		Value
$ 889,060	Series 2005-9F-2A1 6.000%, 01/25/2036	$717,566
161,819	Series 2005-AR4-6A1 4.329%, 07/25/2035(g)	163,470
253,425	Series 2005-AR6-4A5 4.413%, 09/25/2035(g)	256,905
313,586	Series 2006-7F-3A4 6.250%, 08/25/2036	189,864
325,292	Series 2006-8F-2A1 6.000%, 09/25/2036	306,981
	HarborView Mortgage Loan Trust
144,865	Series 2003-2-1A 3.222%, 10/19/2033(h) 1 mo. USD LIBOR + 0.740%	141,397
361,438	Series 2004-11-2A2A 3.122%, 01/19/2035(h) 1 mo. USD LIBOR + 0.640%	346,613
9,973,905	Series 2006-8-1A1 2.687%, 07/21/2036(h) 1 mo. USD LIBOR + 0.200%	7,535,213
5,356,504	Series 2007-7-2A1B 3.486%, 10/25/2037(h) 1 mo. USD LIBOR + 1.000%	4,510,023
	Impac Secured Assets Trust
8,562,978	Series 2007-2-1A1C 2.866%, 05/25/2037(h) 1 mo. USD LIBOR + 0.380%	7,333,297
	IndyMac INDA Mortgage Loan Trust
327,506	Series 2006-AR3-1A1 4.350%, 12/25/2036(g)	311,425
	IndyMac INDX Mortgage Loan Trust
261,474	Series 2004-AR12-A1 3.266%, 12/25/2034(h) 1 mo. USD LIBOR + 0.780%	226,207
665,603	Series 2004-AR6-4A 4.672%, 10/25/2034(g)	691,567
223,667	Series 2004-AR7-A5 3.706%, 09/25/2034(h) 1 mo. USD LIBOR + 1.220%	207,475
146,659	Series 2005-16IP-A1 3.126%, 07/25/2045(h) 1 mo. USD LIBOR + 0.640%	142,283
379,531	Series 2005-AR11-A3 3.953%, 08/25/2035(g)	340,582
836,273	Series 2006-AR2-2A1 2.696%, 02/25/2046(h) 1 mo. USD LIBOR + 0.210%	716,932
2,719,960	Series 2006-AR5-2A1 3.698%, 05/25/2036(g)	2,429,714
4,676,831	Series 2006-R1-A3 3.772%, 12/25/2035(g)	4,352,166
1,632,856	Series 2007-AR5-2A1 3.692%, 05/25/2037(g)	1,526,005
	JP Morgan Chase Commercial Mortgage Securities Trust
62,000	Series 2006-LDP9-AMS 5.337%, 05/15/2047	58,124
25,392	Series 2007-LDPX-AM 5.322%, 01/15/2049(g)	25,439
1,285,000	Series 2011-C3-E 5.662%, 02/15/2046(b)(g)	1,261,902
	JP Morgan Mortgage Trust
73,751	Series 2003-A2-3A1 4.171%, 11/25/2033(g)	74,886

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	JP Morgan Mortgage Trust (Continued)
$ 431,499	Series 2004-S1-2A1 6.000%, 09/25/2034	$454,323
90,965	Series 2005-A1-6T1 4.570%, 02/25/2035(g)	90,838
112,708	Series 2005-A2-3A2 4.373%, 04/25/2035(g)	113,935
35,001	Series 2005-A3-4A1 4.815%, 06/25/2035(d)(g)	35,122
3,021,332	Series 2005-ALT1-3A1 4.093%, 10/25/2035(g)	2,671,709
190,350	Series 2006-A1-1A2 4.688%, 02/25/2036(g)	177,157
88,813	Series 2007-A1-4A2 4.562%, 07/25/2035(d)(g)	90,454
57,467	Series 2007-S1-1A2 5.500%, 03/25/2022	55,707
883,861	Series 2007-S3-1A97 6.000%, 08/25/2037	702,845
452,313	Series 2008-R2-2A 5.500%, 12/27/2035(b)(g)	446,583
	JP Morgan Resecuritization Trust
7,733,414	Series 2015-4-1A7 2.680%, 06/26/2047(b)(h) 1 mo. USD LIBOR + 0.190%	5,076,880
	JPMBB Commercial Mortgage Securities Trust
150,000	Series 2013-C17-E 3.867%, 01/15/2047(b)(g)	129,522
1,616,000	Series 2014-C23-D 3.971%, 09/15/2047(b)(g)	1,504,814
300,000	Series 2014-C23-E 3.364%, 09/15/2047(b)(g)	242,434
78,000	Series 2015-C27-D 3.844%, 02/15/2048(b)(g)	73,604
4,749,500	Series 2015-C27-XFG 1.344%, 02/15/2048(b)(g)(k)	318,355
	Lanark Master Issuer Plc
380,000	Series 2019-1A-1A1 3.467%, 12/22/2069(b)(h) 3 mo. USD LIBOR + 0.770%	381,146
	Lehman Mortgage Trust
1,945,843	Series 2006-2-2A3 5.750%, 04/25/2036	1,958,950
	Lehman XS Trust
157,211	Series 2006-2N-1A1 2.746%, 02/25/2046(h) 1 mo. USD LIBOR + 0.260%	148,612
	Ludgate Funding Plc
123,537 (EUR)	Series 2007-1-A2B 0.000%, 01/01/2061(h) -1*3 mo. EURIBOR + 0.160%	130,410
484,833 (GBP)	Series 2008-W1X-A1 1.510%, 01/01/2061(h) 3 mo. GBP LIBOR + 0.600%	612,228
	Master Adjustable Rate Mortgages Trust
173,548	Series 2004-7-3A1 4.200%, 07/25/2034(g)	171,033
89,161	Series 2006-2-1A1 4.604%, 04/25/2036(g)	89,348

Principal Amount^		Value
	Master Alternative Loan Trust
$ 41,773	Series 2003-9-4A1 5.250%, 11/25/2033	$43,646
41,930	Series 2004-5-1A1 5.500%, 06/25/2034	43,462
53,441	Series 2004-5-2A1 6.000%, 06/25/2034	55,989
220,505	Series 2004-8-2A1 6.000%, 09/25/2034	239,204
	Merrill Lynch Alternative Note Asset Trust
585,131	Series 2007-AF1-1AF2 5.750%, 05/25/2037	553,055
	Merrill Lynch Mortgage Investors Trust
17,611	Series 2006-2-2A 4.363%, 05/25/2036(g)	17,882
	Monarch Beach Resort Trust
1,250,000	Series 2018-MBMZ-M 7.444%, 07/15/2025(b)(h) 1 mo. LIBOR + 4.960%	1,257,129
	Morgan Stanley Bank of America Merrill Lynch Trust
15,000	Series 2015-C20-D 3.071%, 02/15/2048(b)	13,313
1,000,000	Series 2015-C26-E 4.405%, 10/15/2048(b)(g)	760,439
	Morgan Stanley Capital I Trust
285,000	Series 2011-C2-D 5.486%, 06/15/2044(b)(g)	287,687
235,000	Series 2011-C2-E 5.486%, 06/15/2044(b)(g)	229,331
	Morgan Stanley Mortgage Loan Trust
3,334,309	Series 2005-9AR-2A 4.290%, 12/25/2035(g)	3,158,252
3,394,253	Series 2006-11-2A2 6.000%, 08/25/2036	2,688,740
443,842	Series 2006-7-3A 5.019%, 06/25/2036(g)	379,817
277,081	Series 2007-13-6A1 6.000%, 10/25/2037	224,063
	Morgan Stanley Re-Remic Trust
507,103	Series 2010-R9-3C 6.000%, 11/26/2036(b)(g)	512,340
	Motel 6 Trust
1,438,292	Series 2017-M6MZ-M 9.410%, 08/15/2019(b)(h) 1 mo. LIBOR + 6.927%	1,462,124
	Newgate Funding Plc
196,342 (EUR)	Series 2007-3X-A2B 0.291%, 12/15/2050(h) -1*3 mo. EURIBOR + 0.600%	212,998
	Prime Mortgage Trust
1,541,303	Series 2006-DR1-2A1 5.500%, 05/25/2035(b)	1,255,522
	Residential Accredit Loans, Inc.
223,632	Series 2006-QO4-2A1 2.676%, 04/25/2046(h) 1 mo. USD LIBOR + 0.190%	211,089
1,181,041	Series 2006-QS10-A9 6.500%, 08/25/2036	1,110,662
713,862	Series 2006-QS14-A18 6.250%, 11/25/2036	636,385

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Residential Accredit Loans, Inc. (Continued)
$ 553,428	Series 2006-QS17-A5 6.000%, 12/25/2036	$509,989
545,165	Series 2006-QS2-1A4 5.500%, 02/25/2036	478,932
680,044	Series 2006-QS7-A3 6.000%, 06/25/2036	623,231
701,240	Series 2007-QS1-2A10 6.000%, 01/25/2037	627,240
1,084,880	Series 2007-QS3-A1 6.500%, 02/25/2037	1,007,566
2,432,011	Series 2007-QS6-A6 6.250%, 04/25/2037	2,308,339
600,358	Series 2007-QS8-A8 6.000%, 06/25/2037	545,970
1,776,889	Series 2007-QS9-A33 6.500%, 07/25/2037	1,638,336
	Residential Asset Securitization Trust
472,623	Series 2003-A9-A2 4.000%, 08/25/2033	461,793
191,040	Series 2005-A8CB-A9 5.375%, 07/25/2035	163,977
342,514	Series 2006-A8-1A1 6.000%, 08/25/2036	298,594
274,377	Series 2007-A1-A8 6.000%, 03/25/2037	163,841
554,301	Series 2007-A5-2A5 6.000%, 05/25/2037	476,852
16,756,800	Series 2007-A9-A1 3.036%, 09/25/2037(h) 1 mo. USD LIBOR + 0.550%	7,332,001
16,756,800	Series 2007-A9-A2 3.965%, 09/25/2037(h)(k) -1*1 mo. USD LIBOR + 6.450%	4,626,370
	Residential Funding Mortgage Securities I Trust
55,375	Series 2006-S1-1A3 5.750%, 01/25/2036(d)	52,308
660,530	Series 2006-S4-A5 6.000%, 04/25/2036	648,303
428,837	Series 2006-SA2-3A1 5.068%, 08/25/2036(g)	401,752
	RMAC Securities No 1 Plc
107,318 (EUR)	Series 2006-NS1X-A2C 0.000%, 06/12/2044(h) -1*3 mo. EURIBOR + 0.150%	114,873
	SLIDE
2,450,658	Series 2018-FUN-F 5.484%, 06/15/2031(b)(h) 1 mo. LIBOR + 3.000%	2,462,208
	Starwood Commercial Mortgage Trust
2,481,000	Series 2018-URB-E 5.634%, 05/15/2035(b)(h) 1 mo. LIBOR + 3.150%	2,457,485
	Starwood Retail Property Trust
950,000	Series 2014-STAR-E 6.634%, 11/15/2027(b)(h) 1 mo. LIBOR + 4.150%	735,407
	Structured Adjustable Rate Mortgage Loan Trust
69,345	Series 2004-12-7A3 4.458%, 09/25/2034(d)(g)	69,561

Principal Amount^		Value
$ 891,838	Series 2005-14-A1 2.796%, 07/25/2035(h) 1 mo. USD LIBOR + 0.310%	$709,022
380,059	Series 2005-15-1A1 4.222%, 07/25/2035(g)	308,610
562,899	Series 2005-22-3A1 2.949%, 12/25/2035(g)	510,761
1,238,757	Series 2008-1-A2 4.246%, 10/25/2037(g)	1,121,479
	Structured Asset Mortgage Investments II Trust
8,404,592	Series 2007-AR1-2A1 2.666%, 01/25/2037(h) 1 mo. USD LIBOR + 0.180%	8,040,775
	Structured Asset Securities Corp. Trust
47,226	Series 2005-1-7A7 5.500%, 02/25/2035(d)	47,053
1,046,958	Series 2005-5-2A2 5.500%, 04/25/2035	1,014,800
10,423,915	Series 2007-4-1A3 3.755%, 03/28/2045(b)(h)(k) -1*1 mo. LIBOR + 6.250%	1,819,937
	Towd Point Mortgage Funding Granite1 Plc
300,000 (GBP)	Series 2016-GR1X-B 2.325%, 07/20/2046(h) 3 mo. GBP LIBOR + 1.400%	391,087
	UBS-Barclays Commercial Mortgage Trust
305,000	Series 2012-C2-E 4.893%, 05/10/2063(b)(c)(g)	238,467
	Washington Mutual Mortgage Pass-Through Certificates Trust
498,620	Series 2005-1-5A1 6.000%, 03/25/2035	501,133
740,265	Series 2006-5-1A5 6.000%, 07/25/2036	674,581
495,866	Series 2006-8-A6 4.484%, 10/25/2036(f)	286,297
3,313,646	Series 2007-5-A3 7.000%, 06/25/2037	2,302,117
	Wells Fargo Alternative Loan Trust
205,969	Series 2007-PA2-3A1 2.836%, 06/25/2037(h) 1 mo. USD LIBOR + 0.350%	147,986
318,897	Series 2007-PA2-3A2 4.165%, 06/25/2037(h)(k) -1*1 mo. USD LIBOR + 6.650%	40,747
	Wells Fargo Commercial Mortgage Trust
19,971,000	Series 2015-C28-XE 1.128%, 05/15/2048(b)(g)(k)	1,246,849
750,000	Series 2016-C33-D 3.123%, 03/15/2059(b)	644,099
	Wells Fargo Mortgage-Backed Securities Trust
128,967	Series 2003-M-A1 4.903%, 12/25/2033(d)(g)	130,969
318,366	Series 2004-I-2A1 4.634%, 07/25/2034(g)	326,391
39,186	Series 2004-O-A1 4.678%, 08/25/2034(d)(g)	39,906
13,458	Series 2005-11-2A3 5.500%, 11/25/2035(d)	13,442

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Wells Fargo Mortgage-Backed Securities Trust (Continued)
$ 336,273	Series 2005-12-1A5 5.500%, 11/25/2035	$339,544
83,655	Series 2005-16-A18 6.000%, 12/25/2035(d)	82,932
41,546	Series 2005-AR10-2A4 4.796%, 05/01/2035(g)	43,003
161,772	Series 2005-AR2-3A1 5.124%, 03/25/2035(g)	165,846
475,171	Series 2006-3-A11 5.500%, 03/25/2036	478,959
150,028	Series 2006-AR19-A1 4.861%, 12/25/2036(g)	147,619
441,503	Series 2006-AR2-2A5 4.954%, 03/25/2036(g)	438,979
467,512	Series 2007-3-1A4 6.000%, 04/25/2037	471,604
	WFRBS Commercial Mortgage Trust
510,000	Series 2011-C3-D 5.684%, 03/15/2044(b)(g)	474,295
500,000	Series 2012-C6-D 5.583%, 04/15/2045(b)(g)	517,755
100,000	Series 2012-C7-C 4.822%, 06/15/2045(g)	100,967
290,000	Series 2012-C7-E 4.822%, 06/15/2045(b)(g)	250,397

TOTAL MORTGAGE-BACKED SECURITIES (Cost $358,472,475)		382,308,626

MUNICIPAL BONDS: 1.1%
Puerto Rico: 1.1%
	Commonwealth of Puerto Rico
19,020,000	8.000%, 07/01/2035(c)(j)	9,914,175
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
165,000	Series A 5.000%, 07/01/2021	166,237
76,000	Series A 5.000%, 07/01/2022	76,380
190,000	Series A 5.250%, 07/01/2029	189,525
488,000	Series A 5.000%, 07/01/2033	477,020
311,000	Series A 5.125%, 07/01/2037	304,002
338,000	Series A 5.750%, 07/01/2037	338,000
1,775,000	Series A 5.250%, 07/01/2042	1,748,375
280,000	Series A 6.000%, 07/01/2047	280,700
	Puerto Rico Commonwealth Government Employees Retirement System
6,745,000	Series A 6.150%, 07/01/2038(c)(j)	3,473,675
2,300,000	Series C 6.150%, 07/01/2028(c)(j)	1,184,500
	Puerto Rico Public Buildings Authority
1,125,000	Series U 5.250%, 07/01/2042(j)	658,125

Principal Amount^		Value
Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev.
$ 39,000	Series A-1 0.000%, 07/01/2024(m)	$32,794
66,000	Series A-1 0.000%, 07/01/2027(m)	49,295
65,000	Series A-1 0.000%, 07/01/2029(m)	43,181
83,000	Series A-1 0.000%, 07/01/2031(m)	49,205
94,000	Series A-1 0.000%, 07/01/2033(m)	50,001
69,000	Series A-1 4.500%, 07/01/2034	69,934
35,000	Series A-1 4.550%, 07/01/2040	34,528
893,000	Series A-1 0.000%, 07/01/2046(m)	193,201
728,000	Series A-1 0.000%, 07/01/2051(m)	116,094
255,000	Series A-1 4.750%, 07/01/2053	242,421
645,000	Series A-1 5.000%, 07/01/2058	638,905
353,000	Series A-2 4.550%, 07/01/2040	312,409
11,000	Series A-2 4.750%, 07/01/2053	9,460
141,000	Series A-2 5.000%, 07/01/2058	123,729

TOTAL MUNICIPAL BONDS (Cost $21,867,567)		20,775,871

SHORT-TERM INVESTMENTS: 2.8%
TREASURY BILLS: 0.5%
	United States Treasury Bills
1,930,000	2.446%, 08/15/2019(a)(n)	1,912,822
7,170,000	2.555%, 01/30/2020(n)	7,021,055

TOTAL TREASURY BILLS (Cost $8,933,877)		8,933,877

REPURCHASE AGREEMENTS: 2.3%
$43,792,000	Fixed Income Clearing Corp. 0.500%, 3/29/2019, due 04/01/2019 [collateral: par value $45,480,000, U.S. Treasury Note, 1.125%, due 09/30/2021, value $44,564,600, par value $110,000, U.S. Treasury Note, 2.625%, due 07/15/2021, value $111,582] (proceeds $43,793,825)	43,792,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,792,000)		43,792,000

TOTAL SHORT-TERM INVESTMENTS (Cost $52,725,877)		52,725,877

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

TOTAL PURCHASED OPTIONS(o) (Cost $1,481,949): 0.1%	$1,151,011

TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT (Cost: $1,848,492,103): 102.5%	1,905,909,241

Liabilities in Excess of Other Assets: (2.5)%	(46,457,703)

NET ASSETS: 100.0%	$1,859,451,538

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BADLARPP	Argentina Badlar Floating Rate Notes
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
PIK	Payment-in-kind
REMICS	Real Estate Mortgage Investment Conduit
USSW5	USD 5 year swap rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)

Securities with an aggregate fair value of $252,808,222 have been pledged as collateral for options, total return swaps, credit default swaps, interest rate swaps, securities sold short and futures positions.

(b)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(c)	Illiquid securities at March 31, 2019, at which time the aggregate value of these illiquid securities is $46,739,192 or 2.5% of net assets.
(d)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(e)	Perpetual Call.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2019.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2019.
(h)	Floating Interest Rate at March 31, 2019.
(i)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(j)	Security is currently in default and/or non-income producing.
(k)	Interest Only security. Security with a notional or nominal principal amount.
(l)	Principal Only security.
(m)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(n)	The rate shown represents yield-to-maturity.
(o)	For a breakout of open positions, see details shown in the Schedule of Purchased Options table that follows.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost of investments	$1,707,696,985

Gross unrealized appreciation	117,158,365
Gross unrealized depreciation	(63,637,200)

Net unrealized appreciation	$53,521,165

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF PURCHASED OPTIONS at March 31, 2019 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Arconic, Inc.	Goldman Sachs & Co.	$19.00	4/18/2019	709	$1,354,899	$42,540	$38,126	$4,414
BB&T Corp.	Goldman Sachs & Co.	50.00	6/21/2019	559	2,601,027	25,155	19,322	5,833
Centene Corp.	Goldman Sachs & Co.	55.00	9/20/2019	426	2,262,060	178,920	153,473	25,447
Chemical Financial Corp.	Goldman Sachs & Co.	55.00	4/18/2019	349	1,436,484	5,235	8,409	(3,174)
Chemical Financial Corp.	Goldman Sachs & Co.	45.00	5/17/2019	122	502,152	10,675	7,378	3,297
Chemical Financial Corp.	Goldman Sachs & Co.	55.00	6/21/2019	675	2,778,300	20,250	28,515	(8,265)
Dover Corp.	Goldman Sachs & Co.	95.00	6/21/2019	603	5,656,140	177,885	134,152	43,733
Fidelity National Information Services, Inc.	Goldman Sachs & Co.	120.00	7/19/2019	157	205,670	35,168	18,427	16,741
Fidelity National Information Services, Inc.	Goldman Sachs & Co.	125.00	7/19/2019	332	434,920	44,820	30,440	14,380
Multi-Color Corp.	Goldman Sachs & Co.	50.00	7/19/2019	38	189,582	3,040	2,312	728
Qep Resources, Inc.	Goldman Sachs & Co.	9.00	6/21/2019	529	412,091	14,547	24,543	(9,996)
Rent-A-Center, Inc.	Goldman Sachs & Co.	20.00	6/21/2019	342	713,754	74,385	38,545	35,840
ServiceMaster Global Holdings, Inc.	Goldman Sachs & Co.	50.00	5/17/2019	712	3,325,040	40,940	58,823	(17,883)
Put
Centene Corp.	Goldman Sachs & Co.	50.00	9/20/2019	91	483,210	28,210	40,367	(12,157)
Centene Corp.	Goldman Sachs & Co.	52.50	9/20/2019	172	913,320	75,680	91,945	(16,265)
Goldcorp, Inc.	Goldman Sachs & Co.	10.00	4/18/2019	154	176,176	924	2,089	(1,165)
Herc Holdings, Inc.	Goldman Sachs & Co.	30.00	6/21/2019	142	553,516	9,940	12,982	(3,042)
Herc Holdings, Inc.	Goldman Sachs & Co.	35.00	6/21/2019	106	413,188	19,345	21,857	(2,512)
Logmein, Inc.	Goldman Sachs & Co.	75.00	6/21/2019	155	1,241,550	49,600	47,107	2,493
Luxoft Holding, Inc.	Goldman Sachs & Co.	45.00	7/19/2019	1,532	8,994,372	7,660	69,984	(62,324)
Mellanox Technologies Ltd.	Goldman Sachs & Co.	90.00	12/20/2019	419	769,284	54,470	35,165	19,305
Mellanox Technologies Ltd.	Goldman Sachs & Co.	105.00	12/20/2019	349	640,764	111,680	97,822	13,858
Papa John’s International, Inc.	Goldman Sachs & Co.	40.00	4/18/2019	172	910,740	516	46,000	(45,484)
Red Hat, Inc.	Goldman Sachs & Co.	165.00	9/20/2019	64	529,280	17,280	22,114	(4,834)
Red Hat, Inc.	Goldman Sachs & Co.	170.00	1/17/2020	29	239,830	9,208	11,760	(2,552)
Spark Therapeutics, Inc.	Goldman Sachs & Co.	110.00	4/18/2019	39	54,132	2,028	2,762	(734)
Spark Therapeutics, Inc.	Goldman Sachs & Co.	105.00	6/21/2019	2	2,776	100	172	(72)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF PURCHASED OPTIONS at March 31, 2019 (Unaudited)(Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Twenty-first Century Fox, Inc.	Goldman Sachs & Co.	$40.00	4/18/2019	91	$334,061	$182	$3,537	$(3,355)
Versum Materials, Inc.	Goldman Sachs & Co.	40.00	6/21/2019	204	1,026,324	7,140	48,990	(41,850)
Xerox Corp.	Goldman Sachs & Co.	28.00	4/18/2019	457	1,461,486	4,570	29,986	(25,416)
Xerox Corp.	Goldman Sachs & Co.	29.00	5/17/2019	420	1,343,160	19,530	28,264	(8,734)
Zayo Group Holdings, Inc.	Goldman Sachs & Co.	25.00	6/21/2019	291	827,022	26,481	46,938	(20,457)

Total						1,118,104	1,222,306	(104,202)

EXCHANGE TRADED FUNDS
Put
SPDR S&P 500 ETF Trust	Morgan Stanley & Co.	265.00	4/18/2019	175	1,443,400	5,075	139,699	(134,624)
SPDR S&P 500 ETF Trust	Morgan Stanley & Co.	271.00	5/17/2019	142	1,171,216	27,832	119,944	(92,112)

Total						32,907	259,643	(226,736)

Total Purchased Options						$1,151,011	$1,481,949	$(330,938)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: (6.8)%
(55,454)	Alibaba Group Holding Ltd. ADR*	$(10,117,582)
(19,350)	Allegheny Technologies, Inc.*	(494,779)
(21,523)	Autoliv, Inc.	(1,582,586)
(7,185)	Bayerische Motoren Werke AG	(554,653)
(343,893)	BB&T Corp.	(16,001,341)
(5,412)	Booz Allen Hamilton Holding Corp.	(314,654)
(22,636)	Bristol-Myers Squibb Co.	(1,079,964)
(1,682)	CACI International, Inc. Class A*	(306,158)
(42,547)	Centene Corp.*	(2,259,246)
(89,844)	Chemical Financial Corp.	(3,697,979)
(8,053)	Choice Hotels International, Inc.	(626,040)
(12,598)	Constellium N.V. Class A*	(100,532)
(580,069)	Cousins Properties, Inc.	(5,603,467)
(40,412)	CSX Corp.	(3,023,626)
(9,193)	Daimler AG	(539,343)
(26,840)	Dollar Tree, Inc.*	(2,819,274)
(60,394)	Dover Corp.	(5,664,957)
(28,036)	Fiat Chrysler Automobiles N.V.	(417,805)
(48,971)	Fidelity National Information Services, Inc.	(5,538,620)
(9,767)	First Data Corp. Class A*	(256,579)
(224,225)	Fiserv, Inc.*	(19,794,583)
(56,705)	Ford Motor Co.	(497,870)
(11,041)	GATX Corp.	(843,201)
(17,168)	General Motors Co.	(636,933)
(3,711)	Greenbrier Cos., Inc. (The)	(119,606)
(100,985)	Harris Corp.	(16,128,314)
(8,391)	Hilton Worldwide Holdings, Inc.	(697,376)
(22,880)	Honda Motor Co. Ltd.	(619,105)
(5,407)	Jones Lang LaSalle, Inc.	(833,651)
(1,250)	Kaiser Aluminum Corp.	(130,912)
(4,596)	Leidos Holdings, Inc.	(294,558)
(21,116)	Linde Plc	(3,714,938)
(33,052)	Lowe’s Cos., Inc.	(3,618,202)
(3,939)	Marriott International, Inc. Class A	(492,729)
(3,800)	Multi-Color Corp.	(189,582)
(221,216)	Newmont Mining Corp.	(7,912,896)
(12,997)	Nielsen Holdings Plc	(307,639)
(14,180)	Pennsylvania Real Estate Investment Trust	(89,192)
(15,909)	Peugeot S.A.	(388,351)
(59,001)	QEP Resources, Inc.*	(459,618)
(4,313)	Renault S.A.	(285,292)
(6,931)	Rent-A-Center, Inc.*	(144,650)
(71,404)	ServiceMaster Global Holdings, Inc.*	(3,334,567)
(24,367)	Superior Industries International, Inc.	(115,987)
(22,000)	Tencent Holdings Ltd.	(1,011,726)
(12,060)	Toyota Motor Corp.	(706,810)
(6,775)	United Rentals, Inc.*	(774,044)

Shares		Value
(1,700)	WW Grainger, Inc.	$(511,581)

TOTAL COMMON STOCKS (Proceeds $124,814,461)		(125,653,098)

EXCHANGE-TRADED FUNDS: (0.8)%
(27,207)	Invesco QQQ Trust Series 1 Series 1	(4,888,010)
(4,951)	iShares Russell 2000 Value ETF	(593,625)
(130,930)	SPDR S&P Regional Banking ETF	(6,721,946)
(18,010)	Technology Select Sector SPDR Fund	(1,332,740)
(25,500)	Utilities Select Sector SPDR Fund	(1,483,335)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $15,573,994)		(15,019,656)

TOTAL SECURITIES SOLD SHORT (Proceeds $140,388,455)		(140,672,754)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS At March 31, 2019 (Unaudited) - At March 31, 2019, the Fund had the following forward foreign currency exchange contracts:

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2019	Fund Delivering	U.S. $ Value at March 31, 2019	Asset Derivatives Unrealized Appreciation	Liability Derivatives Unrealized Depreciation
Bank of America N.A.	4/8/2019	IDR	$370,726	USD	$371,652	$—	$(926)
	4/8/2019	USD	369,443	IDR	370,726	—	(1,283)
	4/9/2019	EUR	1,145,990	USD	1,153,334	—	(7,344)
	4/9/2019	USD	1,148,469	EUR	1,145,990	2,479	—
	4/15/2019	CLP	204,488	USD	208,598	—	(4,110)
	4/15/2019	NOK	856,269	USD	870,911	—	(14,642)
	4/15/2019	NOK	1,717,767	USD	1,741,512	—	(23,745)
	4/15/2019	USD	204,686	CLP	204,488	198	—
	4/22/2019	ARS	187,915	USD	192,617	—	(4,702)
	4/25/2019	TRY	186,661	USD	194,965	—	(8,304)
	4/25/2019	USD	192,855	TRY	186,661	6,194	—
	6/18/2019	USD	492,078	CAD	491,226	852	—
Barclays Bank Plc	4/1/2019	TRY	69,917	USD	72,855	—	(2,938)
	4/1/2019	USD	68,683	TRY	69,916	—	(1,233)
	4/4/2019	SEK	280,895	USD	280,739	156	—
	4/4/2019	USD	172,563	SEK	170,909	1,654	—
	4/4/2019	USD	109,588	SEK	109,986	—	(398)
	4/5/2019	EUR	1,145,600	USD	1,152,957	—	(7,357)
	4/5/2019	USD	1,149,145	EUR	1,145,600	3,545	—
	4/8/2019	CHF	316,479	USD	316,847	—	(368)
	4/8/2019	JPY	458,135	USD	459,603	—	(1,468)
	4/8/2019	USD	69,882	CHF	70,329	—	(447)
	4/8/2019	USD	245,501	CHF	246,151	—	(650)
	4/8/2019	USD	453,890	JPY	458,135	—	(4,245)
	4/23/2019	PLN	1,696,541	USD	1,731,533	—	(34,992)
Citibank N.A.	4/8/2019	EUR	381,964	USD	385,020	—	(3,056)
	4/8/2019	EUR	763,928	USD	768,273	—	(4,345)
	4/8/2019	USD	1,148,815	EUR	1,145,893	2,922	—
Credit Suisse International	4/29/2019	USD	2,099,109	COP	2,059,058	40,051	—
Deutsche Bank AG	4/30/2019	USD	625,255	EUR	623,527	1,728	—
	4/30/2019	USD	1,905,300	GBP	1,876,432	28,868	—
Goldman Sachs & Co.	6/14/2019	GBP	248,478	USD	251,728	—	(3,250)
	6/14/2019	USD	3,715,345	CAD	3,706,922	8,423	—
	6/14/2019	USD	1,136,427	CAD	1,134,056	2,371	—
	6/14/2019	USD	293,068	CAD	292,006	1,062	—
	6/14/2019	USD	1,725,959	CAD	1,726,393	—	(434)
	6/14/2019	USD	22,478,006	EUR	22,310,959	167,047	—
	6/14/2019	USD	5,802,223	GBP	5,713,404	88,819	—
	6/14/2019	USD	253,107	GBP	248,477	4,630	—
	6/14/2019	USD	565,915	SEK	562,701	3,214	—
	6/14/2019	USD	64,415	SEK	63,762	653	—
	6/14/2019	USD	1,527,193	SEK	1,533,706	—	(6,513)
JPMorgan Chase Bank N.A.	4/2/2019	EUR	876,296	USD	878,927	—	(2,631)
	4/2/2019	EUR	281,120	USD	284,719	—	(3,599)
	4/2/2019	EUR	533,221	USD	537,170	—	(3,949)
	4/2/2019	EUR	195,727	USD	201,806	—	(6,079)
	4/2/2019	EUR	759,558	USD	768,738	—	(9,180)
	4/2/2019	EUR	474,418	USD	484,089	—	(9,671)
	4/2/2019	EUR	1,407,429	USD	1,418,534	—	(11,105)
	4/2/2019	EUR	646,233	USD	660,982	—	(14,749)
	4/2/2019	EUR	1,283,362	USD	1,299,001	—	(15,639)
	4/2/2019	EUR	672,372	USD	696,279	—	(23,907)
	4/2/2019	USD	2,257,055	EUR	2,211,515	45,540	—
	4/2/2019	USD	1,214,561	EUR	1,186,283	28,278	—
	4/2/2019	USD	834,450	EUR	818,652	15,798	—
	4/2/2019	USD	670,521	EUR	655,566	14,955	—
	4/2/2019	USD	677,338	EUR	663,432	13,906	—
	4/2/2019	USD	576,304	EUR	562,952	13,352	—
	4/2/2019	USD	1,554,467	EUR	1,542,185	12,282	—
	4/2/2019	USD	399,852	EUR	388,939	10,913	—
	4/2/2019	USD	606,021	EUR	595,984	10,037	—

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2019 (Unaudited)(Continued)

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2019	Fund Delivering	U.S. $ Value at March 31, 2019	Asset Derivatives Unrealized Appreciation	Liability Derivatives Unrealized Depreciation
JPMorgan Chase Bank N.A. (Continued)	4/2/2019	USD	$898,536	EUR	$890,298	$8,238	$—
	4/2/2019	USD	283,360	EUR	277,524	5,836	—
	4/2/2019	USD	148,128	EUR	143,916	4,212	—
	4/2/2019	USD	113,005	EUR	110,749	2,256	—
	4/2/2019	USD	282,467	EUR	280,371	2,096	—
	4/2/2019	USD	179,539	EUR	177,599	1,940	—
	4/2/2019	USD	61,001	EUR	59,892	1,109	—
	4/2/2019	USD	351,265	EUR	350,192	1,073	—
	4/2/2019	USD	39,624	EUR	39,031	593	—
	4/2/2019	USD	33,922	EUR	33,390	532	—
	6/14/2019	USD	603,078	EUR	598,295	4,783	—
	6/14/2019	USD	106,366	EUR	104,312	2,054	—
	6/14/2019	USD	102,524	EUR	101,850	674	—
Morgan Stanley & Co.	4/5/2019	RUB	173,371	USD	172,628	743	—
	4/5/2019	USD	176,804	RUB	173,371	3,433	—
	4/8/2019	ARS	62,566	USD	66,969	—	(4,403)
	4/8/2019	BRL	163,099	USD	169,166	—	(6,067)
	4/8/2019	USD	61,502	ARS	62,566	—	(1,064)
	4/8/2019	USD	163,997	BRL	163,099	898	—
	4/15/2019	MYR	1,737,401	USD	1,723,342	14,059	—
	4/15/2019	MYR	871,762	USD	871,481	281	—
	4/22/2019	USD	201,080	ARS	187,915	13,165	—
	4/25/2019	USD	394,668	GBP	391,369	3,299	—
	4/30/2019	USD	7,747,686	ZAR	7,839,095	—	(91,409)
UBS AG	4/4/2019	THB	185,294	USD	186,191	—	(897)
	4/4/2019	USD	185,876	THB	185,294	582	—
	4/8/2019	EUR	202,216	USD	204,001	—	(1,785)
	4/8/2019	USD	203,922	EUR	202,216	1,706	—
	4/11/2019	SGD	180,909	USD	180,396	513	—
	4/11/2019	USD	181,333	SGD	180,909	424	—
	4/15/2019	HUF	849,313	USD	874,842	—	(25,529)
	4/15/2019	HUF	844,561	USD	871,327	—	(26,766)

			$91,759,153		$91,549,906	$604,426	$(395,179)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at March 31, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
2YR U.S. Treasury Notes	1,248	$249,600,000	$265,941,000	6/28/2019	$834,115

Total Long					$834,115

Futures Contracts - Short
5YR U.S. Treasury Notes	(820)	$(82,000,000)	$(94,979,063)	6/28/2019	$(827,347)
10YR German Euro-Bund	(212)	(21,200,000)	(39,596,268)	6/06/2019	(819,203)
10YR U.S. Treasury Notes	(258)	(25,800,000)	(32,048,437)	6/19/2019	(394,833)
S&P 500 E Mini Index	(109)	(5,450)	(15,466,010)	6/21/2019	(200,385)
Ultra-Long U.S. Treasury Bonds	(28)	(2,800,000)	(4,704,000)	6/19/2019	3,229
Ultra 10YR. U.S. Treasury Notes	(251)	(25,100,000)	(33,328,094)	6/19/2019	(391,500)

Total Short					$(2,630,039)

Total Futures Contracts					$(1,795,924)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2019 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
AK Steel Corp 7.000%, 03/15/2027	6/20/2024	(5.000%)	8.351%		$(9,150,000)	Quarterly	$1,086,875	$1,132,312	$(45,437)
Anadarko Petroleum Corp. 6.950%, 06/15/2019	6/20/2024	(1.000%)	1.143%		(11,150,000)	Quarterly	75,201	215,323	(140,122)
Apache Corp. 3.250%, 04/15/2022	6/20/2024	(1.000%)	1.055%		(11,100,000)	Quarterly	28,682	128,839	(100,157)
ArcelorMittal 2.875%, 07/06/2020	6/20/2024	(5.000%)	1.748%	EUR	(8,450,000)	Quarterly	(1,520,325)	(1,407,403)	(112,922)
BAT International Finance Plc 2.375%, 01/19/2023	6/20/2024	(1.000%)	0.916%		(9,650,000)	Quarterly	(46,667)	24,945	(71,612)
Bayer AG 1.875%, 01/25/2021	6/20/2024	(1.000%)	1.099%		(9,650,000)	Quarterly	54,056	(100,771)	154,827
Best Buy Co., Inc. 5.500%, 03/15/2021	6/20/2024	(5.000%)	0.789%		$(9,200,000)	Quarterly	(1,865,474)	(1,793,773)	(71,701)
Block Financial LLC 5.500%, 11/01/2022	6/20/2024	(5.000%)	1.059%		(2,450,000)	Quarterly	(459,673)	(458,918)	(755)
BNP Paribas S.A. 2.875%, 09/26/2023	6/20/2024	(1.000%)	0.434%	EUR	(4,300,000)	Quarterly	(142,679)	(128,306)	(14,373)
Bombardier, Inc. 7.450%, 05/01/2034	6/20/2024	(5.000%)	3.894%		$(9,400,000)	Quarterly	(448,701)	(563,150)	114,449
Bouygues S.A. 4.250%, 07/22/2020	6/20/2024	(1.000%)	0.495%	EUR	(2,000,000)	Quarterly	(58,995)	(55,236)	(3,759)
Cardinal Health, Inc. 4.625%, 12/15/2020	6/20/2024	(1.000%)	1.089%		$(11,250,000)	Quarterly	47,416	49,752	(2,336)
Carrefour S.A. 1.250%, 06/03/2025	6/20/2024	(1.000%)	0.763%	EUR	(4,950,000)	Quarterly	(67,740)	(71,498)	3,758
CDX North America High Yield Index Series 31 5.000%, 12/20/2023	12/20/2023	(5.000%)	3.358%		$(196,000,000)	Quarterly	(13,051,417)	(12,828,200)	(223,217)
CDX North America High Yield Index Series 32 5.000%, 06/20/2024	6/20/2024	(5.000%)	3.493%		(80,000,000)	Quarterly	(5,317,559)	(4,632,000)	(685,559)
CDX North America Investment Grade Index Series 31 1.000%, 06/20/2024	6/20/2024	(1.000%)	0.632%		(80,000,000)	Quarterly	(1,431,909)	(1,194,527)	(237,382)
Centrica Plc 6.375%, 03/10/2022	6/20/2024	(1.000%)	1.028%	EUR	(9,700,000)	Quarterly	15,588	30,755	(15,167)
CenturyLink, Inc. 6.150%, 09/15/2019	6/20/2024	(1.000%)	4.082%		$(9,850,000)	Quarterly	1,271,897	1,330,812	(58,915)
CenturyLink, Inc. 7.500%, 04/01/2024	6/20/2024	(1.000%)	4.082%		(1,550,000)	Quarterly	200,146	204,973	(4,827)
Cie de Saint-Gobain 0.000%, 03/27/2020	6/20/2024	(1.000%)	0.658%	EUR	(4,900,000)	Quarterly	(97,131)	(85,733)	(11,398)
Citigroup, Inc. 2.876%, 07/24/2023	6/20/2024	(1.000%)	0.627%		$(4,950,000)	Quarterly	(89,639)	(70,854)	(18,785)
Commerzbank AG 4.000%, 09/16/2020	6/20/2024	(1.000%)	1.017%	EUR	(9,750,000)	Quarterly	9,422	79,788	(70,366)
Conagra Brands, Inc. 7.000%, 10/01/2028	6/20/2024	(1.000%)	1.010%		$(11,100,000)	Quarterly	4,958	240,779	(235,821)
Continental AG 3.125%, 09/09/2020	6/20/2024	(1.000%)	0.818%	EUR	(9,550,000)	Quarterly	(100,077)	(149,779)	49,702
Credit Agricole S.A. 5.065%, 08/10/2022	6/20/2024	(1.000%)	0.374%		(4,100,000)	Quarterly	(150,821)	(148,823)	(1,998)
Daimler AG 0.625%, 03/05/2020	6/20/2024	(1.000%)	0.800%		(4,250,000)	Quarterly	(49,034)	(34,450)	(14,584)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2019 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Danske Bank A/S 0.250%, 11/28/2022	6/20/2024	(1.000%)	0.582%	EUR	(9,550,000)	Quarterly	$(232,448)	$(193,061)	$(39,387)
Dean Foods Co. 6.500%, 03/15/2023	6/20/2024	(5.000%)	18.661%		$(2,050,000)	Quarterly	694,687	656,000	38,687
Deutsche Bank AG 1.125%, 08/30/2023	6/20/2024	(1.000%)	1.612%	EUR	(10,050,000)	Quarterly	342,274	318,746	23,528
Deutsche Lufthansa AG 1.125%, 09/12/2019	6/20/2024	(1.000%)	0.555%		(9,500,000)	Quarterly	(246,434)	(217,806)	(28,628)
Devon Energy Corp. 7.950%, 04/15/2032	6/20/2024	(1.000%)	1.008%		$(11,000,000)	Quarterly	3,828	143,129	(139,301)
Diamond Offshore Drilling, Inc. 3.450%, 11/01/2023	6/20/2024	(1.000%)	3.973%		(6,200,000)	Quarterly	776,479	744,000	32,479
DXC Technology Co. 4.450%, 09/18/2022	6/20/2024	(5.000%)	1.113%		(2,000,000)	Quarterly	(369,208)	(368,198)	(1,010)
Eastman Chemical Co. 7.600%, 02/01/2027	6/20/2024	(1.000%)	0.745%		(4,800,000)	Quarterly	(59,146)	(52,207)	(6,939)
Electrolux AB 1.000%, 12/05/2019	6/20/2024	(1.000%)	0.351%	EUR	(9,350,000)	Quarterly	(356,679)	(336,251)	(20,428)
Encana Corp. 6.500%, 05/15/2019	6/20/2024	(1.000%)	1.050%		$(11,150,000)	Quarterly	26,205	90,194	(63,989)
Freeport-McMoRan, Inc. 3.550%, 03/01/2022	6/20/2024	(1.000%)	1.948%		(9,100,000)	Quarterly	401,337	471,795	(70,458)
General Electric Co. 2.700%, 10/09/2022	6/20/2024	(1.000%)	1.056%		(11,000,000)	Quarterly	29,101	140,535	(111,434)
Goldman Sachs Group, Inc. (The) 2.908%, 06/05/2023	6/20/2024	(1.000%)	0.842%		(5,050,000)	Quarterly	(38,521)	(2,278)	(36,243)
Goodyear Tire & Rubber Co. 7.000%, 03/15/2028	6/20/2024	(5.000%)	2.836%		(1,000,000)	Quarterly	(94,485)	(87,971)	(6,514)
Halliburton Co. 8.750%, 02/15/2021	6/20/2024	(1.000%)	0.649%		(7,200,000)	Quarterly	(122,593)	(90,742)	(31,851)
HP, Inc. 4.650%, 12/09/2021	6/20/2024	(1.000%)	0.712%		(9,050,000)	Quarterly	(126,244)	(114,475)	(11,769)
International Paper Co. 7.500%, 08/15/2021	6/20/2024	(1.000%)	0.653%		(10,850,000)	Quarterly	(182,430)	(168,523)	(13,907)
Kraft Heinz Foods Co. 6.375%, 07/15/2028	6/20/2024	(1.000%)	1.093%		(11,150,000)	Quarterly	48,823	155,475	(106,652)
Kroger Co. (The) 6.150%, 01/15/2020	6/20/2024	(1.000%)	0.998%		(2,450,000)	Quarterly	(270)	—	(270)
LANXESS AG 0.250%, 10/07/2021	6/20/2024	(1.000%)	0.913%	EUR	(7,450,000)	Quarterly	(37,327)	(15,028)	(22,299)
Macy’s Retail Holdings, Inc. 3.450%, 01/15/2021	6/20/2024	(1.000%)	2.279%		$(8,050,000)	Quarterly	464,869	477,512	(12,643)
McKesson Corp. 7.650%, 03/01/2027	6/20/2024	(1.000%)	0.976%		(11,000,000)	Quarterly	(12,762)	(11,851)	(911)
METRO AG 1.375%, 10/28/2021	6/20/2024	(1.000%)	1.902%	EUR	(10,200,000)	Quarterly	505,521	590,872	(85,351)
Metsa Board OYJ 2.750%, 09/29/2027	6/20/2024	(5.000%)	0.698%		(2,150,000)	Quarterly	(535,523)	(544,095)	8,572
MGM Resorts International 6.750%, 10/01/2020	6/20/2024	(5.000%)	1.950%		$(1,550,000)	Quarterly	(214,946)	(213,337)	(1,609)
Morgan Stanley 3.750%, 02/25/2023	6/20/2024	(1.000%)	0.683%		(8,650,000)	Quarterly	(132,960)	(94,081)	(38,879)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2019 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Nabors Industries, Inc. 5.500%, 01/15/2023	6/20/2024	(1.000%)	4.949%		$(11,850,000)	Quarterly	$1,895,519	$1,984,875	$(89,356)
Nordstrom, Inc. 6.950%, 03/15/2028	6/20/2024	(1.000%)	1.661%		(6,300,000)	Quarterly	192,831	213,266	(20,435)
Olin Corp. 5.500%, 08/15/2022	6/20/2024	(1.000%)	1.631%		(5,350,000)	Quarterly	155,953	154,193	1,760
Packaging Corp. of America 3.900%, 06/15/2022	6/20/2024	(1.000%)	0.598%		(2,200,000)	Quarterly	(42,970)	(44,356)	1,386
Pitney Bowes, Inc. 4.700%, 04/01/2023	6/20/2024	(1.000%)	4.619%		(5,100,000)	Quarterly	757,433	736,378	21,055
Publicis Groupe S.A. 1.125%, 12/16/2021	6/20/2024	(1.000%)	0.646%	EUR	(9,500,000)	Quarterly	(194,963)	(170,534)	(24,429)
Renault S.A. 3.125%, 03/05/2021	6/20/2024	(1.000%)	1.103%		(9,800,000)	Quarterly	57,284	137,596	(80,312)
Schaeffler Finance B.V. 2.500%, 05/15/2020	6/20/2024	(5.000%)	1.222%		(7,450,000)	Quarterly	(1,593,005)	(1,625,848)	32,843
Societe Generale S.A. 4.000%, 06/07/2023	6/20/2024	(1.000%)	0.466%		(9,550,000)	Quarterly	(298,083)	(271,993)	(26,090)
Standard Chartered Plc 2.250%, 04/17/2020	6/20/2024	(1.000%)	0.790%		(8,700,000)	Quarterly	(105,582)	(117,090)	11,508
Stora Enso OYJ 2.125%, 06/16/2023	6/20/2024	(5.000%)	0.853%		(8,050,000)	Quarterly	(1,919,932)	(1,922,026)	2,094
Target Corp. 3.875%, 07/15/2020	6/20/2024	(1.000%)	0.395%		$(10,800,000)	Quarterly	(320,088)	(303,771)	(16,317)
thyssenkrupp AG 3.125%, 10/25/2019	6/20/2024	(1.000%)	2.888%	EUR	(10,450,000)	Quarterly	1,039,767	1,083,070	(43,303)
UniCredit SpA 2.125%, 10/24/2026	6/20/2024	(1.000%)	1.486%		(9,900,000)	Quarterly	269,036	223,486	45,550
United Rentals North America, Inc. 5.750%, 11/15/2024	6/20/2024	(5.000%)	2.107%		$(8,350,000)	Quarterly	(1,101,674)	(1,133,068)	31,394
United States Steel Corp. 6.650%, 06/01/2037	6/20/2024	(5.000%)	3.431%		(10,050,000)	Quarterly	(676,186)	(672,832)	(3,354)
Valeo S.A. 3.250%. 01/22/2024	6/20/2024	(1.000%)	1.522%	EUR	(9,900,000)	Quarterly	288,685	286,031	2,654
Valero Energy Corp. 8.750%, 06/15/2030	6/20/2024	(1.000%)	0.621%		$(10,850,000)	Quarterly	(199,510)	(147,313)	(52,197)
Vodafone Group Plc 1.000%, 09/11/2020	6/20/2024	(1.000%)	0.899%	EUR	(8,050,000)	Quarterly	(46,591)	(14,008)	(32,583)
Wells Fargo & Co. 3.069%, 01/24/2023	6/20/2024	(1.000%)	0.528%		$(10,800,000)	Quarterly	(248,528)	(197,294)	(51,234)
Weyerhaeuser Co. 7.125%, 07/15/2023	6/20/2024	(1.000%)	0.597%		(5,050,000)	Quarterly	(98,967)	(94,009)	(4,958)
Whirlpool Corp. 4.850%, 06/15/2021	12/20/2023	(1.000%)	1.063%		(2,600,000)	Quarterly	7,016	3,398	3,618
WPP Finance S.A. 6.375%, 11/06/2020	6/20/2024	(1.000%)	0.932%	EUR	(9,650,000)	Quarterly	(37,670)	16,748	(54,418)

Total Buy Protection							$(23,792,677)	$(20,881,890)	$(2,910,787)

Sell Protection
AES Corp. 4.875%, 05/15/2023	6/20/2024	5.000%	0.883%		$9,350,000	Quarterly	$1,846,403	$1,896,236	$(49,833)
Ahold Finance LLC 6.875%, 05/01/2029	6/20/2024	1.000%	0.455%	EUR	9,400,000	Quarterly	299,815	309,644	(9,829)
Akzo Nobel N.V. 1.750%, 11/07/2024	6/20/2024	1.000%	0.487%		9,500,000	Quarterly	284,770	275,203	9,567

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2019 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022	6/20/2024	5.000%	3.375%		$5,600,000	Quarterly	$392,807	$370,141	$22,666
Amkor Technology, Inc. 6.375%, 10/01/2022	6/20/2024	5.000%	1.561%		5,200,000	Quarterly	833,592	794,715	38,877
Anglo American Capital Plc 4.125%, 04/15/2021	6/20/2024	5.000%	1.174%	EUR	8,100,000	Quarterly	1,757,700	1,742,258	15,442
AT&T, Inc. 2.450%, 06/30/2020	6/20/2024	1.000%	1.189%		$11,100,000	Quarterly	(98,776)	(52,914)	(45,862)
AutoZone, Inc. 2.500%, 04/15/2021	6/20/2024	1.000%	0.478%		10,850,000	Quarterly	276,590	253,333	23,257
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.250%, 03/15/2025	6/20/2024	5.000%	2.933%		7,800,000	Quarterly	710,168	777,815	(67,647)
Avnet, Inc. 4.875%, 12/01/2022	6/20/2024	1.000%	0.936%		6,100,000	Quarterly	18,774	24,943	(6,169)
Avon Products, Inc. 7.000%, 03/15/2023	6/20/2024	5.000%	3.793%		7,100,000	Quarterly	364,592	(319,500)	684,092
Barrick Gold Corp. 5.800%, 11/15/2034	6/20/2024	1.000%	0.626%		7,350,000	Quarterly	133,432	88,847	44,585
Baxter International, Inc. 1.700%, 08/15/2021	6/20/2024	1.000%	0.403%		4,950,000	Quarterly	144,766	149,627	(4,861)
Berkshire Hathaway, Inc. 2.750%, 03/15/2023	6/20/2024	1.000%	0.575%		10,750,000	Quarterly	222,171	201,600	20,571
Campbell Soup Co. 4.250%, 04/15/2021	6/20/2024	1.000%	0.985%		4,900,000	Quarterly	3,644	(7,029)	10,673
Carlsberg Breweries A/S 2.625%, 11/15/2022	6/20/2024	1.000%	0.353%	EUR	7,700,000	Quarterly	292,820	309,911	(17,091)
Carrefour S.A. 1.750%, 05/22/2019	6/20/2024	1.000%	0.763%		9,700,000	Quarterly	132,744	104,490	28,254
CDX North America High Yield Index Series 31 5.000%, 12/20/2023	12/20/2023	5.000%	3.358%		$200,000,000	Quarterly	13,317,772	12,185,273	1,132,499
Chesapeake Energy Corp. 6.625%, 08/15/2020	6/20/2024	5.000%	5.854%		6,200,000	Quarterly	(206,181)	(203,875)	(2,306)
CNH Industrial Finance Europe S.A. 2.875%, 05/17/2023	6/20/2024	5.000%	0.910%	EUR	4,800,000	Quarterly	1,126,192	1,125,027	1,165
Dean Foods Co. 6.500%, 03/15/2023	6/20/2024	5.000%	18.661%		$1,000,000	Quarterly	(338,872)	(322,500)	(16,372)
DISH DBS Corp. 6.750%, 06/01/2021	6/20/2024	5.000%	6.315%		5,200,000	Quarterly	(261,639)	(207,750)	(53,889)
Domtar Corp. 4.400%, 04/01/2022	6/20/2024	1.000%	0.910%		10,950,000	Quarterly	45,770	76,579	(30,809)
Enbridge, Inc. 3.500%, 06/10/2024	6/20/2024	1.000%	0.690%		10,750,000	Quarterly	161,356	141,871	19,485
Enel SpA 5.250%, 05/20/2024	6/20/2024	1.000%	0.876%	EUR	9,700,000	Quarterly	69,104	33,898	35,206
Eni SpA 4.250%, 02/03/2020	6/20/2024	1.000%	0.610%		6,200,000	Quarterly	140,666	144,335	(3,669)
Experian Finance Plc 3.500%, 10/15/2021	6/20/2024	1.000%	0.404%		4,250,000	Quarterly	148,592	155,545	(6,953)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2019 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
FirstEnergy Corp. 7.375%, 11/15/2031	6/20/2024	1.000%	0.487%		$10,800,000	Quarterly	$270,587	$264,471	$6,116
Freeport-McMoRan, Inc. 3.550%, 03/01/2022	6/20/2024	1.000%	1.948%		1,100,000	Quarterly	(48,514)	(55,224)	6,710
General Mills, Inc. 3.150%, 12/15/2021	6/20/2024	1.000%	0.606%		11,050,000	Quarterly	211,627	164,837	46,790
General Motors Co. 4.875%, 10/02/2023	6/20/2024	5.000%	1.461%		9,450,000	Quarterly	1,565,485	1,601,981	(36,496)
Glencore Finance Europe Ltd. 3.375%, 09/30/2020	6/20/2024	5.000%	1.477%	EUR	2,450,000	Quarterly	483,158	489,034	(5,876)
HCA, Inc. 7.500%, 02/15/2022	6/20/2024	5.000%	1.315%		$9,450,000	Quarterly	1,640,289	1,750,819	(110,530)
HeidelbergCement Finance Luxembourg S.A. 8.500%, 10/31/2019	6/20/2024	5.000%	0.946%	EUR	5,750,000	Quarterly	1,335,269	1,359,823	(24,554)
Hess Corp. 3.500%, 07/15/2024	6/20/2024	1.000%	1.197%		$11,200,000	Quarterly	(103,996)	(140,655)	36,659
Iberdrola International B.V. 2.875%, 11/11/2020	6/20/2024	1.000%	0.464%	EUR	9,450,000	Quarterly	296,266	307,845	(11,579)
Imperial Brands Finance Plc 1.375%, 01/27/2025	6/20/2024	1.000%	0.891%		2,550,000	Quarterly	15,953	17,580	(1,627)
KB Home 7.000%, 12/15/2021	6/20/2024	5.000%	2.460%		$9,350,000	Quarterly	1,065,506	973,943	91,563
Kinder Morgan, Inc. 3.050%, 12/01/2019	6/20/2024	1.000%	0.675%		7,350,000	Quarterly	115,293	114,328	965
LafargeHolcim Ltd. 3.000%, 11/22/2022	6/20/2024	1.000%	0.911%	EUR	9,650,000	Quarterly	49,418	78,768	(29,350)
Lennar Corp. 4.750%, 04/01/2021	6/20/2024	5.000%	1.288%		$2,600,000	Quarterly	455,001	451,540	3,461
Leonardo SpA 1.500%, 06/07/2024	6/20/2024	5.000%	1.267%	EUR	3,200,000	Quarterly	674,684	608,988	65,696
Lincoln National Corp. 6.250%, 02/15/2020	6/20/2024	1.000%	0.999%		$7,750,000	Quarterly	601	(2,783)	3,384
Marks & Spencer Plc 6.125%, 12/02/2019	6/20/2024	1.000%	2.022%	EUR	10,550,000	Quarterly	(589,307)	(439,554)	(149,753)
Marsh & McLennan Cos, Inc. 5.875%, 08/01/2033	6/20/2024	1.000%	0.374%		$10,700,000	Quarterly	328,322	318,291	10,031
MBIA, Inc. 6.625%, 10/01/2028	6/20/2024	5.000%	2.881%		5,000,000	Quarterly	467,635	404,172	63,463
MDC Holdings, Inc. 5.625%, 02/01/2020	6/20/2024	1.000%	1.547%		11,250,000	Quarterly	(286,184)	(280,996)	(5,188)
MetLife, Inc. 4.750%, 02/08/2021	6/20/2024	1.000%	0.727%		7,600,000	Quarterly	100,530	106,968	(6,438)
MGIC Investment Corp. 5.750%, 08/15/2023	6/20/2024	5.000%	1.295%		9,400,000	Quarterly	1,644,585	1,700,667	(56,082)
Mondelez International, Inc. 4.000%, 02/01/2024	6/20/2024	1.000%	0.523%		10,900,000	Quarterly	253,224	228,389	24,835
Motorola Solutions, Inc. 7.500%, 05/15/2025	6/20/2024	1.000%	0.726%		10,950,000	Quarterly	145,240	119,240	26,000
Naturgy Capital Markets S.A. 4.500%, 01/27/2020	6/20/2024	1.000%	0.623%	EUR	9,450,000	Quarterly	207,068	214,354	(7,286)
Next Group Plc 5.375%, 10/26/2021	6/20/2024	1.000%	1.301%		9,800,000	Quarterly	(166,449)	(124,040)	(42,409)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2019 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Nokia OYJ 1.000%, 03/15/2021	6/20/2024	5.000%	0.790%	EUR	2,600,000	Quarterly	$631,266	$634,029	$(2,763)
NRG Energy, Inc. 6.250%, 05/01/2024	6/20/2024	5.000%	1.302%		$9,450,000	Quarterly	1,646,729	1,699,314	(52,585)
Pernod Ricard S.A. 4.250%, 07/15/2022	6/20/2024	1.000%	0.435%	EUR	9,400,000	Quarterly	311,038	326,201	(15,163)
Peugeot S.A. 2.375%, 04/14/2023	6/20/2024	5.000%	1.265%		8,250,000	Quarterly	1,740,563	1,762,947	(22,384)
PulteGroup, Inc. 7.875%, 06/15/2032	6/20/2024	5.000%	1.390%		$3,650,000	Quarterly	617,301	607,129	10,172
Radian Group, Inc. 5.250%, 06/15/2020	6/20/2024	5.000%	1.423%		5,200,000	Quarterly	869,750	907,260	(37,510)
Repsol International Finance B.V. 2.250%, 12/10/2026	6/20/2024	1.000%	0.622%	EUR	9,500,000	Quarterly	208,614	232,394	(23,780)
Rolls-Royce Plc 6.750%, 04/30/2019	6/20/2024	1.000%	0.953%		9,650,000	Quarterly	25,805	87,484	(61,679)
Royal Caribbean Cruises Ltd. 5.250%, 11/15/2022	6/20/2024	5.000%	1.044%		$9,400,000	Quarterly	1,787,296	1,799,810	(12,514)
Sempra Energy 4.050%, 12/01/2023	6/20/2024	1.000%	0.707%		11,050,000	Quarterly	156,468	151,715	4,753
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	6/20/2024	1.000%	0.971%		10,950,000	Quarterly	15,645	23,649	(8,004)
Simon Property Group L.P. 4.375%, 03/01/2021	6/20/2024	1.000%	0.675%		10,850,000	Quarterly	170,943	164,385	6,558
Springleaf Finance Corp. 7.750%, 10/01/2021	6/20/2024	5.000%	2.608%		3,100,000	Quarterly	330,944	355,121	(24,177)
Sudzucker International Finance B.V. 1.250%, 11/29/2023	6/20/2024	1.000%	1.769%	EUR	4,750,000	Quarterly	(201,826)	(155,005)	(46,821)
Tate & Lyle International Finance Plc 6.750%, 11/25/2019	6/20/2024	1.000%	0.437%		9,300,000	Quarterly	306,942	326,303	(19,361)
TEGNA, Inc. 4.875%, 09/15/2021	6/20/2024	5.000%	1.637%		$5,750,000	Quarterly	898,586	873,648	24,938
Telecom Italia SpA 3.625%, 01/19/2024	6/20/2024	1.000%	2.598%	EUR	10,700,000	Quarterly	(912,044)	(1,084,143)	172,099
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	6/20/2024	1.000%	0.911%		9,750,000	Quarterly	49,616	24,899	24,717
Telefonica Emisiones S.A. 2.736%, 05/29/2019	6/20/2024	1.000%	0.763%		9,700,000	Quarterly	132,801	101,088	31,713
Tenet Healthcare Corp. 6.875%, 11/15/2031	6/20/2024	5.000%	3.646%		$10,350,000	Quarterly	596,850	669,339	(72,489)
Tesco Plc 6.125%, 02/24/2022	6/20/2024	1.000%	1.363%	EUR	8,500,000	Quarterly	(173,267)	(182,872)	9,605
Toll Brothers Finance Corp. 4.375%, 04/15/2023	6/20/2024	1.000%	1.525%		$11,150,000	Quarterly	(274,695)	(327,778)	53,083
Transocean, Inc. 5.800%, 10/15/2022	6/20/2024	1.000%	4.614%		9,850,000	Quarterly	(1,461,629)	(1,390,250)	(71,379)
Tyson Foods, Inc. 4.500%, 06/15/2022	6/20/2024	1.000%	0.653%		10,600,000	Quarterly	178,416	170,735	7,681

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2019 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
United Utilities Plc 6.875%, 08/15/2028	6/20/2024	1.000%	0.691%	EUR	4,850,000	Quarterly	$86,829	$101,306	$(14,477)
Verizon Communications, Inc. 4.125%, 03/16/2027	6/20/2024	1.000%	0.633%		$10,900,000	Quarterly	194,337	201,809	(7,472)
Volkswagen International Finance N.V. 0.500%, 03/30/2021	6/20/2024	1.000%	1.164%	EUR	9,800,000	Quarterly	(91,182)	(29,663)	(61,519)
Wendel S.A. 3.750%, 01/21/2021	6/20/2024	5.000%	0.914%		3,050,000	Quarterly	714,926	721,297	(6,371)
Whirlpool Corp. 4.850%, 06/15/2021	12/20/2023	1.000%	1.063%		$10,400,000	Quarterly	(28,061)	(83,615)	55,554
Xerox Corp. 2.750%, 09/01/2020	6/20/2024	1.000%	2.476%		11,500,000	Quarterly	(760,172)	(599,096)	(161,076)
Yum! Brands, Inc. 3.875%, 11/01/2020	6/20/2024	1.000%	0.990%		11,000,000	Quarterly	2,612	(35,439)	38,051

Total Sell Protection							$39,721,464	$38,334,510	$1,386,954

Total							$15,928,787	$17,452,620	$(1,523,833)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 31 and CDX North America High Yield Index Series 32 and CDX North America Investment Grade Index Series 31.

(4)	Notional amounts are denominated in foreign currency where indicated.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2019	Notional Amount(1)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
CDX Emerging Markets Index Series 31 1.000%, 06/20/2024	6/20/2024	Bank of America N.A.	(1.000%)	1.804%		$(3,490,000)	Quarterly	$131,433	$142,033	$(10,600)
Enel SpA 5.250%, 05/20/2024	6/20/2023	Bank of America N.A.	(1.000%)	0.676%	EUR	(2,000,000)	Quarterly	(30,780)	(1,095)	(29,685)
Elis S.A. 3.000%. 04/30/2022	6/20/2024	JPMorgan Chase Bank N.A.	(5.000%)	1.214%		(7,800,000)	Quarterly	(1,671,934)	(1,689,894)	17,960
Realogy Group LLC/Realogy Co-Issuer Corp. 4.875%, 06/01/2023	6/20/2024	JPMorgan Chase Bank N.A.	(5.000%)	5.197%		$(2,600,000)	Quarterly	14,350	20,926	(6,576)
Rexel S.A. 2.125%, 06/15/2025	6/20/2024	JPMorgan Chase Bank N.A.	(5.000%)	1.200%	EUR	(8,000,000)	Quarterly	(1,722,102)	(1,788,553)	66,451
Thomas Cook Group Plc 6.250%, 06/15/2022	6/20/2024	JPMorgan Chase Bank N.A.	(5.000%)	12.468%		(2,000,000)	Quarterly	540,393	558,372	(17,979)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2019 (Unaudited)(Continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (Continued)

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2019	Notional Amount(1)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Enel SpA 5.250%, 05/20/2024	12/20/2023	Morgan Stanley & Co.	(1.000%)	0.788%	EUR	(1,660,000)	Quarterly	$(18,629)	$11,425	$(30,054)
iTraxx Asia ex-Japan IInvestment Grade Series 31 1.000%, 06/20/2024	6/20/2024	Morgan Stanley & Co.	(1.000%)	0.711%		$(1,740,000)	Quarterly	(24,291)	(23,997)	(294)

Total Buy Protection								$(2,781,560)	$(2,770,783)	$(10,777)

Sell Protection
ADLER Real Estate AG 1.500%, 12/06/2021	6/20/2024	JPMorgan Chase Bank N.A.	5.000%	1.445%	EUR	3,850,000	Quarterly	$767,193	$789,272	$(22,079)
Cellnex Telecom S.A. 3.125%, 07/27/2022	6/20/2024	JPMorgan Chase Bank N.A.	5.000%	2.097%		4,000,000	Quarterly	632,815	722,764	(89,949)
Hapag-Lloyd AG 6.750%, 02/01/2022	6/20/2024	JPMorgan Chase Bank N.A.	5.000%	4.009%		4,600,000	Quarterly	229,240	222,295	6,945
Intrum AB 3.125%, 07/15/2024	6/20/2024	JPMorgan Chase Bank N.A.	5.000%	3.674%		4,500,000	Quarterly	304,317	383,743	(79,426)
United Continental Holdings, Inc. 5.000%, 02/01/2024	12/20/2023	JPMorgan Chase Bank N.A.	5.000%	1.730%		$3,650,000	Quarterly	507,928	499,121	8,807

Total Sell Protection								$2,441,493	$2,617,195	$(175,702)

Total								$(340,067)	$(153,588)	$(186,479)

(1)	Notional amounts are denominated in foreign currency where indicated.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/Receives Floating Rate	Floating Rate Index and Spread	Notional Amount(1)	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
iBoxx USD Liquid High Yield Index USD	6/20/2019	JPMorgan Chase Bank N.A.	Receives	3 Month USD LIBOR + 2.633%	$80,000,000	Quarterly	$(416,918)	$—	$(416,918)
Air Liquide S.A. EUR	10/14/2019	Morgan Stanley & Co.	Pays	1 Month EUR LIBOR + 0.500%	EUR(1,507,782)	Monthly	—	—	—

Total							$(416,918)	$—	$(416,918)

(1)	Notional amounts are denominated in foreign currency where indicated.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTIONS at March 31, 2019 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Abbvie, Inc.	Morgan Stanley & Co.	$82.50	4/18/2019	(11)	$(88,649)	$(660)	$(1,075)	$415
Abbvie, Inc.	Morgan Stanley & Co.	95.00	5/17/2019	(10)	(80,590)	(180)	(2,797)	2,617
Abbvie, Inc.	Morgan Stanley & Co.	87.50	6/21/2019	(11)	(88,649)	(1,144)	(1,317)	173
Accenture Plc	Morgan Stanley & Co.	165.00	5/17/2019	(5)	(38,010)	(5,610)	(839)	(4,771)
Accenture Plc	Morgan Stanley & Co.	175.00	5/17/2019	(5)	(38,010)	(1,955)	(704)	(1,251)
Accenture Plc	Morgan Stanley & Co.	175.00	6/21/2019	(5)	(38,010)	(2,745)	(1,119)	(1,626)
Aflac, Inc.	Morgan Stanley & Co.	50.00	5/17/2019	(18)	(90,000)	(2,196)	(1,669)	(527)
Allergan Plc	Morgan Stanley & Co.	160.00	4/18/2019	(5)	(23,205)	(85)	(664)	579
Allergan Plc	Morgan Stanley & Co.	160.00	5/17/2019	(5)	(23,205)	(785)	(1,783)	998
Allergan Plc	Morgan Stanley & Co.	165.00	5/17/2019	(5)	(23,205)	(465)	(1,108)	643
Altria Group, Inc.	Morgan Stanley & Co.	60.00	5/17/2019	(37)	(212,491)	(2,960)	(2,357)	(603)
Amerisourcebergen Corp.	Morgan Stanley & Co.	85.00	4/18/2019	(11)	(87,472)	(330)	(1,086)	756
Amerisourcebergen Corp.	Morgan Stanley & Co.	87.50	5/17/2019	(11)	(87,472)	(935)	(1,577)	642
Amerisourcebergen Corp.	Morgan Stanley & Co.	92.50	5/17/2019	(10)	(79,520)	(300)	(2,107)	1,807
Amgen, Inc.	Morgan Stanley & Co.	200.00	4/18/2019	(4)	(35,992)	(328)	(715)	387
Amgen, Inc.	Morgan Stanley & Co.	200.00	5/17/2019	(4)	(35,992)	(1,100)	(1,527)	427
Amgen, Inc.	Morgan Stanley & Co.	210.00	6/21/2019	(4)	(35,992)	(592)	(761)	169
Apple, Inc.	Morgan Stanley & Co.	185.00	4/18/2019	(4)	(35,980)	(2,760)	(499)	(2,261)
Apple, Inc.	Morgan Stanley & Co.	195.00	5/17/2019	(4)	(35,980)	(1,944)	(1,661)	(283)
Apple, Inc.	Morgan Stanley & Co.	200.00	6/21/2019	(4)	(35,980)	(1,800)	(1,539)	(261)
Automatic Data Processing, Inc.	Morgan Stanley & Co.	160.00	5/17/2019	(12)	(71,688)	(5,700)	(2,534)	(3,166)
Best Buy Co., Inc.	Morgan Stanley & Co.	72.50	4/18/2019	(13)	(92,378)	(1,547)	(984)	(563)
Best Buy Co., Inc.	Morgan Stanley & Co.	75.00	5/17/2019	(13)	(92,378)	(1,547)	(971)	(576)
Best Buy Co., Inc.	Morgan Stanley & Co.	75.00	6/21/2019	(13)	(92,378)	(3,660)	(2,986)	(674)
Boeing Co. (The)	Morgan Stanley & Co.	405.00	4/18/2019	(2)	(16,284)	(330)	(379)	49
Bristol-Myers Squibb Co.	Morgan Stanley & Co.	55.00	4/18/2019	(36)	(171,756)	(252)	(4,341)	4,089
Bristol-Myers Squibb Co.	Morgan Stanley & Co.	55.00	5/17/2019	(17)	(81,107)	(357)	(3,718)	3,361
Broadcom, Inc.	Morgan Stanley & Co.	310.00	4/18/2019	(3)	(213)	(825)	(896)	71
Broadridge Financial Solutions, Inc.	Morgan Stanley & Co.	105.00	6/21/2019	(8)	(2,952)	(2,960)	(2,550)	(410)
Broadridge Financial Solutions, Inc.	Morgan Stanley & Co.	110.00	6/21/2019	(8)	(2,952)	(1,660)	(1,901)	241

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTIONS at March 31, 2019 (Unaudited)(Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Broadridge Financial Solutions, Inc.	Morgan Stanley & Co.	$115.00	6/21/2019	(8)	$(2,952)	$(740)	$(990)	$250
Capital One Financial Corp.	Morgan Stanley & Co.	87.50	4/18/2019	(8)	(65,352)	(104)	(734)	630
Capital One Financial Corp.	Morgan Stanley & Co.	90.00	6/21/2019	(8)	(65,352)	(752)	(1,302)	550
Carnival Corp.	Morgan Stanley & Co.	60.00	4/18/2019	(47)	(238,384)	(47)	(4,454)	4,407
CDW Corp.	Morgan Stanley & Co.	100.00	6/21/2019	(14)	(134,918)	(4,095)	(3,874)	(221)
CDW Corp.	Morgan Stanley & Co.	105.00	6/21/2019	(14)	(134,918)	(1,890)	(2,516)	626
Cigna Corp.	Morgan Stanley & Co.	180.00	4/18/2019	(6)	(36,492)	(78)	(472)	394
Cigna Corp.	Morgan Stanley & Co.	185.00	7/19/2019	(4)	(24,328)	(960)	(1,571)	611
Cisco Systems, Inc.	Morgan Stanley & Co.	55.00	4/18/2019	(19)	(102,581)	(570)	(792)	222
Citigroup, Inc.	Morgan Stanley & Co.	67.50	4/18/2019	(14)	(87,108)	(154)	(1,690)	1,536
Citigroup, Inc.	Morgan Stanley & Co.	67.50	5/17/2019	(14)	(87,108)	(490)	(2,110)	1,620
Citigroup, Inc.	Morgan Stanley & Co.	70.00	6/21/2019	(14)	(87,108)	(518)	(1,662)	1,144
Comcast Corp.	Morgan Stanley & Co.	42.50	5/17/2019	(11)	(43,978)	(374)	(382)	8
Cummins, Inc.	Morgan Stanley & Co.	165.00	4/18/2019	(5)	(28,935)	(205)	(484)	279
Cummins, Inc.	Morgan Stanley & Co.	170.00	6/21/2019	(5)	(28,935)	(925)	(1,156)	231
CVR Energy, Inc.	Morgan Stanley & Co.	45.00	6/21/2019	(14)	(57,680)	(1,295)	(1,508)	213
Dick’s Sporting Goods, Inc.	Morgan Stanley & Co.	40.00	4/18/2019	(36)	(132,516)	(270)	(5,678)	5,408
Dominion Energy, Inc.	Morgan Stanley & Co.	80.00	4/18/2019	(10)	(76,660)	(100)	(1,427)	1,327
Dominion Energy, Inc.	Morgan Stanley & Co.	80.00	7/19/2019	(24)	(183,984)	(2,520)	(2,465)	(55)
Domtar Corp.	Morgan Stanley & Co.	52.50	4/18/2019	(10)	(49,650)	(200)	(337)	137
Domtar Corp.	Morgan Stanley & Co.	57.50	4/18/2019	(20)	(99,300)	(900)	(1,246)	346
Dover Corp.	Goldman Sachs & Co.	100.00	6/21/2019	(604)	(5,665,520)	(70,970)	(44,824)	(26,146)
Eaton Corp. Plc	Morgan Stanley & Co.	82.50	4/18/2019	(11)	(88,616)	(440)	(1,053)	613
Eaton Corp. Plc	Morgan Stanley & Co.	87.50	7/19/2019	(11)	(88,616)	(792)	(943)	151
Ellie Mae, Inc.	Goldman Sachs & Co.	100.00	4/18/2019	(2)	(19,738)	(10)	(111)	101
FirstEnergy Corp.	Morgan Stanley & Co.	41.00	4/18/2019	(44)	(183,084)	(3,960)	(1,958)	(2,002)
FirstEnergy Corp.	Morgan Stanley & Co.	42.00	4/18/2019	(22)	(91,542)	(880)	(742)	(138)
Foot Locker, Inc.	Morgan Stanley & Co.	62.50	4/18/2019	(11)	(66,660)	(825)	(1,086)	261
Foot Locker, Inc.	Morgan Stanley & Co.	65.00	4/18/2019	(11)	(66,660)	(220)	(470)	250
Gilead Sciences, Inc.	Morgan Stanley & Co.	70.00	4/18/2019	(7)	(45,507)	(84)	(768)	684
Gilead Sciences, Inc.	Morgan Stanley & Co.	70.00	5/17/2019	(14)	(91,014)	(980)	(1,270)	290
H&R Block, Inc.	Morgan Stanley & Co.	25.00	4/18/2019	(37)	(88,578)	(740)	(1,284)	544
H&R Block, Inc.	Morgan Stanley & Co.	27.00	7/19/2019	(75)	(179,550)	(4,125)	(4,625)	500

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTIONS at March 31, 2019 (Unaudited)(Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Hewlett Packard Enterprise Co.	Morgan Stanley & Co.	$16.00	4/18/2019	(55)	$(84,865)	$(605)	$(1,580)	$975
Hewlett Packard Enterprise Co.	Morgan Stanley & Co.	17.00	5/17/2019	(55)	(84,865)	(275)	(974)	699
Hewlett Packard Enterprise Co.	Morgan Stanley & Co.	18.00	5/17/2019	(56)	(86,408)	(168)	(992)	824
Home Depot, Inc. (The)	Morgan Stanley & Co.	190.00	5/17/2019	(7)	(64,323)	(3,990)	(1,363)	(2,627)
Home Depot, Inc. (The)	Morgan Stanley & Co.	195.00	6/21/2019	(7)	(64,323)	(3,619)	(1,447)	(2,172)
Honeywell International, Inc.	Morgan Stanley & Co.	160.00	6/21/2019	(4)	(23,568)	(1,680)	(1,007)	(673)
HP, Inc.	Morgan Stanley & Co.	21.00	5/17/2019	(68)	(132,124)	(748)	(1,476)	728
Illinois Tool Works, Inc.	Morgan Stanley & Co.	150.00	4/18/2019	(6)	(26,118)	(240)	(341)	101
Illinois Tool Works, Inc.	Morgan Stanley & Co.	150.00	6/21/2019	(6)	(26,118)	(1,740)	(2,428)	688
Illinois Tool Works, Inc.	Morgan Stanley & Co.	155.00	6/21/2019	(6)	(26,118)	(1,050)	(953)	(97)
Intuit, Inc.	Morgan Stanley & Co.	250.00	4/18/2019	(3)	(18,423)	(3,960)	(851)	(3,109)
Intuit, Inc.	Morgan Stanley & Co.	270.00	4/18/2019	(3)	(18,423)	(480)	(398)	(82)
Intuit, Inc.	Morgan Stanley & Co.	280.00	7/19/2019	(3)	(18,423)	(1,800)	(1,490)	(310)
Johnson & Johnson	Morgan Stanley & Co.	140.00	4/18/2019	(12)	(47,748)	(2,472)	(1,917)	(555)
Johnson & Johnson	Morgan Stanley & Co.	145.00	5/17/2019	(6)	(23,874)	(630)	(292)	(338)
JPMorgan Chase & Co.	Morgan Stanley & Co.	110.00	5/17/2019	(8)	(984)	(184)	(1,126)	942
JPMorgan Chase & Co.	Morgan Stanley & Co.	110.00	6/21/2019	(8)	(984)	(536)	(1,830)	1,294
KLA-Tencor Corp.	Morgan Stanley & Co.	120.00	6/21/2019	(23)	(44,643)	(13,110)	(5,701)	(7,409)
Kohl’s Corp.	Morgan Stanley & Co.	72.50	4/18/2019	(13)	(89,401)	(585)	(1,920)	1,335
Kohl’s Corp.	Morgan Stanley & Co.	75.00	5/17/2019	(27)	(185,679)	(2,430)	(1,585)	(845)
Lamar Advertising Co.	Morgan Stanley & Co.	80.00	4/18/2019	(23)	(182,298)	(2,415)	(2,270)	(145)
Lamar Advertising Co.	Morgan Stanley & Co.	85.00	7/19/2019	(11)	(87,186)	(1,320)	(1,086)	(234)
LPL Financial Holdings, Inc.	Morgan Stanley & Co.	80.00	7/19/2019	(18)	(125,370)	(2,025)	(4,662)	2,637
Mastercard, Inc.	Morgan Stanley & Co.	240.00	4/18/2019	(6)	(21,270)	(1,134)	(844)	(290)
Mastercard, Inc.	Morgan Stanley & Co.	250.00	6/21/2019	(4)	(14,180)	(1,592)	(1,115)	(477)
Mckesson Corp.	Morgan Stanley & Co.	125.00	4/18/2019	(6)	(10,236)	(135)	(766)	631
Mellanox Technologies Ltd.	Goldman Sachs & Co.	120.00	6/21/2019	(57)	(104,652)	(5,415)	(6,470)	1,055
Merck & Co., Inc.	Morgan Stanley & Co.	85.00	5/17/2019	(11)	(91,487)	(1,331)	(756)	(575)
Merck & Co., Inc.	Morgan Stanley & Co.	85.00	6/21/2019	(11)	(91,487)	(1,837)	(1,185)	(652)
Metlife, Inc.	Morgan Stanley & Co.	47.50	4/18/2019	(19)	(80,883)	(57)	(1,002)	945
Metlife, Inc.	Morgan Stanley & Co.	47.50	5/17/2019	(19)	(80,883)	(171)	(1,287)	1,116
Microsoft Corp.	Morgan Stanley & Co.	115.00	4/18/2019	(15)	(26,910)	(5,730)	(1,436)	(4,294)
Microsoft Corp.	Morgan Stanley & Co.	120.00	5/17/2019	(7)	(12,558)	(1,953)	(1,608)	(345)
Molson Coors Brewing Co.	Morgan Stanley & Co.	65.00	4/18/2019	(14)	(83,510)	(84)	(1,452)	1,368

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTIONS at March 31, 2019 (Unaudited)(Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Molson Coors Brewing Co.	Morgan Stanley & Co.	$67.50	4/18/2019	(14)	$(83,510)	$(56)	$(1,886)	$1,830
Morgan Stanley	Morgan Stanley & Co.	45.00	4/18/2019	(2)	(8,440)	(48)	(151)	103
Morgan Stanley	Morgan Stanley & Co.	46.00	4/18/2019	(2)	(8,440)	(24)	(87)	63
Morgan Stanley	Morgan Stanley & Co.	47.00	4/18/2019	(2)	(8,440)	(14)	(121)	107
Netapp, Inc.	Morgan Stanley & Co.	70.00	4/18/2019	(1)	(6,934)	(116)	(70)	(46)
Nexstar Media Group, Inc.	Morgan Stanley & Co.	115.00	4/18/2019	(25)	(20,925)	(1,313)	(1,093)	(220)
Omnicom Group, Inc.	Morgan Stanley & Co.	80.00	4/18/2019	(11)	(80,289)	(247)	(701)	454
Omnicom Group, Inc.	Morgan Stanley & Co.	82.50	4/18/2019	(22)	(160,578)	(385)	(1,710)	1,325
Oracle Corp.	Morgan Stanley & Co.	55.00	4/18/2019	(52)	(279,292)	(1,404)	(2,689)	1,285
Paccar, Inc.	Morgan Stanley & Co.	70.00	4/18/2019	(13)	(88,582)	(780)	(763)	(17)
Paccar, Inc.	Morgan Stanley & Co.	73.00	5/17/2019	(13)	(88,582)	(813)	(1,645)	832
Paychex, Inc.	Morgan Stanley & Co.	82.50	4/18/2019	(11)	(88,220)	(330)	(426)	96
Philip Morris International, Inc.	Morgan Stanley & Co.	90.00	4/18/2019	(15)	(132,585)	(1,680)	(675)	(1,005)
Philip Morris International, Inc.	Morgan Stanley & Co.	92.50	5/17/2019	(7)	(61,873)	(861)	(1,237)	376
Philip Morris International, Inc.	Morgan Stanley & Co.	95.00	5/17/2019	(7)	(61,873)	(427)	(649)	222
Plains GP Holdings L.P.	Morgan Stanley & Co.	26.00	5/17/2019	(54)	(134,568)	(2,430)	(3,171)	741
PPL Corp.	Morgan Stanley & Co.	32.00	4/18/2019	(55)	(174,570)	(1,870)	(985)	(885)
PPL Corp.	Morgan Stanley & Co.	34.00	7/19/2019	(28)	(88,872)	(700)	(1,560)	860
Prudential Financial, Inc.	Morgan Stanley & Co.	100.00	4/18/2019	(14)	(128,632)	(42)	(1,188)	1,146
Rent-A-Center, Inc.	Goldman Sachs & Co.	19.00	4/18/2019	(65)	(135,655)	(13,650)	(9,696)	(3,954)
Rent-A-Center, Inc.	Goldman Sachs & Co.	20.00	4/18/2019	(65)	(135,655)	(8,450)	(6,446)	(2,004)
Rockwell Automation, Inc.	Morgan Stanley & Co.	190.00	4/18/2019	(5)	(37,730)	(87)	(739)	652
Rockwell Automation, Inc.	Morgan Stanley & Co.	195.00	7/19/2019	(5)	(37,730)	(1,100)	(1,687)	587
Sinclair Broadcast Group, Inc.	Morgan Stanley & Co.	41.00	4/18/2019	(35)	(134,680)	(1,050)	(1,775)	725
Sinclair Broadcast Group, Inc.	Morgan Stanley & Co.	42.00	6/21/2019	(35)	(134,680)	(4,025)	(4,400)	375
Southwest Airlines Co.	Morgan Stanley & Co.	55.00	4/18/2019	(17)	(88,247)	(612)	(488)	(124)
Southwest Airlines Co.	Morgan Stanley & Co.	62.50	4/18/2019	(30)	(155,730)	(150)	(1,254)	1,104
Starbucks Corp.	Morgan Stanley & Co.	75.00	4/18/2019	(12)	(89,208)	(996)	(669)	(327)
Starbucks Corp.	Morgan Stanley & Co.	75.00	5/17/2019	(13)	(96,642)	(2,574)	(919)	(1,655)
Starbucks Corp.	Morgan Stanley & Co.	77.50	6/21/2019	(13)	(96,642)	(1,872)	(698)	(1,174)
Texas Instruments, Inc.	Morgan Stanley & Co.	115.00	4/18/2019	(6)	(3,642)	(42)	(538)	496
Texas Instruments, Inc.	Morgan Stanley & Co.	115.00	5/17/2019	(3)	(1,821)	(219)	(587)	368
Thermo Fisher Scientific, Inc.	Morgan Stanley & Co.	270.00	4/18/2019	(3)	(22,116)	(2,070)	(650)	(1,420)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTIONS at March 31, 2019 (Unaudited)(Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Thermo Fisher Scientific, Inc.	Morgan Stanley & Co.	$280.00	6/21/2019	(3)	$(22,116)	$(2,310)	$(1,100)	$(1,210)
Ultimate Software Group, Inc. (The)	Goldman Sachs & Co.	340.00	4/18/2019	(17)	(51,221)	(170)	(1,771)	1,601
United Parcel Service, Inc.	Morgan Stanley & Co.	115.00	4/18/2019	(2)	(2,348)	(92)	(79)	(13)
United Parcel Service, Inc.	Morgan Stanley & Co.	120.00	5/17/2019	(2)	(2,348)	(140)	(71)	(69)
UnitedHealth Group, Inc.	Morgan Stanley & Co.	290.00	4/18/2019	(5)	(23,630)	(30)	(963)	933
UnitedHealth Group, Inc.	Morgan Stanley & Co.	270.00	5/17/2019	(3)	(14,178)	(426)	(689)	263
Viacom, Inc.	Morgan Stanley & Co.	30.00	4/18/2019	(32)	(89,824)	(480)	(919)	439
Viacom, Inc.	Morgan Stanley & Co.	32.50	6/21/2019	(31)	(87,017)	(1,085)	(1,820)	735
Visa, Inc.	Morgan Stanley & Co.	155.00	4/18/2019	(5)	(28,095)	(1,600)	(339)	(1,261)
Visa, Inc.	Morgan Stanley & Co.	160.00	5/17/2019	(5)	(28,095)	(1,390)	(1,464)	74
Visa, Inc.	Morgan Stanley & Co.	165.00	6/21/2019	(5)	(28,095)	(1,090)	(1,063)	(27)
Walgreens Boots Alliance, Inc.	Morgan Stanley & Co.	65.00	4/18/2019	(14)	(88,578)	(1,750)	(1,368)	(382)
Walgreens Boots Alliance, Inc.	Morgan Stanley & Co.	67.50	5/17/2019	(14)	(88,578)	(1,288)	(1,102)	(186)
Waste Management, Inc.	Morgan Stanley & Co.	105.00	4/18/2019	(5)	(1,955)	(375)	(94)	(281)
Xerox Corp.	Goldman Sachs & Co.	33.00	4/18/2019	(420)	(1,343,160)	(14,280)	(16,709)	2,429
Yum Brands, Inc.	Morgan Stanley & Co.	97.50	4/18/2019	(9)	(89,829)	(2,700)	(1,410)	(1,290)
Yum Brands, Inc.	Morgan Stanley & Co.	105.00	7/19/2019	(9)	(89,829)	(1,386)	(1,554)	168
Put
Papa John’s International, Inc.	Goldman Sachs & Co.	35.00	4/18/2019	(172)	(910,740)	(430)	(15,763)	15,333
Rent-A-Center, Inc.	Goldman Sachs & Co.	15.00	6/21/2019	(29)	(60,523)	(507)	(846)	339
Rent-A-Center, Inc.	Goldman Sachs & Co.	16.00	6/21/2019	(29)	(60,523)	(580)	(1,425)	845
Rent-A-Center, Inc.	Goldman Sachs & Co.	17.00	6/21/2019	(29)	(60,523)	(1,088)	(2,296)	1,208

Total						(298,060)	(303,956)	5,896

EXCHANGE TRADED FUNDS
Put
SPDR S&P 500 ETF Trust	Morgan Stanley & Co.	250.00	4/18/2019	(175)	(1,443,400)	(1,400)	(67,674)	66,274
SPDR S&P 500 ETF Trust	Morgan Stanley & Co.	245.00	5/17/2019	(142)	(1,171,216)	(4,970)	(35,033)	30,063

Total						(6,370)	(102,707)	96,337

Total Written Options						$(304,430)	$(406,663)	$102,233

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 12.2%
Energy: 3.3%
25,285	Energy Transfer L.P.	$388,631
25,814	Enterprise Products Partners L.P.	751,187
7,142	EQM Midstream Partners L.P.	329,746
6,275	Magellan Midstream Partners L.P.	380,453
10,596	MPLX L.P.	348,502
17,176	Plains All American Pipeline L.P.	420,984
9,015	Williams Cos., Inc. (The)	258,911

		2,878,414

Financials: 8.9%
50,116	Apollo Investment Corp.	758,756
45,896	Ares Capital Corp.	786,658
20,400	Barings BDC, Inc.	200,124
36,090	BlackRock Capital Investment Corp.	216,179
11,300	Ellington Financial, Inc.	202,270
37,763	Ellington Residential Mortgage REIT	449,380
110,382	FS KKR Capital Corp.	667,811
21,098	Gladstone Investment Corp.	244,737
11,737	Golub Capital BDC, Inc.	209,858
3,466	Granite Point Mortgage Trust, Inc.	64,364
27,400	Hercules Capital, Inc.	346,884
26,322	New Residential Investment Corp.	445,105
16,615	PennantPark Floating Rate Capital Ltd.	212,838
59,740	PennantPark Investment Corp.	412,803
6,900	Ready Capital Corp.	101,223
22,094	Solar Capital Ltd.	460,439
20,186	Starwood Property Trust, Inc.	451,157
26,575	TCG BDC, Inc.	384,806
6,600	TPG RE Finance Trust, Inc.	129,360
27,180	TriplePoint Venture Growth BDC Corp. - Class B	373,997
38,742	Two Harbors Investment Corp.	524,179

		7,642,928

TOTAL COMMON STOCKS (Cost $10,526,442)		10,521,342

PREFERRED STOCKS: 1.3%
Energy: 0.1%
	NuStar Energy L.P.
3,000	7.625%, 06/15/2022(a)(b)	63,840

Financials: 1.2%
	AGNC Investment Corp.
5,975	7.750%, 05/15/2019(b)	150,869
	Annaly Capital Management, Inc.
5,950	6.950%, 09/30/2022(a)(b)	152,380
	Annaly Capital Management, Inc.
5,950	6.500%, 03/31/2023(a)(b)	142,443
	Chimera Investment Corp.
7,570	7.750%, 09/30/2025(a)(b)	189,401
	Chimera Investment Corp.
4,000	8.000%, 03/30/2024(a)(b)	102,360

Shares		Value
Financials (continued)
	Exantas Capital Corp.
1,800	8.625%, 07/30/2024(a)(b)	$46,260
	Invesco Mortgage Capital, Inc.
2,000	7.500%, 09/27/2027(a)(b)	49,640
	Two Harbors Investment Corp.
4,475	7.625%, 07/27/2027(a)(b)	114,381
	Two Harbors Investment Corp.
3,000	7.250%, 01/27/2025(a)(b)	72,810
	Two Harbors Investment Corp.
1,550	7.750%, 05/15/2019(b)	38,564

		1,059,108

TOTAL PREFERRED STOCKS (Cost $1,118,576)		1,122,948

Principal Amount^
ASSET-BACKED SECURITIES: 17.1%
	AASET US Ltd.
$242,444	Series 2018-2A-A 4.454%, 11/18/2038(c)	245,851
	ACC Trust
270,576	Series 2019-1-A 3.750%, 05/20/2022(c)	271,858
	Adams Outdoor Advertising L.P.
398,091	Series 2018-1-A 4.810%, 11/15/2048(c)	416,072
	AIM Aviation Finance Ltd.
205,181	Series 2015-1A-A1 4.213%, 02/15/2040(c)(d)	205,687
202,607	Series 2015-1A-B1 5.072%, 02/15/2040(c)(d)	201,656
	Avis Budget Rental Car Funding AESOP LLC
100,000	Series 2015-1A-A 2.500%, 07/20/2021(c)	99,555
	AXIS Equipment Finance Receivables VI LLC
200,000	Series 2018-2A-A2 3.890%, 07/20/2022(c)	201,975
	Capital Automotive LLC
343,292	Series 2017-1A-A1 3.870%, 04/15/2047(c)	345,871
	Castlelake Aircraft Securitization Trust
403,678	Series 2017-1A 3.967%, 07/15/2042	403,123
	Colombia Cent CLO 27 Ltd.
400,000	Series 2018-27A-X 3.190%, 10/25/2028(c)(e) 3 mo. USD LIBOR + 0.700%	400,090
	Drug Royalty III L.P.
465,456	Series 2018-1A-A1 4.387%, 10/15/2031(c)(e) 3 mo. USD LIBOR + 1.600%	465,739
	Elm Trust
300,000	Series 2018-2A-A2 4.605%, 10/20/2027(c)	303,300
100,000	Series 2018-2A-B 5.584%, 10/20/2027(c)	101,154
	Falcon Aerospace Ltd.
510,386	Series 2017-1-B 6.300%, 02/15/2042(c)	524,281

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Finance of America Structured Securities Trust
$370,000	Series 2018-HB1-M1 3.774%, 09/25/2028(a)(c)	$371,033
	FREED ABS Trust
400,000	Series 2018-2-B 4.610%, 10/20/2025(c)	407,782
	FRS I LLC
380,883	Series 2013-1A-A2 3.080%, 04/15/2043(c)	380,803
	Greywolf CLO III Ltd.
250,000	Series 2018-3RA-A2 4.411%, 10/22/2028(c)(e) 3 mo. USD LIBOR + 1.650%	248,709
400,000	Series 2018-3RA-X 3.411%, 10/22/2028(c)(e) 3 mo. USD LIBOR + 0.650%	400,154
	GSAMP Trust
300,429	Series 2007-NC1-A1 2.616%, 12/25/2046(e) 1 mo. USD LIBOR + 0.130%	196,684
	Hercules Capital Funding Trust
400,000	Series 2018-1A-A 4.605%, 11/22/2027(c)	409,074
100,000	Series 2019-1A-A 4.703%, 02/20/2028(c)	101,013
	InSite Issuer LLC
480,000	Series 2018-1A-C 6.115%, 12/15/2048(c)	494,894
	KREF Ltd.
400,000	Series 2018-FL1-A 3.584%, 06/15/2036(c)(e) 1 mo. USD LIBOR + 1.100%	400,085
	Marathon CLO V Ltd.
500,000	Series 2013-5A-A2R 4.091%, 11/21/2027(c)(e) 3 mo. USD LIBOR + 1.450%	492,672
	Marathon CRE Ltd.
100,000	Series 2018-FL1-C 5.084%, 06/15/2028(c)(e) 1 mo. USD LIBOR + 2.600%	99,710
	Morgan Stanley ABS Capital I, Inc. Trust
357,304	Series 2006-HE8-A2D 2.706%, 10/25/2036(e) 1 mo. USD LIBOR + 0.220%	223,311
415,423	Series 2007-HE4-A2C 2.716%, 02/25/2037(e) 1 mo. USD LIBOR + 0.230%	189,843
	Morgan Stanley IXIS Real Estate Capital Trust
430,551	Series 2006-2-A4 2.706%, 11/25/2036(e) 1 mo. USD LIBOR + 0.220%	221,272
	Nationstar HECM Loan Trust
460,000	Series 2018-3A-M1 3.903%, 11/25/2028(a)(c)	460,332
	Neuberger Berman CLO XX Ltd.
420,000	Series 2015-20A-AR 3.587%, 01/15/2028(c)(e) 3 mo. USD LIBOR + 0.800%	417,261

Principal Amount^		Value
	Newtek Small Business Loan Trust
$208,313	Series 2018-1-A 4.186%, 02/25/2044(c)(e) 1 mo. USD LIBOR + 1.700%	$208,453
94,688	Series 2018-1-B 5.486%, 02/25/2044(c)(e) 1 mo. USD LIBOR + 3.000%	94,768
	NextGear Floorplan Master Owner Trust
200,000	Series 2018-2A-A2 3.690%, 10/15/2023(c)	203,666
	Oportun Funding X LLC
400,000	Series 2018-C-B 4.590%, 10/08/2024(c)	404,373
	Oxford Finance Funding LLC
260,000	Series 2019-1A-A2 4.459%, 02/15/2027(c)	263,178
	Palmer Square Loan Funding Ltd.
488,712	Series 2018-4A-A1 3.584%, 11/15/2026(c)(e) 3 mo. USD LIBOR + 0.900%	487,184
	Regatta VI Funding Ltd.
500,000	Series 2016-1A-AR 3.841%, 07/20/2028(c)(e) 3 mo. USD LIBOR + 1.080%	498,462
	Regional Management Issuance Trust
480,000	Series 2018-2-B 4.940%, 01/18/2028(c)	488,067
	RMF Buyout Issuance Trust
460,000	Series 2018-1-M1 3.912%, 11/25/2028(a)(c)	463,506
	Sapphire Aviation Finance I Ltd.
226,706	Series 2018-1A-A 4.250%, 03/15/2040(c)	228,440
	SPS Servicer Advance Receivables Trust
210,000	Series 2018-T1-AT1 3.620%, 10/17/2050(c)	211,381
	Stack Infrastructure Issuer LLC
459,617	Series 2019-1A-A2 4.540%, 02/25/2044(c)	470,725
	TPG Real Estate Finance Issuer Ltd.
470,000	Series 2018-FL2-A 3.614%, 11/15/2037(c)(e) 1 mo. USD LIBOR + 1.130%	470,772
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(a)(c)	137,216
	Veros Automobile Receivables Trust
268,123	Series 2018-1-A 3.630%, 05/15/2023(c)	268,599
	Wingstop Funding LLC
100,000	Series 2018-1-A2 4.970%, 12/05/2048(c)	103,683

TOTAL ASSET-BACKED SECURITIES (Cost $14,614,442)		14,703,317

BANK LOANS: 14.5%
	Accuride Corp.
49,872	0.000%, 11/17/2023(f)(g)	41,893

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Altice France S.A.
$99,750	6.484%, 08/14/2026(e) 1 mo. LIBOR + 4.000%	$95,885
	Arctic Glacier U.S.A., Inc.
100,000	5.999%, 03/20/2024(e) 1 mo. LIBOR + 3.500%	99,125
	Assetmark Financial Holdings, Inc.
99,750	6.101%, 11/07/2025(e) 3 mo. LIBOR + 3.500%	99,750
	Avolon TLB Borrower 1 (US) LLC
511,679	4.488%, 01/15/2025(e) 1 mo. LIBOR + 2.000%	508,274
	BCP Renaissance Parent LLC
497,494	6.244%, 10/31/2024(e) 3 mo. LIBOR + 3.500%	496,384
	BWAY Holding Co.
99,494	6.033%, 04/03/2024(e) 3 mo. LIBOR + 3.250%	97,317
	CenturyLink, Inc.
271,382	5.249%, 11/01/2022(e) 1 mo. LIBOR + 2.750%	271,156
	Cologix Holdings, Inc.
100,000	6.357%, 03/20/2024(e)(g) 3 mo. LIBOR + 3.750%	96,281
	Comet Acquisition, Inc.
99,750	5.999%, 10/24/2025(e) 1 mo. LIBOR + 3.500%	97,880
	CPM Holdings, Inc.
99,750	6.249%, 11/15/2025(e) 1 mo. LIBOR + 3.750%	99,127
	Cvent, Inc.
99,497	6.249%, 11/29/2024(e) 1 mo. LIBOR + 3.750%	97,632
	DAE Aviation Holdings, Inc.
34,965	0.000%, 01/23/2026(f)	35,026
	Diamond (BC) B.V.
99,496	5.744%, 09/06/2024(e) 3 mo. LIBOR + 3.000%	95,889
	Dynasty Acquisition Co., Inc.
65,035	0.000%, 04/06/2026(f)	65,148
	Eastern Power LLC
484,489	6.249%, 10/02/2023(e) 1 mo. LIBOR + 3.750%	483,399
	Flex Acquisition Co., Inc.
99,500	5.876%, 06/29/2025(e) 3 mo. LIBOR + 3.250%	96,675
	Frontera Generation Holdings LLC
497,494	6.731%, 05/02/2025(e) 1 mo. LIBOR + 4.250%	493,556
	Greatbatch Ltd.
508,846	5.000%, 10/27/2021(e) 1 mo. LIBOR + 2.500%	508,210
	HCA, Inc.
598,489	4.499%, 03/13/2025(e) 1 mo. LIBOR + 2.000%	598,539
	Helix Gen Funding LLC
500,000	6.249%, 06/02/2024(e) 1 mo. LIBOR + 3.750%	482,152
	Houghton Mifflin Harcourt Publishing Co.
49,742	5.499%, 05/31/2021(e) 1 mo. LIBOR + 3.000%	47,182

Principal Amount^		Value
	IBC Capital Ltd.
$ 99,497	6.365%, 09/11/2023(e) 3 mo. LIBOR + 3.750%	$96,762
	IRB Holding Corp.
99,497	5.739%, 02/05/2025(e) 1 mo. LIBOR + 3.250%	97,206
	Kestrel Acquisition LLC
497,494	6.750%, 06/02/2025(e) 1 mo. LIBOR + 4.250%	496,484
	Liberty Cablevision of Puerto Rico LLC
50,000	5.984%, 01/07/2022(e) 1 mo. LIBOR + 3.500%	49,672
	Lineage Logistics Holdings LLC
99,497	5.499%, 02/27/2025(e) 1 mo. LIBOR + 3.000%	96,886
	LTI Holdings, Inc.
99,500	5.999%, 09/06/2025(e) 1 mo. LIBOR + 3.500%	95,976
	Moran Foods LLC
49,872	8.601%, 12/05/2023(e) 3 mo. LIBOR + 6.000%	28,677
	NES Global Talent Finance US LLC
48,735	8.244%, 05/11/2023(e) 3 mo. LIBOR + 5.500%	48,857
	NFP Corp.
49,745	5.499%, 01/08/2024(e) 1 mo. LIBOR + 3.000%	48,071
	NorthRiver Midstream Finance L.P.
497,500	6.047%, 10/01/2025(e) 3 mo. LIBOR + 3.250%	496,848
	Panther BF Aggregator 2 L.P.
100,000	0.000%, 03/18/2026(f)	98,999
	ProQuest LLC
99,471	5.851%, 10/24/2021(e) 3 mo. LIBOR + 3.250%	99,264
	PSAV Holdings LLC
99,497	5.759%, 03/01/2025(e) 1 mo. LIBOR + 3.250%	97,134
	RPI Finance Trust
689,946	4.499%, 03/27/2023(e) 1 mo. LIBOR + 2.000%	686,928
	SciQuest, Inc.
50,000	6.504%, 12/28/2024(e) 1 mo. LIBOR + 4.000%	49,250
	ScribeAmerica Intermediate Holdco LLC
49,749	6.981%, 04/03/2025(e)(g) 1 mo. LIBOR + 4.500%	49,189
	Sprint Communications, Inc.
572,271	5.000%, 02/02/2024(e) 1 mo. LIBOR + 2.500%	558,537
	SS&C Technologies, Inc.
1,096,945	4.749%, 04/16/2025(e) 1 mo. LIBOR + 2.250%	1,089,118
	Summit Midstream Partners Holdings LLC
23,649	8.499%, 05/13/2022(e) 1 mo. LIBOR + 6.000%	23,502
	TerraForm Power Operating LLC
696,976	4.499%, 11/08/2022(e) 1 mo. LIBOR + 2.000%	681,294
	Tivity Health, Inc.
774,361	7.749%, 03/05/2026(e) 1 mo. LIBOR + 5.250%	761,453

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	TVC Albany, Inc.
$ 99,500	6.000%, 07/23/2025(e) 1 mo. LIBOR + 3.500%	$98,298
	Universal Health Services, Inc.
498,750	4.249%, 10/31/2025(e) 1 mo. LIBOR + 1.750%	499,373
	Vistra Operations Co. LLC
696,991	4.486%, 12/31/2025(e) 1 mo. LIBOR + 2.000%	687,756
	Wyndham Hotels & Resorts, Inc.
497,500	4.249%, 05/30/2025(e) 1 mo. LIBOR + 1.750%	491,903

TOTAL BANK LOANS (Cost $12,596,867)		12,533,917

CORPORATE BONDS: 9.8%
Basic Materials: 0.2%
	Neon Holdings, Inc.
25,000	10.125%, 04/01/2026(c)	25,562
	Newmont Mining Corp.
60,000	5.125%, 10/01/2019	60,673
	Yamana Gold, Inc.
100,000	4.625%, 12/15/2027	97,929

		184,164

Communications: 0.5%
	Juniper Networks, Inc.
60,000	3.300%, 06/15/2020	60,244
	VeriSign, Inc.
400,000	5.250%, 04/01/2025	420,500

		480,744

Consumer, Cyclical: 0.1%
	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
25,000	8.500%, 05/15/2027(c)(h)	25,125
	Party City Holdings, Inc.
50,000	6.625%, 08/01/2026(c)	49,875
	Titan International, Inc.
25,000	6.500%, 11/30/2023	23,156

		98,156

Consumer, Non-cyclical: 1.7%
	Allergan Funding SCS
100,000	3.852%, 03/12/2020(e) 3 mo. USD LIBOR + 1.255%	100,883
	Bunge Ltd. Finance Corp.
110,000	4.350%, 03/15/2024	111,458
290,000	3.250%, 08/15/2026	260,638
	Cigna Corp.
65,000	2.965%, 03/17/2020(c)(e) 3 mo. USD LIBOR + 0.350%	64,961
	Constellation Brands, Inc.
160,000	2.250%, 11/06/2020	158,468
	CVS Pass-Through Trust
160,466	5.926%, 01/10/2034(c)	178,335
	MEDNAX, Inc.
270,000	6.250%, 01/15/2027(c)	273,375
	Mondelez International, Inc.
100,000	3.000%, 05/07/2020	100,251

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Nathan’s Famous, Inc.
$ 50,000	6.625%, 11/01/2025(c)	$48,812
	Reynolds American, Inc.
100,000	3.250%, 06/12/2020	100,162
	Vector Group Ltd.
50,000	6.125%, 02/01/2025(c)	44,640

		1,441,983

Energy: 0.5%
	Energy Transfer Operating L.P.
320,000	Series A 6.250%, 02/15/2023(a)(b) 3 mo. USD LIBOR + 4.028%	302,872
	Florida Gas Transmission Co. LLC
60,000	5.450%, 07/15/2020(c)	61,873
	ONEOK Partners L.P.
60,000	3.800%, 03/15/2020	60,370

		425,115

Financial: 6.1%
	Alexandria Real Estate Equities, Inc.
100,000	2.750%, 01/15/2020	99,847
	American Equity Investment Life Holding Co.
100,000	5.000%, 06/15/2027	101,649
	Aspen Insurance Holdings Ltd.
50,000	6.000%, 12/15/2020	51,973
	Assurant, Inc.
100,000	3.860%, 03/26/2021(e) 3 mo. USD LIBOR + 1.250%	99,820
	BlackRock TCP Capital Corp.
390,000	4.125%, 08/11/2022	375,127
	Business Development Corp. of America
375,000	4.750%, 12/30/2022(c)	369,057
	Capital One Financial Corp.
60,000	3.201%, 10/30/2020(e) 3 mo. USD LIBOR + 0.450%	60,046
	Citigroup, Inc.
100,000	3.537%, 06/07/2019(e) 3 mo. USD LIBOR + 0.930%	100,155
	CNA Financial Corp.
60,000	5.875%, 08/15/2020	62,404
	Credit Acceptance Corp.
200,000	6.125%, 02/15/2021	200,625
200,000	7.375%, 03/15/2023	208,250
285,000	6.625%, 03/15/2026(c)	290,444
	Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Fin
465,000	5.000%, 08/01/2021(c)	466,131
	Jefferies Group LLC
60,000	8.500%, 07/15/2019	60,946
	RBC USA Holdco Corp.
100,000	5.250%, 09/15/2020	103,285
	Sirius International Group Ltd.
700,000	4.600%, 11/01/2026(c)	647,850
	Solar Capital Ltd.
400,000	4.500%, 01/20/2023	386,144
	Swiss Re Finance Luxembourg S.A.
695,000	5.000%, 04/02/2049(a)(c)(h) 5 year CMT + 3.582%	704,413

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Synchrony Bank
$250,000	3.226%, 03/30/2020(e) 3 mo. USD LIBOR + 0.625%	$250,439
	United Insurance Holdings Corp.
530,000	6.250%, 12/15/2027	544,643
	Ventas Realty L.P./Ventas Capital Corp.
60,000	2.700%, 04/01/2020	59,881

		5,243,129

Industrial: 0.1%
	Avolon Holdings Funding Ltd.
50,000	5.250%, 05/15/2024(c)	51,625
	Molex Electronic Technologies LLC
60,000	2.878%, 04/15/2020(c)	59,909

		111,534

Technology: 0.5%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
60,000	2.375%, 01/15/2020	59,690
	CA, Inc.
60,000	5.375%, 12/01/2019	60,830
	Dell International LLC/EMC Corp.
200,000	6.020%, 06/15/2026(c)	215,294
	Fidelity National Information Services, Inc.
60,000	3.625%, 10/15/2020	60,652

		396,466

Utilities: 0.1%
	NextEra Energy Capital Holdings, Inc.
100,000	3.061%, 09/28/2020(e) 3 mo. USD LIBOR + 0.450%	100,021

TOTAL CORPORATE BONDS (Cost $8,363,088)		8,481,312

GOVERNMENT SECURITIES & AGENCY ISSUE: 20.4%
	United States Treasury Inflation Protected Security
803,119	1.375%, 01/15/2020	809,921
	United States Treasury Note
1,300,000	0.875%, 06/15/2019	1,295,759
1,700,000	0.875%, 09/15/2019	1,688,114
2,100,000	1.375%, 12/15/2019	2,084,578
1,500,000	1.625%, 03/15/2020(i)	1,489,072
1,500,000	1.500%, 06/15/2020	1,484,118
2,000,000	1.375%, 09/15/2020(i)	1,972,774
1,300,000	1.875%, 12/15/2020	1,290,301
1,600,000	2.375%, 03/15/2021	1,602,906
1,500,000	2.625%, 06/15/2021	1,512,012
1,500,000	2.750%, 09/15/2021	1,517,783
800,000	2.625%, 12/15/2021	808,109

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $17,442,293)		17,555,447

Principal Amount^		Value
LIMITED PARTNERSHIPS: 0.4%
11,612	Western Midstream Partners L.P.	$364,152

TOTAL LIMITED PARTNERSHIPS (Cost $342,220)		364,152

MORTGAGE-BACKED SECURITIES: 8.0%
	Alternative Loan Trust
393,125	Series 2005-38-A3 2.836%, 09/25/2035(e) 1 mo. USD LIBOR + 0.350%	379,309
228,379	Series 2007-OA4-A1 2.656%, 05/25/2047(e) 1 mo. USD LIBOR + 0.170%	214,931
232,523	Series 2007-OA7-A1A 2.666%, 05/25/2047(e) 1 mo. USD LIBOR + 0.180%	226,444
	Cascade Funding Mortgage Trust
579,910	Series 2018-RM2-A 4.000%, 10/25/2068(a)(c)	589,269
	CD Mortgage Trust
1,030,946	Series 2017-CD4-XA 1.318%, 05/10/2050(a)(j)	78,216
	CGBAM Commercial Mortgage Trust
250,000	Series 2015-SMRT-F 3.786%, 04/10/2028(a)(c)	252,015
	CGBAM Mezzanine Securities Trust
100,000	Series 2015-SMMZ-MZ 8.210%, 04/10/2028(c)	104,207
	Credit Suisse First Boston Mortgage Securities Corp.
250,000	Series 2006-OMA-D 5.626%, 05/15/2023(c)	254,264
	CSMC Trust
187,255	Series 2018-RPL9-A1 3.850%, 09/25/2057(a)(c)	190,373
480,000	Series 2018-SITE-C 5.124%, 04/15/2036(a)(c)	498,576
	GAHR Commercial Mortgage Trust
500,000	Series 2015-NRF-FFX 3.382%, 12/15/2034(a)(c)	493,591
	HarborView Mortgage Loan Trust
390,780	Series 2006-12-2A2A 2.672%, 01/19/2038(e) 1 mo. USD LIBOR + 0.190%	375,072
	JP Morgan Chase Commercial Mortgage Securities Trust
1,868,444	Series 2016-JP2-XA 1.840%, 08/15/2049(a)(j)	195,110
	JPMDB Commercial Mortgage Securities Trust
222,930	Series 2017-C5-XA 0.993%, 03/15/2050(a)(j)	13,251
	LSTAR Securities Investment Ltd.
857,808	Series 2017-6-A 4.239%, 09/01/2022(c)(e) 1 mo. USD LIBOR + 1.750%	858,076
	LSTAR Securities Investment Ltd. LLC
891,475	Series 2017-8-A 4.139%, 11/01/2022(c)(e) 1 mo. USD LIBOR + 1.650%	896,263

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	LSTAR Securities Investment Trust
$500,000	Series 2019-1-A1 4.191%, 03/01/2024(c)(e) 1 mo. USD LIBOR + 1.700%	$499,889
	New Residential Mortgage Loan Trust
99,633	Series 2019-RPL1-A1 4.335%, 02/26/2024(c)(d)	100,683
	Residential Accredit Loans, Inc. Trust
455,107	Series 2006-QO6-A1 2.666%, 06/25/2046(e) 1 mo. USD LIBOR + 0.180%	186,777
	Station Place Securitization Trust
350,000	Series 2019-1-A 3.090%, 09/24/2019(c)(e) 3 mo. USD LIBOR + 0.600%	350,000
	Wells Fargo Commercial Mortgage Trust
974,419	Series 2016-BNK1-XA 1.778%, 08/15/2049(a)(j)	99,503

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,837,513)		6,855,819

MUNICIPAL BOND: 0.3%
Utah: 0.3%
	Utah State Board of Regents
250,000	5.670%, 04/01/2024	250,000

TOTAL MUNICIPAL BONDS (Cost $251,417)		250,000

SHORT-TERM INVESTMENTS: 16.2%
COMMERCIAL PAPER: 4.9%
	Anheuser-Busch InBev N.V.
200,000	2.875%, 04/22/2019(c)(k)	199,671
	AON Corp.
200,000	2.774%, 04/12/2019(c)(k)	199,833
	AstraZeneca Plc
260,000	3.021%, 05/15/2019(c)(k)	259,063
	Barclays Bank Plc
250,000	3.220%, 10/31/2019(k)	250,000
	Credit Suisse AG
100,000	3.144%, 07/31/2020(e) 3 mo. USD LIBOR + 0.400%	100,000
	Duke Energy Corp.
250,000	2.752%, 05/08/2019(c)(k)	249,306
	E.I. Du Pont De Nemours & Co.
200,000	2.758%, 04/29/2019(c)(k)	199,578
	Fidelity National Information Services, Inc.
200,000	2.771%, 04/04/2019(c)(k)	199,955
	General Mills, Inc.
200,000	2.750%, 04/16/2019(c)(k)	199,775
	Keurig Dr. Pepper, Inc.
250,000	2.850%, 05/03/2019(c)(k)	249,378
	Lloyds Bank Corporate Markets Plc
100,000	3.103%, 08/05/2020(e) 3 mo. USD LIBOR + 0.370%	100,000
	Lowe’s Cos., Inc.
250,000	2.764%, 04/05/2019(k)	249,924

Principal Amount^		Value
	Marriott International, Inc. Class A
200,000	2.851%, 04/03/2019(c)(k)	$199,969
	Mondelez International, Inc.
200,000	3.116%, 04/08/2019(c)(k)	199,881
	Nasdaq, Inc.
200,000	2.791%, 04/02/2019(c)(k)	199,985
	National Grid USA
250,000	2.797%, 04/09/2019(c)(k)	249,847
	Ryder System, Inc.
200,000	2.755%, 04/08/2019(k)	199,895
	Standard Chartered Bank
100,000	3.138%, 08/04/2020(e) 3 mo. USD LIBOR + 0.400%	100,000
	UnitedHealth Group, Inc.
250,000	2.642%, 04/29/2019(c)(k)	249,494
	Ventas Realty Ltd.
200,000	2.762%, 04/03/2019(c)(k)	199,970
	Walgreens Boots Alliance, Inc.
200,000	3.404%, 07/22/2019(k)	197,947

TOTAL COMMERCIAL PAPER (Cost $4,253,471)		4,253,471

Shares
MONEY MARKET FUNDS: 1.0%
830,102	State Street Institutional Treasury Money Market Fund - Premier Class, 2.350%(l)	830,102

TOTAL MONEY MARKET FUNDS (Cost $830,102)		830,102

Principal Amount^
REPURCHASE AGREEMENTS: 6.8%
$100,000	Barclays Capital Plc 2.740%, 3/28/2019, due 10/03/2019 [collateral: par value $116,000, AGFC Capital Trust I, 4.347%, due 01/15/2067, value $107,648] (proceeds $101,438)	100,000
144,000	BNP Paribas 2.916%, 2/1/2019, due 05/01/2019 [collateral: par value $739,000, Master Adjustable Rate Mortgage Trust Series 2007-3-12A1, 2.690%, due 05/25/2047, value $215,489] (proceeds $145,038)	144,000
210,000	BNP Paribas 2.916%, 3/27/2019, due 05/01/2019 [collateral: par value $231,000, Fannie Mae Connecticut Avenue Securities Series 2016-C05-2M2, 6.940%, due 01/25/2029, value $252,308] (proceeds $210,595)	210,000

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2019 (Unaudited)(Continued)

Principal Amount^		Value
REPURCHASE AGREEMENTS (CONTINUED)
$ 91,000	Deutsche Bank AG 3.101%, 1/30/2019, due 04/30/2019 [collateral: par value $351,000, Morgan Stanley ABS Capital I, Inc. Trust Series 2007- HE2-A2C, 2.620%, due 01/25/2037, value $106,321] (proceeds $91,705)	$91,000
4,522,000	Fixed Income Clearing Corp. 0.500%, 3/29/2019, due 04/01/2019 [collateral: par value $4,715,000, U.S. Treasury Note, 1.125%, due 09/30/2021, value $4,620,099] (proceeds $4,522,188)	4,522,000
716,000	Jefferies & Company, Inc. 5.582%, 3/19/2019, due 04/18/2019 [collateral: par value $3,782,614, Cathedral Lake CLO Ltd. Series 2013-1A, 0.000%, due 10/15/2029, value $934,305] (proceeds $719,330)	716,000
97,000	Nomura Securities International, Inc. 2.884%, 3/18/2019, due 04/18/2019 [collateral: par value $135,000, Fannie Mae Connecticut Avenue Securities Series 2015-C04-1M2, 8.190%, due 04/25/2028, value $119,066] (proceeds $97,241)	97,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,880,000)		5,880,000

TREASURY BILLS: 3.5%
	Newfoundland Treasury Bill
100,000 (CAD)	1.785%, 05/09/2019(k)	74,714
	Ontario Treasury Bill
90,000 (CAD)	0.000%, 04/17/2019(m)	67,308
133,000 (CAD)	0.000%, 04/24/2019(m)	99,428
330,000 (CAD)	0.000%, 05/01/2019(m)	246,608
132,000 (CAD)	0.000%, 05/08/2019(m)	98,606
	Province of Manitoba Canada Treasury Bill
250,000 (CAD)	0.000%, 04/17/2019(m)	186,966
125,000 (CAD)	0.000%, 05/15/2019(m)	93,343
	Quebec Treasury Bill
120,000 (CAD)	0.000%, 04/18/2019(m)	89,739
	United Kingdom Treasury Bill
70,000 (GBP)	0.000%, 04/23/2019(m)	91,173
	United States Treasury Bill
1,000,000	2.440%, 04/18/2019(k)	998,867
1,000,000	2.448%, 04/18/2019(k)	998,867

TOTAL TREASURY BILLS (Cost $3,053,414)		3,045,619

TOTAL SHORT-TERM INVESTMENTS (Cost $14,016,987)	$14,009,192

TOTAL INVESTMENTS (Cost: $86,109,845): 100.2%	86,397,446

Liabilities in Excess of Other Assets: (0.2)%	(136,371)

NET ASSETS: 100.0%	$86,261,075

Percentages are stated as a percent of net assets.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2019.
(b)	Perpetual Call.
(c)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(d)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2019.
(e)	Floating Interest Rate at March 31, 2019.
(f)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(g)	Illiquid securities at March 31, 2019, at which time the aggregate value of these illiquid securities is $187,363 or 0.2% of net assets.
(h)	When issued security.
(i)	Securities with an aggregate fair value of $3,263,303 have been pledged as collateral for written options positions.
(j)	Interest Only security. Security with a notional or nominal principal amount.
(k)	The rate shown represents yield-to-maturity.
(l)	The rate disclosed is the 7 day net yield as of March 31, 2019.
(m)	Issued with a zero coupon. Income is recognized through the accretion of discount.

CURRENCY ABBREVIATIONS:

CAD Canadian Dollar
GBP British Pound
USD U.S. Dollar

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

Cost of investments	$85,979,868

Gross unrealized appreciation	768,023
Gross unrealized depreciation	(528,835)

Net unrealized appreciation	$239,188

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS At March 31, 2019 (Unaudited) - At March 31, 2019, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2019	Fund Delivering	U.S. $ Value at March 31, 2019	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/17/2019	USD	$94,205	CAD	$93,605	$600	$—
	4/17/2019	USD	67,827	CAD	67,395	432	—
	4/23/2019	USD	91,172	GBP	91,310	—	(138)
	5/1/2019	USD	50,507	CAD	49,440	1,067	—
	5/15/2019	USD	94,461	CAD	93,668	793	—
Goldman Sachs International	4/24/2019	USD	99,790	CAD	99,613	177	—
	5/1/2019	USD	200,499	CAD	197,762	2,737	—
	5/8/2019	USD	100,291	CAD	98,897	1,394	—
JPMorgan Chase Bank N.A.	4/17/2019	USD	94,353	CAD	93,605	748	—
	4/18/2019	USD	90,690	CAD	89,863	827	—
	5/9/2019	USD	75,648	CAD	74,924	724	—

			$1,059,443		$1,050,082	$9,499	$(138)

SCHEDULE OF SWAPS at March 31, 2019 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 2,600,000	11/06/2021	3 Month LIBOR	3.144%	Quarterly	$(52,577)	$965	$(53,542)
$ 350,000	11/07/2023	3 Month LIBOR	3.180	Quarterly	(13,465)	80	(13,545)

					$(66,042)	$1,045	$(67,087)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2019	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Depreciation
Buy Protection
CDX North American Investment Grade Index Series 31 1.000%, 12/20/2023	12/20/2023	(1.000%)	0.594%	$(4,605,000)	Quarterly	$(89,839)	$(54,518)	$(35,321)

Total Buy Protection						$(89,839)	$(54,518)	$(35,321)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America Investment Grade Index Series 31.

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF SWAPS at March 31, 2019 (Unaudited)(Continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2019	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Depreciation
Buy Protection
CDX North American Investment Grade Index Series 31 1.000%, 12/20/2023	12/20/2023	Goldman Sachs International	(1.000%)	0.736%	$(540,000)	Quarterly	$(10,472)	$(723)	$(9,749)
CDX North American Investment Grade Index Series 31 1.000%, 12/20/2023	12/20/2023	Morgan Stanley & Co.	(1.000%)	0.736%	(240,000)	Quarterly	(4,654)	(20)	(4,634)

Total Buy Protection							$(15,126)	$(743)	$(14,383)

Total							$(15,126)	$(743)	$(14,383)

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF WRITTEN OPTIONS at March 31, 2019 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
Russell 2000 Index	UBS Securities LLC	$1,480.00	4/5/2019	(1)	$(153,974)	$(158)	$(1,230)	$1,072
Russell 2000 Index	UBS Securities LLC	1,490.00	4/5/2019	(2)	(566,880)	(492)	(3,999)	3,507
Russell 2000 Index	UBS Securities LLC	1,530.00	4/5/2019	(1)	(153,974)	(1,010)	(1,590)	580
Russell 2000 Index	UBS Securities LLC	1,480.00	4/12/2019	(1)	(153,974)	(461)	(2,099)	1,638
Russell 2000 Index	UBS Securities LLC	1,485.00	4/12/2019	(2)	(307,948)	(976)	(4,279)	3,303
Russell 2000 Index	UBS Securities LLC	1,525.00	4/12/2019	(1)	(153,974)	(1,390)	(1,230)	(160)
Russell 2000 Index	UBS Securities LLC	1,520.00	4/18/2019	(3)	(461,922)	(4,509)	(3,898)	(611)
Russell 2000 Index	UBS Securities LLC	1,525.00	4/18/2019	(1)	(153,974)	(1,690)	(1,490)	(200)
Russell 2000 Index	UBS Securities LLC	1,470.00	4/26/2019	(1)	(153,974)	(878)	(2,029)	1,151
Russell 2000 Index	UBS Securities LLC	1,480.00	4/26/2019	(2)	(307,948)	(2,064)	(4,349)	2,285
Russell 2000 Index	UBS Securities LLC	1,530.00	4/26/2019	(1)	(153,974)	(2,378)	(1,899)	(479)
Russell 2000 Index	UBS Securities LLC	1,485.00	5/3/2019	(1)	(153,974)	(1,539)	(2,119)	580
S&P 500 Index	UBS Securities LLC	2,725.00	4/5/2019	(5)	(1,417,200)	(350)	(11,317)	10,967
S&P 500 Index	UBS Securities LLC	2,735.00	4/5/2019	(1)	(283,440)	(95)	(2,282)	2,187
S&P 500 Index	UBS Securities LLC	2,760.00	4/5/2019	(1)	(283,440)	(218)	(990)	772
S&P 500 Index	UBS Securities LLC	2,775.00	4/5/2019	(1)	(283,440)	(340)	(1,120)	780
S&P 500 Index	UBS Securities LLC	2,710.00	4/12/2019	(6)	(1,700,640)	(1,866)	(11,868)	10,002
S&P 500 Index	UBS Securities LLC	2,725.00	4/12/2019	(3)	(850,320)	(1,290)	(5,322)	4,032
S&P 500 Index	UBS Securities LLC	2,750.00	4/12/2019	(4)	(1,133,760)	(2,440)	(6,358)	3,918
S&P 500 Index	UBS Securities LLC	2,745.00	4/18/2019	(5)	(1,417,200)	(4,500)	(9,476)	4,976
S&P 500 Index	UBS Securities LLC	2,750.00	4/18/2019	(1)	(283,440)	(926)	(1,829)	903
S&P 500 Index	UBS Securities LLC	2,755.00	4/18/2019	(5)	(1,417,200)	(4,790)	(7,978)	3,188
S&P 500 Index	UBS Securities LLC	2,760.00	4/18/2019	(2)	(566,880)	(2,100)	(3,206)	1,106
S&P 500 Index	UBS Securities LLC	2,740.00	4/26/2019	(3)	(850,320)	(4,065)	(6,308)	2,243
S&P 500 Index	UBS Securities LLC	2,770.00	4/26/2019	(1)	(283,440)	(1,735)	(1,919)	184
S&P 500 Index	UBS Securities LLC	2,775.00	4/26/2019	(4)	(1,133,760)	(7,920)	(8,918)	998
S&P 500 Index	UBS Securities LLC	2,780.00	4/26/2019	(5)	(1,417,200)	(10,300)	(9,863)	(437)
S&P 500 Index	UBS Securities LLC	2,760.00	5/3/2019	(5)	(1,417,200)	(10,480)	(11,012)	532

Total Written Options						$(70,960)	$(129,977)	$59,017

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund and the High Income Alternatives Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Alternatives Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At March 31, 2019, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency transactions. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counterparties to these forward contracts are major U.S. financial institutions.

Futures Contracts. The Alternative Strategies Fund and the High Income Alternatives Fund invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended March 31, 2019, the Alternative Strategies Fund and the High Income Alternatives Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure—that is, both market and credit exposure—to the reference asset. The total return payer—often the owner of the reference obligation—gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of March 31, 2019, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Shares of the unregistered Underlying Funds are valued at their closing net asset value (“NAV”) as reported on each business day, as a practical expedient for fair value. Each of the unregistered Underlying Funds is daily valued and offer daily liquidity and hold no unfunded commitments. The shares of the open-end registered Underlying Funds are valued at NAV each business day. If the Underlying Funds’ designated representative to the Trustee determines, based on its own due diligence and investment monitoring procedures, that the reported NAV per share does not represent fair value, Underlying Funds’ designated representative to the Trustee shall estimate the fair value of the Underlying Funds in good faith and in a manner that it reasonably chooses.

Financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of March 31, 2019. These assets and liabilities are measured on a recurring basis.

Equity Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$270,150,308	$—	$—	$270,150,308

Total Equity	270,150,308	—	—	270,150,308

Short-Term Investments
Repurchase Agreements	—	21,693,000	—	21,693,000

Total Investments in Securities	$270,150,308	$21,693,000	$—	$291,843,308

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$—	$4,936,047	$—	$4,936,047
Austria	—	4,569,548	—	4,569,548
Belgium	—	5,797,734	—	5,797,734
Bermuda	21,885,294	—	—	21,885,294
Canada	11,083,487	—	—	11,083,487
China	9,592,946	—	—	9,592,946

Denmark	—	8,629,394	—		8,629,394
Finland	—	8,255,742	—		8,255,742
France	—	47,738,047	—		47,738,047
Germany	—	19,814,585	—		19,814,585
Hong Kong	—	29,843,547	—		29,843,547
Ireland	3,911,868	—	—		3,911,868
Israel	—	8,655,388	—		8,655,388
Japan	—	46,096,478	—		46,096,478
Mexico	3,017,677	—	—		3,017,677
Monaco	2,764,658	—	—		2,764,658
Netherlands	—	56,757,361	—		56,757,361
Norway	—	3,045,759	—		3,045,759
Russia	—	5,889,377	—		5,889,377
South Africa	—	4,344,147	—		4,344,147
South Korea	—	4,743,902	—		4,743,902
Spain	—	—	3,705,229	**	3,705,229
Sweden	1,666,383	910,809	—		2,577,192
Switzerland	—	20,679,520	—		20,679,520
United Kingdom	2,518,821	52,226,938	—		54,745,759
United States	2,486,321	—	—		2,486,321

Total Equity	58,927,455	332,934,323	3,705,229	**	395,567,007

Short-Term Investments
Repurchase Agreements	—	9,597,000	—		9,597,000

Total Short-Term Investments	—	9,597,000	—		9,597,000

Total Investments in Securities	$58,927,455	$342,531,323	$3,705,229	**	$405,164,007

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$58,574	$—	$—		$58,574

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the International Fund.

Smaller Companies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$26,428,225	$—	$—	$26,428,225

Total Equity	26,428,225	—	—	26,428,225

Short-Term Investments
Repurchase Agreements	—	4,207,000	—	4,207,000

Total Investments in Securities	$26,428,225	$4,207,000	$—	$30,635,225

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$601,609,228	$—	$561,147	**	$602,170,375
Exchange-Traded Funds	8,368,787	—	—		8,368,787
Limited Partnerships	—	—	1,242,216	**	1,242,216
Preferred Stocks	1,401,107	—	1,471,562	**	2,872,669

Total Equity	611,379,122	—	3,274,925	**	614,654,047

Rights/Warrants	295	59,683	—		59,978
Short-Term Investments

Treasury Bills	—	8,933,877	—		8,933,877
Repurchase Agreements	—	43,792,000	—		43,792,000

Total Short-Term Investments	—	52,725,877	—		52,725,877

Fixed Income
Asset-Backed Securities	—	189,345,473	2,250,950	**	191,596,423
Bank Loans	—	51,343,713	797,900	**	52,141,613
Convertible Bonds	—	17,194,028	—		17,194,028
Corporate Bonds	—	527,209,593	387,300	**	527,596,893
Government Securities & Agency Issue	—	43,898,782	—		43,898,782
Mortgage-Backed Securities	—	381,433,777	874,849	(1)	382,308,626
Municipal Bonds	—	20,775,871	—		20,775,871

Total Fixed Income	—	1,231,201,237	4,310,999	**	1,235,512,236

Purchased Options	1,151,011	—	—		1,151,011

Investments Valued at NAV(2)	—	—	—		1,806,092

Total Investments in Securities	$612,530,428	$1,283,986,797	$7,585,924	**	$1,905,909,241

Short Sales
Common Stocks	(125,653,098)	—	—		(125,653,098)
Exchange-Traded Funds	(15,019,656)	—	—		(15,019,656)

Total Short Sales	(140,672,754)	—	—		(140,672,754)

Total Investments in Securities in Liabilities	$(140,672,754)	$—	$—		$(140,672,754)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$209,247	$—	$—		$209,247
Futures	(1,795,924)	—	—		(1,795,924)
Swaps - Credit Default	—	(1,710,312)	—		(1,710,312)
Swaps - Total Return	—	(416,918)	—		(416,918)
Written Options	(304,430)	—	—		(304,430)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

(2)	As of March 31, 2019, certain of the Portfolio’s investments were valued using net asset value per unit as practical expedient (“NAV”) and have been excluded from the fair value hierarchy.

There was $2,490,562 transferred from Level 2 to Level 3 in Alternative Strategies Fund. Securities transferred from Level 2 to Level 3 were due to the application of a liquidity discount to odd-lot holdings of fixed income securities.

High Income Alternatives Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$10,521,342	$—	$—	$10,521,342
Limited Partnerships	364,152	—	—	364,152
Preferred Stocks	1,122,948	—	—	1,122,948

Total Equity	12,008,442	—	—	12,008,442

Short-Term Investments
Commercial Paper	—	4,253,471	—	4,253,471
Money Market Funds	830,102	—	—	830,102
Repurchase Agreements	—	5,880,000	—	5,880,000
Treasury Bills	—	3,045,619	—	3,045,619

Total Short-Term Investments	830,102	13,179,090	—	14,009,192

Fixed Income
Asset-Backed Securities	—	14,703,317	—	14,703,317
Bank Loans	—	12,533,917	—	12,533,917
Corporate Bonds	—	8,481,312	—	8,481,312

Government Securities & Agency Issue	1,618,030	15,937,417	—	17,555,447
Mortgage-Backed Securities	—	6,855,819	—	6,855,819
Municipal Bond	—	250,000	—	250,000

Total Fixed Income	1,618,030	58,761,782	—	60,379,812

Total Investments in Securities	$14,456,574	$71,940,872	$—	$86,397,446

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$9,361	$—	$—	$9,361
Swaps - Interest Rate	—	(67,087)	—	(67,087)
Swaps - Credit Default	—	(49,704)	—	(49,704)
Written Options	(70,960)	—	—	(70,960)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Alternatives Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•

Collateral Risk. If the Alternative Strategies Fund and the High Income Alternatives Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or a Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or a Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and the High Income Alternatives Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Funds invest. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Credit Risk. This is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative

Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•

Distressed Companies Risk. A Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•

Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

•

Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

•

Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Alternatives Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Alternatives Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in a Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in a Fund.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

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MLP Risk. Investing in MLP units involves some risks that differ from an investment in the equity securities of a company. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Mortgage REIT Risk. Investing in mREITs involves certain risks related to investing in real property mortgages. In addition, mREITs must satisfy highly technical and complex requirements in order to qualify for the favorable tax treatment accorded to REITs under the Internal Revenue Code of 1986 (the “Code”). No assurances can be given that a mREIT in which the High Income Alternatives Fund invests will be able to continue to qualify as a REIT or that complying with the REIT requirements under the Code will not adversely affect such REIT’s ability to execute its business plan.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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Municipal Securities Risk. Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.